                                                                       BOND FUND

                                                                GLOBAL BOND FUND

                                                                 HIGH YIELD FUND

                                                 INTERMEDIATE MATURITY BOND FUND

                                                      INVESTMENT GRADE BOND FUND

                                                             MUNICIPAL BOND FUND

                                                            SHORT-TERM BOND FUND

                                                 U.S. GOVERNMENT SECURITIES FUND



                                 FIXED INCOME

--------------------------------------------------------------------------------


                      [LOGO] LOOMIS * SAYLES FUNDS










                         SEMI-ANNUAL REPORT
                         MARCH 31, 2000

TABLE OF CONTENTS

Corporate Overview                                                         1


Letter from the President                                                  2

Economic and Market Overview                                               4

Institutional Class Total Return vs.
   Lipper Category and Lipper Category Index                               8

Fund and Manager Reviews                                                  10

Portfolio of Investments                                                  26

Statements of Assets and Liabilities                                      68

Statements of Operations                                                  70

Statements of Changes in Net Assets                                       72

Financial Highlights                                                      80

Notes to Financial Statements                                             96

CORPORATE OVERVIEW


LOOMIS SAYLES FUNDS

Loomis Sayles Funds is a Boston-based family of predominantly no-load mutual funds advised by Loomis, Sayles & Company, L.P. At Loomis Sayles Funds, we follow a simple strategy--we pay close attention to what we hear from our clients and the marketplace, then work to deliver high-quality products and services that exceed expectations.

Our "listening harder" creed lets us design products and services that truly answer our clients' needs. We offer a broad range of no-load funds to complement your investment objectives and strategies. We believe we run one of the most responsive support organizations in the business, providing timely information and insightful solutions.

Beyond that, we're structured to take advantage of our institutional heritage. The research department at Loomis, Sayles & Company, L.P. provides our portfolio managers with the fundamental research they need to make sound investment decisions. Our portfolio managers not only manage mutual funds, they manage large institutional accounts that demand and appreciate the style consistency that follows from our disciplined investment approach.

FOR INFORMATION ABOUT:

- Establishing an account

- Account procedures and status

- Exchanges

- Shareholder services

PHONE 800-626-9390

FOR ALL OTHER INFORMATION ABOUT THE FUNDS
PHONE 800-633-3330

To request any of the following, press or say the number

1--Automated Account Balances, Last Transaction, and Distribution Information

2--Speak to a Customer Service Representative regarding an Existing Account

3--Net Asset Values and Yields

4--Speak to a Marketing Representative

5--Advisory and Broker/Dealer Services

6--Institutional and High Net Worth Operations, Trading and Client Services

AS ALWAYS, WE ARE INTERESTED IN YOUR COMMENTS ABOUT THE JOB WE ARE DOING AND IN ANSWERING ANY QUESTIONS YOU MAY HAVE. FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE LOOMIS SAYLES FUNDS, INCLUDING CHARGES AND EXPENSES, PLEASE CALL LOOMIS SAYLES DISTRIBUTORS, L.P. FOR A PROSPECTUS AT 800-633-3330 MONDAY THROUGH FRIDAY, 8:45 A.M. TO 4:45 P.M. EST. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


LOOMIS SAYLES FIXED INCOME FUNDS                                              1

LETTER FROM THE PRESIDENT

[PHOTO]
DANIEL J. FUSS
PRESIDENT AND
PORTFOLIO MANAGER

DEAR SHAREHOLDERS,

The last six months ended March 31, 2000 showed continued strength in the U.S. stock market and changing conditions in the U.S. bond market. The broad bond market finished 1999 on a disappointing note, with rising interest rates and negative returns for most sectors. While short-term rates continued to climb into 2000, the higher-quality, longer-term sectors rebounded somewhat during the first three months of 2000, led in large part by a bounce-back in the U.S. Treasury sector.

At Loomis Sayles, our domestic bond funds successfully persevered through the challenging bond market climate of the past six months. Spreads remained wide throughout the period, which presented us with excellent long-term buying opportunities. Because our expertise is in researching and selecting attractive bonds, we were very comfortable with this environment.

The worst may be over for the bond market, and we're probably already off the bottom. But, because short-term rates may continue to rise for a while, barring a stock market drop, the market shouldn't get away from us on the upside. It's a good time to be gradually buying discount, reasonable credits with fairly long maturities. It's also important to get extra value by emphasizing non-market-related factors. We have to remain cautious with corporate bonds, though, because it's a very competitive market. All in all, it's a better-than-average time to be in the market, particularly if focused on long, discount, non-U.S. Treasury securities.

In the equity arena, growth stocks across all capitalization ranges remained on a strong upward course, led by the powerful, high-flying technology sector. A couple of rallies among value stocks were short-lived, and the growth-stock sector emerged as the unrivaled style leader for the period. The Loomis Sayles growth-oriented stock funds benefited nicely from this trend and posted attractive six-month returns. Nevertheless, we continue to believe that value stocks remain good long-term investments, and we have been able to take advantage of good buying opportunities within this sector.

As we look ahead, the levels of debt in the economies of the major countries remain a valid concern. As short-term interest rates move up, this may serve as a depressant on the financial markets and a slowing mechanism for the economies. Nevertheless, this one factor alone doesn't seem to be enough to put an end to the economic expansion. In fact, unless the central banks go overboard, we believe that there really is no visible factor threatening to clobber the economies.

There are many factors, though, that appear to be dampeners of economic growth, particularly in North America: relatively full employment, rising short-term interest rates and the resulting slowing of private-sector borrowing, and some deterioration in consumer sentiment. Put together, these factors could and should slow the level of economic expansion to something more in line with normal growth.

The magnitude of stock-market leverage also is an important and growing concern in the U.S., Europe and Japan. The Federal Reserve Board has said it won't raise margin requirements, but a market that trends sharply downwards could feed on itself. Those investing in volatile instruments with borrowed money eventually will have to face up to it, and this really could put a damper on the stock market and the economy. Stock market valuations in the U.S., and to a lesser degree in Europe, also remain a concern given the extraordinary returns in the past five years. These are huge markets, and a return to more normalized performance could be disappointing in the future. If this does occur, though, I suspect it will be a gradual process.

Sincerely,



/s/ Daniel J. Fuss

Daniel J. Fuss
President
Loomis Sayles Funds


LOOMIS SAYLES FIXED INCOME FUNDS                                              3

ECONOMIC AND MARKET OVERVIEW

LOOMIS SAYLES ECONOMIC AND MARKET OVERVIEW
SEMI-ANNUAL REPORT FOR THE PERIOD ENDED MARCH 31, 2000

STOCK MARKET REVIEW
The broad-based stock market continued its amazing run during 1999, posting its fifth-consecutive year of returns in excess of 20% (as measured by the S&P 500 Index). Much of last year's performance was concentrated in the fourth quarter, when the S&P 500 Index was up 14.9%, primarily on strong technology sector returns.

The upward trend continued into 2000, but volatility among the soaring technology sector in the final few weeks of the first quarter slowed down the market. The S&P 500 ended the first quarter with a return of 2.3% and posted a 17.6% return for the six-month period ended March 31, 2000.

Two distinguishing characteristics of the period were the continued dominance of growth over value and the outperformance of small-cap stocks versus their larger counterparts. After a very strong fourth quarter 1999, in which the Russell 2000 Growth Index returned an astounding 33.4%, small-cap stocks were up 7.1% in the first quarter of 2000. For the entire six-month period, the Russell 2000 Growth Index was up 45.75%, outpacing the larger S&P 500 Index by 28 percentage points.

Once again, the technology and telecommunications sectors fueled the market's drive across all capitalization ranges, and the sectors' strength was the primary reason that growth stocks maintained "favored" status over value stocks. Even within the value sector, technology and communications companies were the performance leaders.

Among the more notable events of the period, the January 10, 2000 merger announcement between America Online and Time Warner gave the markets a big boost. In addition, the technology-heavy Nasdaq Index shattered several records during the period. But, a downward trend emerged in the final weeks of March, reinforcing the volatility inherent among technology stocks and igniting a leadership battle between "old economy" and "new economy" companies. A study by Pegasus Research published in BARRON'S stated that 51 of 207 surveyed internet firms were "likely to run out of funds soon", including such high-profile names as music vendor CDNow and Peapod, the online grocer which saw its value drop by 56% in one day when its CEO suddenly resigned and investors pulled $120 million in financing.

Across the board, international stocks also enjoyed a strong fourth quarter, which capped off a year that saw the EAFE (Europe, Australasia, Far East) Index outperforming the S&P 500 Index for the first full year since 1994. But EAFE retreated during the first quarter of 2000, as Japan's recovery hit a roadblock, bringing the rest of developed Asia down with it. Performance was stronger throughout the period among the emerging markets, particularly oil exporting nations such as Mexico and Venezuela.

BOND MARKET REVIEW
It was almost as if there were two different bond markets over the last six months. In the fourth quarter of 1999 there was a noticeable trend of investors willing to take on some credit risk. In the battle between rising interest rates and strengthening credits, strengthening credits emerged the winner, and high-yield bonds were the leading performers. Government bonds, which are only sensitive to interest-rate movements, finished the quarter on a negative note.

The first quarter of 2000 saw a reversal of this activity. A flight to quality emerged, as investors showed little concern for interest rate hikes alone. Instead, they acted on the notion that for lower-rated credits, higher interest rates would make it more costly to raise capital.

The bond market also was bolstered in the first quarter of 2000 by the U.S. Treasury department's announcement that it was buying back long-term debt. This created huge demand for long-term Treasuries and led to an inverted yield curve, with rates peaking at about the 10-year range. At the beginning of the quarter, the two-year Treasury yielded 6.24% and the 30-year Treasury was at 6.48%. By the end of March, the yield on the two-year Treasury was up to 6.49%, while the yield on the 30-year Treasury had fallen to 5.84%.

For the entire six-month period, government bonds outperformed all other fixed-income securities with a return of 2.7%, as measured by the Lehman Brothers Government Bond Index. Mortgage-backed securities were up 1.8%, according to the Lehman Brothers Fixed Rate Mortgage-Backed Index, and investment-grade corporate securities, as measured by Lehman Brothers Government/Corporate Bond Index, were up 1.5%. High-yield bonds, as measured by the Lehman Brothers High Yield Bond Index, finished the six-month period down 0.7%.


U.S. AND GLOBAL ECONOMIC REVIEW
Continuing in its proactive battle against inflationary signs, the Federal Reserve Board implemented three separate quarter-point interest rate increases during the six-month period. The last increase, on March 21, 2000, came on the heels of news that the annual growth rate in the fourth-quarter of 1999 was an astounding 6.9%-about twice the rate that Alan Greenspan would like to see. Inflation remained relatively dormant during the period. Labor costs have gone up slightly, but most of this seems to be offset by increased efficiency due to technological advances.

Clearly, the Federal Reserve's efforts have not phased the economy or investors as much as Chairman Greenspan might like. For example, growth-oriented companies-investor favorites for the last several years-have basically been immune to the rate increases. When these companies have needed cash, all they have had to do is sell more stock, and there has been no shortage of buyers. As such, the general consensus is that the Federal Reserve will raise interest rates several more times.


LOOMIS SAYLES FIXED INCOME FUNDS                                              5

Outside the U.S., we believe economic conditions generally remain favorable throughout Europe, although the Euro recently weakened to a record low against the U.S. dollar. Most European countries have shown robust GDP growth. In particular, France, which is Europe's second-largest economy, grew at an annualized rate of 3.6% in the fourth quarter of 1999. Germany, Europe's largest and most influential economy, showed a 3.3% annualized GDP in the fourth quarter. The outlook for Germany remains especially positive, as the ruling coalition has implemented encouraging budgetary and tax reforms designed to support more of a free-market economy than a government-subsidized economy.

In Japan, GDP plunged 5.5% (annualized) in the fourth quarter, representing the country's third-largest decline since GDP data were first collected in 1960. This was the second decline in as many quarters. Two economic "shocks" contributed to the fourth quarter's plunge: the completion of the government's final fiscal stimulus package and the strong appreciation of the yen. The outlook for Japan remains uncertain, as the government struggles to implement a plan to put economic growth back on track.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]
















LOOMIS SAYLES FIXED INCOME FUNDS                                              7

INSTITUTIONAL CLASS


      TOTAL RETURN(1) VS. LIPPER CATEGORY AND LIPPER CATEGORY INDEX(2) FOR THE PERIODS ENDED MARCH 31, 2000
--------------------------------------------------------------------------------------------------------------------
                                                                                       Modified          Actual
                                        6 Months*   1 Year    3 Years     5 Years     Inception(3)      Inception(4)
--------------------------------------------------------------------------------------------------------------------
  LOOMIS SAYLES BOND FUND %               6.99       5.16       8.82       11.75         12.09            11.98
  Lipper Corporate Debt Funds
   BBB-Rated Average %                    1.88       0.57       5.57        7.13          8.17             NA
  Rank                                     NA       5/143       3/88        1/56          1/23             NA
  Percentile                               NA         4          4           2             5               NA
  Lipper Corporate Debt Funds
   BBB-Rated Index %                      2.15       0.94       5.83        7.08          7.61             NA

  LOOMIS SAYLES GLOBAL
  BOND FUND %                            -1.17      -0.93       5.38       11.33          8.44            8.39
  Lipper Global Income Funds Average %    0.62      -0.47       2.99        5.66          5.97             NA
  Rank                                     NA       49/131     15/114       4/83          1/24             NA
  Percentile                               NA         38         14          5             4               NA
  Lipper Global Income Funds Index %      0.19      -0.83       3.15        5.98          6.14             NA

  LOOMIS SAYLES HIGH
  YIELD FUND %                           11.70      16.34       8.41         NA           7.63            7.90
  Lipper High Current Yield
   Funds Average %                        1.27       0.06       4.32         NA           4.93             NA
  Rank                                     NA       2/349      8/189         NA          17/166            NA
  Percentile                               NA         1          5           NA            11              NA
  Lipper High Yield Funds Index %         1.13       0.00       5.12         NA           5.53             NA

  LOOMIS SAYLES INTERMEDIATE
  MATURITY BOND FUND %                    3.12       4.19       5.40         NA            NA             4.95
  Lipper Intermediate Investment Grade
   Debt Funds Average %                   1.61       0.99       5.72         NA            NA             5.08
  Rank                                     NA       8/284     130/203        NA            NA            99/188
  Percentile                               NA         3          65          NA            NA              53
  Lipper Intermediate Investment Grade
   Debt Funds Index %                     1.77       1.38       6.00         NA            NA             5.36

NOTE: PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. TOTAL RETURN SHOWN FOR PERIODS OF ONE YEAR OR LESS REPRESENTS CUMULATIVE TOTAL RETURN. TOTAL RETURN FOR PERIODS GREATER THAN ONE YEAR REPRESENTS AVERAGE ANNUAL TOTAL RETURN. TOTAL RETURNS SHOWN REFLECT, IF ANY, THE EFFECT OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. ABSENT SUCH FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, TOTAL RETURN WOULD HAVE BEEN LOWER.

(2) THE LIPPER CATEGORY TOTAL RETURN REPRESENTS THE AVERAGE TOTAL RETURN FOR ALL FUNDS IN EACH FUND'S CORRESPONDING INVESTMENT CATEGORY AS DETERMINED BY LIPPER INC. THE LIPPER CATEGORY INDEX TOTAL RETURN REPRESENTS THE AVERAGE TOTAL RETURN OF 30 FUNDS IN EACH FUND'S CORRESPONDING INVESTMENT CATEGORY AS DETERMINED BY LIPPER INC. RANKINGS ARE BASED ON THE TOTAL RETUN OF EACH FUND FOR THE PERIOD RELATIVE TO THE TOTAL RETURN OF ALL FUNDS IN THAT FUND'S CORRESPONDING INVESTMENT CATEGORY. SOURCE: LIPPER INC.

*    NOT ANNUALIZED.


--------------------------------------------------------------------------------------------------------------------
                                                                                       Modified          Actual
                                        6 Months*   1 Year    3 Years     5 Years     Inception(3)      Inception(4)
--------------------------------------------------------------------------------------------------------------------
  LOOMIS SAYLES INVESTMENT
  GRADE BOND FUND %                       5.41       5.89       8.97        NA            NA               8.06
  Lipper Corporate Debt Funds
   BBB-Rated Average %                    1.88       0.57       5.57        NA            NA               4.95
  Rank                                     NA       3/143       2/88        NA            NA               2/84
  Percentile                               NA         3          3          NA            NA                3
  Lipper Corporate Debt Funds
   BBB-Rated Index %                      2.15       0.94       5.83        NA            NA               5.15

  LOOMIS SAYLES MUNICIPAL
  BOND FUND %                             1.91      -1.46       5.02       5.41          6.37              6.41
  Lipper General Municipal Debt
   Funds Average %                        1.21      -2.40       4.22       4.95          6.13               NA
  Rank                                     NA       77/270     29/221     44/179        26/90               NA
  Percentile                               NA        29          13         25            29                NA
  Lipper General Municipal Debt
   Funds Index %                          1.37      -1.93       4.59       5.27          6.25               NA

  LOOMIS SAYLES SHORT-TERM
  BOND FUND %                             1.88       3.66       5.71       5.87          5.52              5.52
  Lipper Short Investment Grade
  Debt Funds Average %                    1.93       3.27       5.17       5.64          5.14               NA
  Rank                                     NA       32/112     15/100     20/70          7/30               NA
  Percentile                               NA          29        15         29            23                NA
  Lipper Short Investment Grade
   Debt Funds Index %                     1.98       3.40       5.30       5.79          5.28               NA

  LOOMIS SAYLES U.S.
  GOVERNMENT
  SECURITIES FUND %                       4.41       3.06       8.47       7.99          8.78              8.79
  Lipper General U.S. Government
   Bond Funds Average %                   1.86       0.75       5.77       6.11          6.50               NA
  Rank                                     NA       4/185      6/160      5/126          1/55               NA
  Percentile                               NA         3          4          4             2                 NA
  Lipper General U.S. Government
   Bond Funds Index %                     1.86       0.86       5.76       6.06          6.19               NA


(3) FOR THOSE FUNDS WITH INCEPTION DATES OTHER THAN MONTH-END, MODIFIED INCEPTION REFLECTS THE NEAREST LIPPER REPORTING PERIOD FOLLOWING ACTUAL INCEPTION. LIPPER PERFORMANCE IS REPORTED AS OF MONTH END.

(4)  ACTUAL INCEPTION DATES:
     BOND FUND                             MAY 16, 1991
     GLOBAL BOND FUND                      MAY 10, 1991
     HIGH YIELD FUND                       SEPTEMBER 11, 1996
     INTERMEDIATE MATURITY BOND FUND       DECEMBER 31, 1996
     INVESTMENT GRADE BOND FUND            DECEMBER 31, 1996
     MUNICIPAL BOND FUND                   MAY 29, 1991
     SHORT-TERM BOND FUND                  AUGUST 3, 1992
     U.S. GOVERNMENT SECURITIES FUND       MAY 21, 1991


LOOMIS SAYLES FIXED INCOME FUNDS                                              9

FUND AND MANAGER REVIEW

[PHOTO]
DANIEL J. FUSS

[PHOTO]
KATHLEEN C. GAFFNEY

LOOMIS SAYLES BOND FUND

KEY FUND FACTS

OBJECTIVE High total investment return

STRATEGY Invests in debt securities, although up to 20% of total assets may be in preferred stocks.

FUND INCEPTION DATE 5/16/91

COMMENCEMENT OF OPERATIONS OF CLASS Institutional: 5/16/91,
Retail: 1/2/97, Admin: 1/2/98

EXPENSE RATIO Institutional: 0.75%, Retail: 1.00%, Admin: 1.25%

TOTAL NET ASSETS (ALL CLASSES) $1,733.4 MM

-------------------------------------------------------------------------------

PERFORMANCE
For the six-month period ended March 31, 2000, the Institutional, Retail and Admin classes of the Bond Fund returned 6.99%, 6.88% and 6.68%, respectively, compared to the 2.27% return for the Fund's benchmark, the Lehman Brothers Government/Corporate Bond Index. The average corporate debt fund BBB-rated, as measured by Lipper Inc., posted a total return of 1.88% for the same period.

PORTFOLIO REVIEW
The Fund successfully persevered two challenging bond market climates over the past six-month period. The final three months of 1999 capped off a year that produced rising interest rates and negative returns for most major bond market sectors. Then, in the first three months of 2000, a flight to quality ensued as long-term U.S. Treasuries outperformed all other bond market sectors, primarily due to the U.S. Treasury Department's announcement that it would start buying back longer-term bonds.

Nevertheless, the Fund is designed to gain extra value by emphasizing non-market-related factors. Throughout the six-month period, despite the volatility and uncertainty in the bond market, the Fund enjoyed solid returns from its exposure to emerging markets, Canadian bonds and convertible securities. As of March 31, 2000, the Fund held 19% of its assets in emerging markets, 19% in Canadian bonds and 16% in convertible securities.

Emerging markets closed out 1999 with a stellar rebound that continued into the new year. Asian markets benefited from a reformed Indonesian government, an upgraded Korea and Malaysia and a strong restructuring in Thailand. In Latin America, a strong U.S. economy and rising oil prices contributed to investors' confidence and optimism. These markets were bolstered further by Mexico's upgrade to investment-grade status and Brazil's ability to sustain strong economic numbers.

Additionally, as the stock market remained strong throughout the period, convertible securities showed excellent performance, particularly in the high-flying technology sector. In Canada, a record supply of new issuance helped Canadian credits continue to provide positive returns for the Fund.

PORTFOLIO POSITIONING
As spreads remain wide, we continue to believe that the bond market offers many good value opportunities. We will maintain an opportunistic approach toward convertible securities and emerging market bonds. We also will rely on our credit research efforts to attempt to uncover good value opportunities in the high-yield sector.


/s/ Daniel J. Fuss         /s/ Kathleen C. Gaffney

Daniel J. Fuss             Kathleen C. Gaffney

                                                         AVERAGE ANNUAL RETURNS (%)-PERIOD ENDED MARCH 31, 2000
---------------------------------------------------------------------------------------------------------------
                                                                                                     Since
                                                     6 Months    1 Year    3 Years     5 Years     Inception(a)
---------------------------------------------------------------------------------------------------------------
LOOMIS SAYLES BOND FUND (INSTITUTIONAL)                  6.99      5.16       8.82       11.75            11.98
LOOMIS SAYLES BOND FUND (RETAIL)                         6.88      4.97       8.55       11.47            11.71
LOOMIS SAYLES BOND FUND (ADMIN)                          6.68      4.71       8.28       11.18            11.43
Lipper Corporate Debt Funds BBB-Rated Index(b)           2.15      0.94       5.83        7.08             7.61
Lehman Brothers Government/Corporate Bond Index(c)       2.27      1.70       6.79        7.13             7.54

                          CUMULATIVE PERFORMANCE-MAY 31, 1991 TO MARCH 31, 2000
-------------------------------------------------------------------------------

[GRAPH]

                                           Lipper Corporate               Lehman Brothers
                          Loomis Sayles     Debt Funds BBB-            Government/Corporate
                           Bond Fund(d)       Rated Index                   Bond Index
       5/31/91              $10,000             $10,000                      $10,000
       6/30/91               $9,849              $9,975                       $9,989
       7/31/91              $10,090             $10,084                      $10,114
       8/31/91              $10,502             $10,327                      $10,348
       9/30/91              $10,522             $10,551                      $10,564
      10/31/91              $10,815             $10,648                      $10,658
      11/30/91              $10,702             $10,734                      $10,764
      12/31/91              $10,931             $11,137                      $11,127
       1/31/92              $11,102             $11,001                      $10,962
       2/29/92              $11,380             $11,062                      $11,021
       3/31/92              $11,294             $11,025                      $10,960
       4/30/92              $11,456             $11,083                      $11,026
       5/31/92              $11,794             $11,308                      $11,240
       6/30/92              $11,838             $11,473                      $11,404
       7/31/92              $12,222             $11,789                      $11,696
       8/31/92              $12,333             $11,897                      $11,801
       9/30/92              $12,399             $12,041                      $11,962
      10/31/92              $12,255             $11,830                      $11,779
      11/30/92              $12,380             $11,843                      $11,770
      12/31/92              $12,493             $12,040                      $11,971
       1/31/93              $12,927             $12,303                      $12,231
       2/28/93              $13,180             $12,593                      $12,485
       3/31/93              $13,446             $12,671                      $12,528
       4/30/93              $13,650             $12,766                      $12,624
       5/31/93              $13,871             $12,796                      $12,617
       6/30/93              $14,164             $13,084                      $12,904
       7/31/93              $14,508             $13,206                      $12,986
       8/31/93              $14,770             $13,513                      $13,284
       9/30/93              $14,795             $13,553                      $13,331
      10/31/93              $15,018             $13,647                      $13,385
      11/30/93              $15,081             $13,490                      $13,234
      12/31/93              $15,289             $13,581                      $13,282
       1/31/94              $15,873             $13,816                      $13,492
       2/28/94              $15,604             $13,515                      $13,198
       3/31/94              $15,040             $13,130                      $12,875
       4/30/94              $14,703             $12,971                      $12,769
       5/31/94              $14,648             $12,938                      $12,745
       6/30/94              $14,607             $12,885                      $12,715
       7/31/94              $14,830             $13,105                      $12,969
       8/31/94              $15,052             $13,157                      $12,975
       9/30/94              $14,872             $12,975                      $12,778
      10/31/94              $14,803             $12,934                      $12,764
      11/30/94              $14,605             $12,899                      $12,741
      12/31/94              $14,647             $12,954                      $12,825
       1/31/95              $14,953             $13,173                      $13,072
       2/28/95              $15,390             $13,474                      $13,375
       3/31/95              $15,725             $13,580                      $13,464
       4/30/95              $16,300             $13,824                      $13,652
       5/31/95              $17,174             $14,420                      $14,224
       6/30/95              $17,411             $14,529                      $14,338
       7/31/95              $17,362             $14,495                      $14,283
       8/31/95              $17,723             $14,708                      $14,465
       9/30/95              $18,160             $14,880                      $14,612
      10/31/95              $18,340             $15,079                      $14,827
      11/30/95              $18,890             $15,326                      $15,071
      12/31/95              $19,328             $15,579                      $15,293
       1/31/96              $19,721             $15,705                      $15,388
       2/29/96              $19,124             $15,375                      $15,062
       3/31/96              $19,139             $15,261                      $14,935
       4/30/96              $18,984             $15,164                      $14,833
       5/31/96              $19,192             $15,153                      $14,808
       6/30/96              $19,448             $15,327                      $15,006
       7/31/96              $19,438             $15,365                      $15,041
       8/31/96              $19,600             $15,357                      $15,004
       9/30/96              $20,209             $15,665                      $15,270
      10/31/96              $20,884             $16,041                      $15,627
      11/30/96              $21,696             $16,398                      $15,915
      12/31/96              $21,318             $16,240                      $15,737
       1/31/97              $21,300             $16,291                      $15,756
       2/28/97              $21,610             $16,384                      $15,789
       3/31/97              $21,266             $16,131                      $15,601
       4/30/97              $21,543             $16,369                      $15,830
       5/31/97              $22,017             $16,557                      $15,977
       6/30/97              $22,508             $16,804                      $16,169
       7/31/97              $23,666             $17,385                      $16,664
       8/31/97              $23,148             $17,155                      $16,477
       9/30/97              $23,898             $17,456                      $16,736
      10/31/97              $23,818             $17,634                      $17,004
      11/30/97              $23,945             $17,720                      $17,093
      12/31/97              $24,024             $17,910                      $17,273
       1/31/98              $24,323             $18,138                      $17,516
       2/28/98              $24,585             $18,132                      $17,481
       3/31/98              $24,941             $18,224                      $17,534
       4/30/98              $25,036             $18,302                      $17,623
       5/31/98              $25,036             $18,458                      $17,812
       6/30/98              $25,055             $18,594                      $17,993
       7/31/98              $24,788             $18,579                      $18,008
       8/31/98              $23,007             $18,444                      $18,359
       9/30/98              $23,801             $18,825                      $18,884
      10/31/98              $23,731             $18,592                      $18,751
      11/30/98              $25,182             $18,936                      $18,863
      12/31/98              $25,152             $18,983                      $18,909
       1/31/99              $25,615             $19,148                      $19,043
       2/28/99              $25,152             $18,734                      $18,591
       3/31/99              $26,057             $18,943                      $18,683
       4/30/99              $26,955             $19,079                      $18,729
       5/31/99              $26,333             $18,821                      $18,536
       6/30/99              $26,161             $18,722                      $18,478
       7/31/99              $25,764             $18,628                      $18,427
       8/31/99              $25,524             $18,559                      $18,412
       9/30/99              $25,611             $18,719                      $18,578
      10/31/99              $25,631             $18,755                      $18,627
      11/30/99              $25,876             $18,801                      $18,616
      12/31/99              $26,284             $18,770                      $18,503
       1/31/00              $26,238             $18,715                      $18,498
       2/29/00              $27,037             $18,946                      $18,730
       3/31/00              $27,402             $19,120                      $19,000

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the fund. High yield securities are subject to a high degree of market and credit risk. In addition, the secondary market for these securities may lack liquidity which, in turn, may adversely affect the value of these securities and that of the fund.

NOTE: PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA REFLECTS CERTAIN FEE WAIVERS AND REIMBURSEMENTS, AND THAT, WITHOUT SUCH WAIVERS, PERFORMANCE, AND THEREFORE RANKINGS, WOULD BE LOWER.

(a): INCEPTION DATE OF THE INSTITUTIONAL CLASS OF SHARES IS MAY 16, 1991. SINCE LIPPER CORPORATE DEBT FUNDS BBB-RATED INDEX AND LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX PERFORMANCE DATA IS NOT AVAILABLE COINCIDENT WITH THIS DATE, COMPARATIVE PERFORMANCE IS PRESENTED FROM MAY 31, 1991. INCEPTION DATE OF THE RETAIL AND ADMIN CLASSES OF SHARES ARE DECEMBER 31, 1996 AND JANUARY 2, 1998, RESPECTIVELY. PERFORMANCE SHOWN FOR PERIODS PRIOR TO THE INCEPTION DATE OF THE RETAIL CLASS (DECEMBER 31, 1996) AND ADMIN CLASS (JANUARY 2, 1998) REPRESENT THE PERFORMANCE OF THE INSTITUTIONAL CLASS OF SHARES DURING THE PERIOD SHOWN, ADJUSTED TO REFLECT THE CURRENT LEVELS OF MANAGEMENT AND 12b-1 FEES PAYABLE BY THE RESPECTIVE CLASS OF SHARES.

(b): THE LIPPER CORPORATE DEBT FUNDS BBB-RATED INDEX IS AN EQUALLY WEIGHTED UNMANAGED INDEX OF TYPICALLY THE 30 LARGEST MUTUAL FUNDS WITHIN THE CORPORATE DEBT FUNDS BBB-RATED INVESTMENT OBJECTIVE. RETURNS ARE ADJUSTED FOR THE REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS.

(c): LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX IS AN UNMANAGED COMPOSITE OF APPROXIMATELY 5,300 CORPORATE AND GOVERNMENT ISSUES WITH AT LEAST $100 MILLION OUTSTANDING FOR GOVERNMENT ISSUES AND $25 MILLION FOR CORPORATES, AND GREATER THAN 1 YEAR MATURITY. THE INDEX RETURNS HAVE NOT BEEN LOWERED FOR ONGOING MANAGEMENT AND OPERATING EXPENSES APPLICABLE TO MUTUAL FUND INVESTMENTS.

(d): CUMULATIVE PERFORMANCE IS SHOWN FOR THE INSTITUTIONAL CLASS OF SHARES. PERFORMANCE OF THE RETAIL AND ADMIN CLASSES OF SHARES WOULD, DUE TO THE HIGHER FEES PAID BY THE RETAIL AND ADMIN CLASSES OF SHARES, BE LOWER.


LOOMIS SAYLES FIXED INCOME FUNDS                                              11

FUND AND MANAGER REVIEW

[PHOTO]
E. JOHN DEBEER

LOOMIS SAYLES GLOBAL BOND FUND

KEY FUND FACTS

OBJECTIVE High total investment return

STRATEGY Invests primarily in investment grade fixed income obligations (including convertibles) denominated in various currencies, including U.S. dollars or multicurrency units.

FUND INCEPTION DATE 5/10/91

COMMENCEMENT OF OPERATIONS OF CLASS Institutional: 5/10/91, Retail: 1/2/97

EXPENSE RATIO Institutional: 0.90%, Retail: 1.15%

TOTAL NET ASSETS (ALL CLASSES) $45.1 MM

--------------------------------------------------------------------------------

PERFORMANCE
For the six-month period ended March 31, 2000, the Institutional and Retail classes of the Global Bond Fund returned -1.17% and -1.25%, respectively, compared to the -1.17% return for the Fund's benchmark, the Salomon Brothers World Government Bond Index. The average global income fund, as measured by Lipper Inc., posted a total return of 0.62% for the same period.

PORTFOLIO REVIEW
Currency valuations played a large role in the Fund's performance during the six-month period. We felt that the yen was overvalued, so our Asian exposure was concentrated in dollar-denominated Asian credits. As such, the portfolio missed out on the yen's relative strength during the fourth quarter of 1999.

Another key negative factor influencing the Fund's performance was the strength of the U.S. dollar. The euro, which represented approximately 40% of the portfolio during the period, declined relative to the U.S. dollar. Nevertheless, a partial hedge against the euro helped limit the effects of this decline. Also, the Australian dollar, which represented close to 9% of the portfolio, declined relative to the U.S. dollar.

On the bright side, emerging markets bonds of Argentina, Peru, Thailand and Malaysia, which represented nearly 13% of the portfolio, performed well and enhanced Fund performance. In addition, our specific bond selections throughout all markets contributed positively to performance.

PORTFOLIO POSITIONING
We continue to look for attractive opportunities throughout Europe, Asia and the emerging markets. We believe that Asian growth should support strong improvements in Asian credits. In Europe, corporate bond offerings are growing in size, availability, diversity and liquidity, and our credit research allows us to attempt to seek out good value ahead of the competition. We also remain confident that the euro will strengthen and eventually become a second reserve currency alongside the U.S. dollar, which would benefit the Fund.



/s/ E. John DeBeer

E. John DeBeer


                                                        AVERAGE ANNUAL RETURNS (%)-PERIOD ENDED MARCH 31, 2000
---------------------------------------------------------------------------------------------------------------
                                                                                                     Since
                                                     6 Months    1 Year    3 Years     5 Years     Inception(a)
---------------------------------------------------------------------------------------------------------------
LOOMIS SAYLES GLOBAL BOND FUND (INSTITUTIONAL)          -1.17     -0.93       5.38       11.33             8.39
LOOMIS SAYLES GLOBAL BOND FUND (RETAIL)                 -1.25     -1.17       5.09       11.15             8.29
Lipper Global Income Funds Index(b)                      0.19     -0.83       3.15        5.98             6.14
Salomon Brothers World Government Bond Index(c)         -1.17     -0.25       4.96        4.27             7.75

                           CUMULATIVE PERFORMANCE-MAY 31, 1991 TO MARCH 31, 2000
--------------------------------------------------------------------------------

[GRAPH]

                     Loomis Sayles        Lipper Global        Salomon Brothers
                      Global Bond          Income Funds        World Government
                        Fund(d)               Index               Bond Index
         5/31/91        $10,000              $10,000               $10,000
         6/30/91         $9,560               $9,829                $9,895
         7/31/91         $9,860               $9,979               $10,107
         8/31/91        $10,000              $10,125               $10,302
         9/30/91        $10,530              $10,453               $10,706
        10/31/91        $10,581              $10,566               $10,818
        11/30/91        $10,822              $10,577               $10,987
        12/31/91        $11,687              $10,940               $11,558
         1/31/92        $11,266              $10,759               $11,353
         2/29/92        $11,174              $10,808               $11,290
         3/31/92        $11,112              $10,750               $11,170
         4/30/92        $11,215              $10,832               $11,250
         5/31/92        $11,604              $11,059               $11,595
         6/30/92        $12,045              $11,225               $11,920
         7/31/92        $12,351              $11,418               $12,197
         8/31/92        $12,222              $11,492               $12,539
         9/30/92        $11,846              $11,356               $12,664
        10/31/92        $11,995              $11,338               $12,321
        11/30/92        $11,732              $11,224               $12,125
        12/31/92        $11,786              $11,325               $12,197
         1/31/93        $11,809              $11,476               $12,410
         2/28/93        $12,060              $11,740               $12,654
         3/31/93        $12,357              $11,860               $12,849
         4/30/93        $12,735              $12,005               $13,120
         5/31/93        $12,816              $12,136               $13,252
         6/30/93        $12,388              $12,292               $13,223
         7/31/93        $12,249              $12,435               $13,263
         8/31/93        $12,900              $12,733               $13,660
         9/30/93        $13,190              $12,724               $13,822
        10/31/93        $13,422              $12,896               $13,798
        11/30/93        $13,294              $12,812               $13,699
        12/31/93        $13,508              $13,095               $13,816
         1/31/94        $13,765              $13,256               $13,927
         2/28/94        $13,362              $12,810               $13,836
         3/31/94        $13,007              $12,411               $13,816
         4/30/94        $12,922              $12,315               $13,832
         5/31/94        $12,638              $12,226               $13,711
         6/30/94        $12,192              $12,122               $13,909
         7/31/94        $12,268              $12,220               $14,019
         8/31/94        $12,218              $12,222               $13,971
         9/30/94        $12,155              $12,255               $14,072
        10/31/94        $12,193              $12,374               $14,298
        11/30/94        $12,343              $12,320               $14,101
        12/31/94        $12,331              $12,152               $14,140
         1/31/95        $12,256              $12,169               $14,437
         2/28/95        $12,230              $12,340               $14,806
         3/31/95        $11,967              $12,660               $15,686
         4/30/95        $12,507              $12,965               $15,976
         5/31/95        $13,260              $13,394               $16,426
         6/30/95        $13,109              $13,383               $16,522
         7/31/95        $13,461              $13,484               $16,561
         8/31/95        $13,900              $13,435               $15,992
         9/30/95        $14,177              $13,660               $16,349
        10/31/95        $14,340              $13,786               $16,471
        11/30/95        $14,943              $14,022               $16,657
        12/31/95        $15,279              $14,308               $16,832
         1/31/96        $15,641              $14,476               $16,624
         2/29/96        $15,319              $14,223               $16,539
         3/31/96        $15,400              $14,234               $16,516
         4/30/96        $15,695              $14,356               $16,450
         5/31/96        $15,789              $14,397               $16,454
         6/30/96        $16,151              $14,537               $16,583
         7/31/96        $16,124              $14,686               $16,901
         8/31/96        $16,298              $14,820               $16,967
         9/30/96        $16,792              $15,101               $17,036
        10/31/96        $17,197              $15,407               $17,355
        11/30/96        $17,736              $15,782               $17,583
        12/31/96        $17,574              $15,742               $17,441
         1/31/97        $17,360              $15,608               $16,975
         2/28/97        $17,645              $15,619               $16,848
         3/31/97        $17,488              $15,425               $16,720
         4/30/97        $17,403              $15,470               $16,573
         5/31/97        $17,801              $15,692               $17,023
         6/30/97        $18,200              $15,882               $17,226
         7/31/97        $18,399              $16,016               $17,092
         8/31/97        $18,186              $15,934               $17,082
         9/30/97        $18,556              $16,274               $17,446
        10/31/97        $18,300              $16,257               $17,808
        11/30/97        $18,243              $16,258               $17,535
        12/31/97        $17,979              $16,312               $17,482
         1/31/98        $18,374              $16,432               $17,652
         2/28/98        $18,724              $16,573               $17,795
         3/31/98        $18,511              $16,643               $17,619
         4/30/98        $18,754              $16,775               $17,901
         5/31/98        $18,694              $16,756               $17,943
         6/30/98        $18,314              $16,705               $17,969
         7/31/98        $18,481              $16,778               $17,993
         8/31/98        $17,387              $16,176               $18,483
         9/30/98        $18,131              $16,839               $19,466
        10/31/98        $19,165              $16,983               $20,042
        11/30/98        $19,955              $17,162               $19,759
        12/31/98        $19,883              $17,344               $20,157
         1/31/99        $20,278              $17,381               $19,972
         2/28/99        $19,998              $16,935               $19,330
         3/31/99        $20,655              $17,070               $19,379
         4/30/99        $21,461              $17,225               $19,371
         5/31/99        $20,935              $16,881               $19,045
         6/30/99        $20,705              $16,722               $18,711
         7/31/99        $20,803              $16,781               $19,170
         8/31/99        $20,557              $16,746               $19,259
         9/30/99        $20,705              $16,898               $19,559
        10/31/99        $20,623              $16,875               $19,549
        11/30/99        $20,477              $16,788               $19,345
        12/31/99        $20,643              $16,868               $19,297
         1/31/00        $20,121              $16,591               $18,886
         2/29/00        $20,229              $16,729               $18,750
         3/31/00        $20,463              $16,929               $19,331


Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the fund. High yield securities are subject to a high degree of market and credit risk. In addition, the secondary market for these securities may lack liquidity which, in turn, may adversely affect the value of these securities and that of the fund.

NOTE: PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA REFLECTS CERTAIN FEE WAIVERS AND REIMBURSEMENTS, AND THAT, WITHOUT SUCH WAIVERS, PERFORMANCE, AND THEREFORE RANKINGS, WOULD BE LOWER.

(a) INCEPTION DATE OF THE INSTITUTIONAL CLASS OF SHARES IS MAY 10, 1991. SINCE LIPPER GLOBAL INCOME FUNDS INDEX AND SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX PERFORMANCE DATA IS NOT AVAILABLE COINCIDENT WITH THIS DATE, COMPARATIVE PERFORMANCE IS PRESENTED FROM MAY 31, 1991. INCEPTION DATE OF THE RETAIL CLASS OF SHARES IS DECEMBER 31, 1996. PERFORMANCE SHOWN FOR PERIODS PRIOR TO THE INCEPTION DATE OF THE RETAIL CLASS (DECEMBER 31, 1996) REPRESENT THE PERFORMANCE OF THE INSTITUTIONAL CLASS OF SHARES DURING THE PERIOD SHOWN, ADJUSTED TO REFLECT THE CURRENT LEVELS OF MANAGEMENT AND 12b-1 FEES PAYABLE BY THE RESPECTIVE CLASS OF SHARES.

(b) THE LIPPER GLOBAL INCOME FUNDS INDEX IS AN EQUALLY WEIGHTED UNMANAGED INDEX OF TYPICALLY THE 30 LARGEST MUTUAL FUNDS WITHIN THE GLOBAL INCOME FUNDS INVESTMENT OBJECTIVE. RETURNS ARE ADJUSTED FOR THE REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS.

(c) SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX IS A CAPITALIZATION-WEIGHTED UNMANAGED INDEX WHICH TRACKS THE PERFORMANCE OF 14 GOVERNMENT BOND MARKETS. THE INDEX RETURNS HAVE NOT BEEN REDUCED FOR ONGOING MANAGEMENT AND OPERATING EXPENSES APPLICABLE TO MUTUAL FUND INVESTMENTS.

(d) CUMULATIVE PERFORMANCE IS SHOWN FOR THE INSTITUTIONAL CLASS OF SHARES. PERFORMANCE OF THE RETAIL CLASS OF SHARES WOULD, DUE TO THE HIGHER FEES PAID BY THE RETAIL CLASS OF SHARES, BE LOWER.


LOOMIS SAYLES FIXED INCOME FUNDS                                              13

FUND AND MANAGER REVIEW

[PHOTO]
DANIEL J. FUSS

[PHOTO]
KATHLEEN C. GAFFNEY

LOOMIS SAYLES HIGH YIELD FUND

KEY FUND FACTS

OBJECTIVE High total investment return

STRATEGY Invests in debt securities, although up to 20% of total assets may be in preferred stocks and up to 10% in common stocks. The Fund normally invests at least 65% of its assets in fixed income securities of below investment grade quality.

FUND INCEPTION DATE 9/11/96

COMMENCEMENT OF OPERATIONS OF CLASS Institutional: 9/11/96

EXPENSE RATIO Institutional: 0.75%

TOTAL NET ASSETS $23.4 MM

-------------------------------------------------------------------------------

PERFORMANCE
For the six-month period ended March 31, 2000, the Institutional class of the High Yield Fund returned 11.70%, compared to the -0.74% return for the Fund's benchmark, the Merrill Lynch High Yield Master Index. The average high current yield fund, as measured by Lipper Inc., posted a total return of 1.27% for the same period.

PORTFOLIO REVIEW
In general, high-yield bonds experienced a difficult six-month period. In the fourth quarter of 1999, a combination of Y2K-related uncertainty, inflation fears and interest-rate fluctuations contributed to falling bond prices and rising yields. In the first quarter of 2000, rising interest rates continued to weigh on the market, as did a flight to quality, a record number of credit defaults and low trading volume.

Nevertheless, the Loomis Sayles High Yield Fund bucked the trend and posted a solid six-month return by continuing to stress a bottom-up approach and diversifying across numerous sectors and issues. In addition, we generally structure the Fund so that market-related factors have little impact on performance. As such, the Fund had low interest-rate sensitivity, a high coupon and yield, and a relatively short maturity.

The Fund's outperformance for the period was due to the recovery of emerging markets and the strength of convertible securities. As of March 31, 2000, the Fund held 36% of its assets in emerging markets and 25% in convertible securities. The return of liquidity to many of the smaller, lesser-known bonds the Fund holds, as well as some successful issue and sector selections, also contributed to the Fund's positive return.

PORTFOLIO POSITIONING
We believe that the economic scenario remains positive for high-yield bonds, with a robust economy, low inflation and wide spreads. The Fund remains well diversified across 19 countries, 37 industries and 153 issues that focus on long-term capital appreciation and current income. In addition, we believe that it also has excellent call protection and moderate upgrade potential.



/s/ Daniel J. Fuss         /s/ Kathleen C. Gaffney

Daniel J. Fuss             Kathleen C. Gaffney


                                          AVERAGE ANNUAL RETURNS (%)-PERIOD ENDED MARCH 31, 2000
------------------------------------------------------------------------------------------------
                                                                                           Since
                                                  6 Months     1 Year    3 Years    Inception(a)
------------------------------------------------------------------------------------------------
LOOMIS SAYLES HIGH YIELD FUND (INSTITUTIONAL)        11.70      16.34       8.41            7.90
Lipper High Current Yield Funds Index(b)              1.13       0.00       5.12            5.53
Merrill Lynch High Yield Master Index(c)             -0.74      -1.33       4.90            5.66


CUMULATIVE PERFORMANCE-SEPTEMBER 30, 1996 TO MARCH 31, 2000
--------------------------------------------------------------------------------

[GRAPH]


                                           Lipper High          Merrill Lynch
                         Loomis Sayles    Current Yield          High Yield
                        High Yield Fund    Funds Index          Master Index
         9/30/96           $10,000           $10,000              $10,000
        10/31/96            $9,931           $10,048              $10,110
        11/30/96           $10,148           $10,221              $10,314
        12/31/96           $10,173           $10,347              $10,393
         1/31/97           $10,193           $10,449              $10,473
         2/28/97           $10,213           $10,625              $10,620
         3/31/97           $10,153           $10,395              $10,502
         4/30/97           $10,212           $10,483              $10,622
         5/31/97           $10,489           $10,761              $10,836
         6/30/97           $10,756           $10,945              $11,001
         7/31/97           $11,265           $11,237              $11,265
         8/31/97           $11,276           $11,262              $11,245
         9/30/97           $11,663           $11,535              $11,431
        10/31/97           $11,354           $11,490              $11,507
        11/30/97           $11,482           $11,573              $11,616
        12/31/97           $11,333           $11,710              $11,726
         1/31/98           $11,400           $11,937              $11,901
         2/28/98           $11,725           $12,050              $11,950
         3/31/98           $12,083           $12,224              $12,053
         4/30/98           $12,029           $12,263              $12,110
         5/31/98           $11,766           $12,249              $12,195
         6/30/98           $11,515           $12,271              $12,255
         7/31/98           $11,384           $12,354              $12,325
         8/31/98            $9,674           $11,413              $11,793
         9/30/98            $9,568           $11,344              $11,817
        10/31/98            $9,753           $11,087              $11,622
        11/30/98           $10,533           $11,738              $12,152
        12/31/98           $10,290           $11,701              $12,156
         1/31/99           $10,583           $11,913              $12,276
         2/28/99           $10,609           $11,865              $12,182
         3/31/99           $11,119           $12,074              $12,287
         4/30/99           $11,844           $12,387              $12,480
         5/31/99           $11,556           $12,151              $12,393
         6/30/99           $11,817           $12,153              $12,370
         7/31/99           $11,715           $12,157              $12,388
         8/31/99           $11,527           $12,034              $12,267
         9/30/99           $11,581           $11,940              $12,215
        10/31/99           $11,854           $11,905              $12,144
        11/30/99           $12,148           $12,115              $12,283
        12/31/99           $12,450           $12,261              $12,347
         1/31/00           $12,465           $12,201              $12,286
         2/29/00           $12,850           $12,287              $12,296
         3/31/00           $12,935           $12,075              $12,124

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the fund. High yield securities are subject to a high degree of market and credit risk. In addition, the secondary market for these securities may lack liquidity which, in turn, may adversely affect the value of these securities and that of the fund.

Note: PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA REFLECTS CERTAIN FEE WAIVERS AND REIMBURSEMENTS, AND THAT, WITHOUT SUCH WAIVERS, PERFORMANCE, AND THEREFORE RANKINGS, WOULD BE LOWER.

(a) INCEPTION DATE OF THE INSTITUTIONAL CLASS OF SHARES IS SEPTEMBER 11, 1996. SINCE LIPPER HIGH CURRENT YIELD FUNDS INDEX AND MERRILL LYNCH HIGH YIELD MASTER INDEX PERFORMANCE DATA IS NOT AVAILABLE COINCIDENT WITH THIS DATE, COMPARATIVE PERFORMANCE IS PRESENTED FROM SEPTEMBER 30, 1996.


(b) THE LIPPER HIGH CURRENT YIELD FUNDS INDEX IS AN EQUALLY WEIGHTED UNMANAGED INDEX OF TYPICALLY THE 30 LARGEST MUTUAL FUNDS WITHIN THE HIGH CURRENT YIELD FUNDS INVESTMENT OBJECTIVE. RETURNS ARE ADJUSTED FOR THE REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS.

(c) MERRILL LYNCH HIGH YIELD MASTER INDEX IS AN UNMANAGED INDEX CONSISTING OF FIXED-RATE, COUPON-BEARING BONDS WITH AN OUTSTANDING PAR WHICH IS GREATER THAN OR EQUAL TO $50 MILLION, A MATURITY RANGE GREATER THAN OR EQUAL TO ONE YEAR AND MUST BE LESS THAN BBB/Baa3 RATED BUT NOT IN DEFAULT. THE INDEX RETURNS HAVE NOT BEEN REDUCED FOR ONGOING MANAGEMENT AND OPERATING EXPENSES APPLICABLE TO MUTUAL FUND INVESTMENTS.


LOOMIS SAYLES FIXED INCOME FUNDS                                              15

FUND AND MANAGER REVIEW

[PHOTO]
ANTHONY J. WILKINS

LOOMIS SAYLES INTERMEDIATE MATURITY BOND FUND

KEY FUND FACTS

OBJECTIVE High total investment return

STRATEGY Invests in investment grade debt securities, with a dollar-weighted average maturity between three and ten years.

FUND INCEPTION DATE 12/31/96

COMMENCEMENT OF OPERATIONS OF CLASS Institutional: 1/2/97, Retail: 1/2/97

EXPENSE RATIO Institutional: 0.55%, Retail: 0.80%

TOTAL NET ASSETS (ALL CLASSES) $13.8 MM

--------------------------------------------------------------------------------

PERFORMANCE
For the six-month period ended March 31, 2000, the Institutional and Retail classes of the Intermediate Maturity Bond Fund returned 3.12% and 3.01%, respectively, compared to the 1.56% return for the Fund's benchmark, the Lehman Brothers Government/Corporate Intermediate Bond Index. The average intermediate investment grade debt fund, as measured by Lipper Inc., posted a total return of 1.61% for the same period.

PORTFOLIO REVIEW
Short-term interest rates continued to increase during the six-month period, as the Federal Reserve Board maintained its pre-emptive inflation-fighting course. Long-term rates increased during the first half of the period, then sharply declined in the second half. The yield on the 30-year U.S. Treasury reached its 1999 peak in December, ending the year at 6.48%. Early in the fourth quarter of 1999, high-yield bonds fell behind their high-grade counterparts. But as the flight to quality subsided and with corporate spreads tightening, investors swapped out of Treasuries and turned toward more market-related issues in the lagging bond market.

Market sentiment and performance shifted with the start of the new year. Treasuries regained favor with investors and outperformed all other bond market sectors during the first quarter of 2000. The catalyst was the U.S. Treasury department, which announced that it would start buying back its long-term debt. This contributed to a widening of corporate spreads and an inverted yield curve. While the Fed continued to raise short-term rates, the yield on the 30-year Treasury fell to 5.83%. Despite the spread widening, investment-grade credits were able to realize positive gains, but high-yield markets lagged.

The Fund's overweighting in Yankee bonds contributed positively to performance throughout the period. Higher oil prices also led to strong returns among the Fund's oil and gas holdings. In addition, an overweighting in the financials sector during the first quarter of 2000, particularly among banking and REITs (real estate investment trusts), contributed to the Fund's relatively strong performance.

PORTFOLIO POSITIONING
Our approach continues to focus on identifying undervalued credits to create a flexible balance between high current income and the potential for capital appreciation. Our maturity and quality guidelines are designed to create a shorter-maturity, higher-quality portfolio that provides above-average yield and call protection. The Fund's duration remains slightly longer than the benchmark's to capture yield advantages.


/s/ Anthony J. Wilkins

Anthony J. Wilkins


                                                             AVERAGE ANNUAL RETURNS (%)-PERIOD ENDED MARCH 31, 2000
-------------------------------------------------------------------------------------------------------------------
                                                                                                              Since
                                                                  6 Months     1 Year      3 Years     Inception(a)
-------------------------------------------------------------------------------------------------------------------
LOOMIS SAYLES INTERMEDIATE MATURITY BOND FUND (INSTITUTIONAL)         3.12       4.19         5.40             4.95
LOOMIS SAYLES INTERMEDIATE MATURITY BOND FUND (RETAIL)                3.01       3.92         5.17             4.70
Lipper Intermediate Investment Grade Debt Funds Index(b)              1.77       1.38         6.00             5.36
Lehman Brothers Government/Corporate Intermediate Bond Index(c)       1.56       2.09         6.07             5.55

                      CUMULATIVE PERFORMANCE-DECEMBER 31, 1996 TO MARCH 31, 2000
--------------------------------------------------------------------------------

[GRAPH[


                                  Loomis Sayles        Lipper Intermediate         Lehman Brothers
                             Intermediate Maturity      Investment Grade         Government/Corporate
                                  Bond Fund(d)          Debt Funds Index        Intermediate Bond Index
      12/31/96                      $10,000                 $10,000                    $10,000
       1/31/97                      $10,060                 $10,031                    $10,039
       2/28/97                      $10,080                 $10,056                    $10,058
       3/31/97                       $9,990                  $9,948                     $9,989
       4/30/97                      $10,106                 $10,084                    $10,106
       5/31/97                      $10,228                 $10,174                    $10,190
       6/30/97                      $10,340                 $10,294                    $10,283
       7/31/97                      $10,574                 $10,566                    $10,492
       8/31/97                      $10,502                 $10,470                    $10,439
       9/30/97                      $10,625                 $10,621                    $10,561
      10/31/97                      $10,586                 $10,749                    $10,678
      11/30/97                      $10,607                 $10,780                    $10,701
      12/31/97                      $10,643                 $10,878                    $10,787
       1/31/98                      $10,759                 $11,023                    $10,928
       2/28/98                      $10,812                 $11,007                    $10,920
       3/31/98                      $10,918                 $11,047                    $10,955
       4/30/98                      $10,969                 $11,099                    $11,010
       5/31/98                      $11,023                 $11,199                    $11,091
       6/30/98                      $11,034                 $11,288                    $11,161
       7/31/98                      $11,059                 $11,311                    $11,201
       8/31/98                      $10,895                 $11,465                    $11,377
       9/30/98                      $11,016                 $11,722                    $11,663
      10/31/98                      $10,969                 $11,627                    $11,651
      11/30/98                      $11,080                 $11,685                    $11,650
      12/31/98                      $11,068                 $11,735                    $11,697
       1/31/99                      $11,125                 $11,808                    $11,761
       2/28/99                      $11,033                 $11,597                    $11,588
       3/31/99                      $11,228                 $11,688                    $11,675
       4/30/99                      $11,409                 $11,727                    $11,711
       5/31/99                      $11,281                 $11,608                    $11,621
       6/30/99                      $11,304                 $11,569                    $11,629
       7/31/99                      $11,273                 $11,528                    $11,618
       8/31/99                      $11,202                 $11,516                    $11,627
       9/30/99                      $11,344                 $11,642                    $11,736
      10/31/99                      $11,388                 $11,660                    $11,766
      11/30/99                      $11,449                 $11,674                    $11,781
      12/31/99                      $11,502                 $11,620                    $11,742
       1/31/00                      $11,465                 $11,579                    $11,699
       2/29/00                      $11,563                 $11,704                    $11,796
       3/31/00                      $11,698                 $11,849                    $11,919



Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the fund.

NOTE: PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA REFLECTS CERTAIN FEE WAIVERS AND REIMBURSEMENTS, AND THAT, WITHOUT SUCH WAIVERS, PERFORMANCE, AND THEREFORE RANKINGS, WOULD BE LOWER.

(a): INCEPTION DATE OF THE INSTITUTIONAL AND RETAIL CLASSES OF SHARES IS DECEMBER 31, 1996.

(b): THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS INDEX IS AN EQUALLY WEIGHTED UNMANAGED INDEX OF TYPICALLY THE 30 LARGEST MUTUAL FUNDS WITHIN THE INTERMEDIATE INVESTMENT GRADE DEBT FUNDS INVESTMENT OBJECTIVE. RETURNS ARE ADJUSTED FOR THE REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS.

(c): LEHMAN BROTHERS GOVERNMENT/CORPORATE INTERMEDIATE BOND INDEX IS AN UNMANAGED INDEX CONSISTING OF THOSE BONDS HELD WITHIN THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX WHICH HAVE AN AVERAGE MATURITY OF 1-10 YEARS. THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX CONSISTS OF APPROXIMATELY 5,300 CORPORATE AND GOVERNMENT ISSUES WITH AT LEAST $100 MILLION OUTSTANDING FOR GOVERNMENT ISSUES AND $25 MILLION FOR CORPORATES, AND GREATER THAN 1 YEAR MATURITY. THE INDEX RETURNS HAVE NOT BEEN LOWERED FOR ONGOING MANAGEMENT AND OPERATING EXPENSES APPLICABLE TO MUTUAL FUND INVESTMENTS.

(d): CUMULATIVE PERFORMANCE IS SHOWN FOR THE INSTITUTIONAL CLASS OF SHARES. PERFORMANCE OF THE RETAIL CLASS OF SHARES WOULD, DUE TO THE HIGHER FEES PAID BY THE RETAIL CLASS OF SHARES, BE LOWER.


LOOMIS SAYLES FIXED INCOME FUNDS                                              17

FUND AND MANAGER REVIEW

[PHOTO]
DANIEL J. FUSS

LOOMIS SAYLES INVESTMENT GRADE BOND FUND

KEY FUND FACTS

OBJECTIVE High total investment return

STRATEGY Invests in investment grade debt securities, including convertibles, although up to 20% of assets may be in preferred stocks.

FUND INCEPTION DATE 12/31/96

COMMENCEMENT OF OPERATIONS OF CLASS Institutional: 1/2/97, Retail: 1/2/97, J:
 5/24/99

EXPENSE RATIO Institutional: 0.55%, Retail: 0.80%, J: 1.30%

TOTAL NET ASSETS (ALL CLASSES) $22.3 MM

--------------------------------------------------------------------------------

PERFORMANCE
For the six-month period ended March 31, 2000, the Institutional, Retail and J classes of the Investment Grade Bond Fund returned 5.41%, 5.28% and 5.01% (before deducting the maximum 3.50% front end sales charge), respectively, compared to the 2.27% return for the Fund's benchmark, the Lehman Brothers Government/Corporate Bond Index. The average corporate debt fund BBB-rated, as measured by Lipper Inc., posted a total return of 1.88% for the same period.

PORTFOLIO REVIEW
Market sentiment during the six-month period reflected investor concerns over the approach of Y2K and rising interest rates. In addition, a yield-curve inversion unfolded in the first quarter of 2000. Short-term rates continued to increase, due to the Federal Reserve Board's tightening course, and long-term rates declined after the U.S. Treasury announced it was buying back its long-term debt. This led to a very strong quarter for Treasuries and a difficult quarter for investment-grade corporate bonds, as investors scrambled to assess the relative value of non-government debt.

Despite all of these factors, the Fund performed well by continuing to stress a bottom-up approach, diversifying across numerous sectors, and concentrating on convertible bonds, Yankee securities and emerging market debt. Emerging markets rallied throughout the period. In Asian markets, a reformed Indonesian government, an upgraded Korea and Malaysia and a restructuring of Thailand contributed to strong investor sentiment. Latin American markets benefited from a strong U.S. economy and rising oil prices. Additionally, Mexico was upgraded to "investment-grade" status, and Brazil continued to post strong economic numbers.

The Fund also was positively affected by the return of liquidity to many of the smaller, lesser-known bonds in the portfolio and by successful issue and sector selections. For example, Canadian bonds continued to offer strong performance, and the energy sector remained a top performer due to rising oil prices.

PORTFOLIO POSITIONING
We continue to maintain the Fund's long-term investment strategy of buying longer, discounted corporate bonds for the added yield and call protection they provide. The Fund remains well diversified across 16 countries, 38 industries and 137 issues that focus on long-term capital appreciation and current income. We believe that the Fund has excellent call protection and moderate upgrade potential.


/s/ Daniel J. Fuss

Daniel J. Fuss

                                                    AVERAGE ANNUAL RETURNS (%)-PERIOD ENDED MARCH 31, 2000
----------------------------------------------------------------------------------------------------------
                                                                                                     Since
                                                            6 Months     1 Year    3 Years    Inception(a)
----------------------------------------------------------------------------------------------------------
LOOMIS SAYLES INVESTMENT GRADE BOND FUND (INSTITUTIONAL)        5.41       5.89       8.97            8.06
LOOMIS SAYLES INVESTMENT GRADE BOND FUND (RETAIL)               5.28       5.67       8.71            7.79
LOOMIS SAYLES INVESTMENT GRADE BOND FUND (J CLASS)(b)           1.35       1.54       7.45            6.67
Lipper Corporate Debt Funds BBB-Rated Index(c)                  2.15       0.94       5.83            5.15
Lehman Brothers Government/Corporate Bond Index(d)              2.27       1.70       6.79            5.97

                      CUMULATIVE PERFORMANCE-DECEMBER 31, 1996 TO MARCH 31, 2000
--------------------------------------------------------------------------------

[GRAPH}

                             Loomis Sayles      Lipper Corporate                Lehman Brothers
                           Investment Grade      Debt Funds BBB-            Government/Corporate
                             Bond Fund(e)          Rated Index                   Bond Index
       12/31/96                $10,000               $10,000                      $10,000
        1/31/97                 $9,950               $10,032                      $10,012
        2/28/97                $10,150               $10,089                      $10,033
        3/31/97                 $9,940                $9,933                       $9,914
        4/30/97                $10,133               $10,080                      $10,059
        5/31/97                $10,325               $10,195                      $10,153
        6/30/97                $10,599               $10,347                      $10,274
        7/31/97                $11,281               $10,705                      $10,589
        8/31/97                $10,972               $10,563                      $10,470
        9/30/97                $11,281               $10,749                      $10,635
       10/31/97                $11,443               $10,858                      $10,805
       11/30/97                $11,422               $10,911                      $10,862
       12/31/97                $11,451               $11,029                      $10,976
        1/31/98                $11,570               $11,169                      $11,130
        2/28/98                $11,602               $11,165                      $11,108
        3/31/98                $11,743               $11,222                      $11,142
        4/30/98                $11,785               $11,270                      $11,198
        5/31/98                $11,862               $11,365                      $11,318
        6/30/98                $11,851               $11,450                      $11,434
        7/31/98                $11,700               $11,441                      $11,443
        8/31/98                $11,199               $11,358                      $11,666
        9/30/98                $11,455               $11,592                      $12,000
       10/31/98                $11,347               $11,449                      $11,915
       11/30/98                $11,723               $11,660                      $11,986
       12/31/98                $11,829               $11,689                      $12,016
        1/31/99                $12,018               $11,791                      $12,101
        2/28/99                $11,876               $11,536                      $11,813
        3/31/99                $12,148               $11,665                      $11,872
        4/30/99                $12,433               $11,748                      $11,901
        5/31/99                $12,337               $11,590                      $11,779
        6/30/99                $12,289               $11,529                      $11,742
        7/31/99                $12,078               $11,471                      $11,709
        8/31/99                $12,035               $11,428                      $11,700
        9/30/99                $12,203               $11,526                      $11,805
       10/31/99                $12,202               $11,549                      $11,836
       11/30/99                $12,252               $11,577                      $11,829
       12/31/99                $12,293               $11,558                      $11,757
        1/31/00                $12,281               $11,524                      $11,754
        2/29/00                $12,673               $11,666                      $11,902
        3/31/00                $12,864               $11,774                      $12,074

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the fund.

NOTE: PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA REFLECTS CERTAIN FEE WAIVERS AND REIMBURSEMENTS, AND THAT, WITHOUT SUCH WAIVERS, PERFORMANCE, AND THEREFORE RANKINGS, WOULD BE LOWER.

(a): INCEPTION DATE OF THE INSTITUTIONAL AND RETAIL CLASSES OF SHARES IS DECEMBER 31, 1996. INCEPTION DATE OF THE J CLASS IS MAY 24, 1999. PERFORMANCE SHOWN FOR PERIODS PRIOR TO THE INCEPTION DATE OF THE J CLASS (MAY 24, 1999) REPRESENT THE PERFORMANCE OF THE INSTITUTIONAL CLASS OF SHARES DURING THE PERIOD SHOWN, ADJUSTED TO REFLECT THE CURRENT LEVELS OF MANAGEMENT AND 12b-1 FEES PAYABLE BY THE RESPECTIVE CLASS OF SHARES.

(b): PERFORMANCE FOR J CLASS SHARES INCLUDES THE EFFECT OF THE MAXIMUM 3.50% FRONT END SALES CHARGE.

(c): THE LIPPER CORPORATE DEBT FUNDS BBB-RATED INDEX IS AN EQUALLY WEIGHTED UNMANAGED INDEX OF TYPICALLY THE 30 LARGEST MUTUAL FUNDS WITHIN THE CORPORATE DEBT FUNDS BBB-RATED INVESTMENT OBJECTIVE. RETURNS ARE ADJUSTED FOR THE REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS.

(d): LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX IS AN UNMANAGED INDEX CONSISTING OF APPROXIMATELY 5,300 CORPORATE AND GOVERNMENT ISSUES WITH AT LEAST $100 MILLION OUTSTANDING FOR GOVERNMENT ISSUES AND $25 MILLION FOR CORPORATES, AND GREATER THAN 1 YEAR MATURITY. THE INDEX RETURNS HAVE NOT BEEN LOWERED FOR ONGOING MANAGEMENT AND OPERATING EXPENSES APPLICABLE TO MUTUAL FUND INVESTMENTS.

(e): CUMULATIVE PERFORMANCE IS SHOWN FOR THE INSTITUTIONAL CLASS OF SHARES. PERFORMANCE OF THE RETAIL AND J CLASSES OF SHARES WOULD, DUE TO THE HIGHER FEES PAID BY THE RETAIL AND J CLASSES OF SHARES, BE LOWER. J CLASS OF SHARES ARE NOT OFFERED FOR SALE IN THE UNITED STATES AND ARE NOT ELIGIBLE FOR SALE TO U.S. INVESTORS.


LOOMIS SAYLES FIXED INCOME FUNDS                                              19

FUND AND MANAGER REVIEW


LOOMIS SAYLES MUNICIPAL BOND FUND

[PHOTO]

MARTHA F. HODGMAN

KEY FUND FACTS

OBJECTIVE Current income

STRATEGY Invests in fixed income securities the income of which is exempt from federal income tax.

FUND INCEPTION DATE 5/29/91

COMMENCEMENT OF OPERATIONS OF CLASS Institutional: 5/29/91

EXPENSE RATIO Institutional: 0.50%

TOTAL NET ASSETS  $8.3 MM


--------------------------------------------------------------------------------

PERFORMANCE

For the six-month period ended March 31, 2000, the Institutional class of the Municipal Bond Fund returned 1.91%, compared to the 2.12% return for the Fund's benchmark, the Lehman Brothers Municipal Bond Index. The average general municipal debt fund, as measured by Lipper Inc., posted a total return of 1.21% for the same period.

PORTFOLIO REVIEW

Municipal market conditions flip-flopped over the six-month period. During the last quarter of 1999, with rising interest rates and slow demand, municipal bonds weakened, especially at the long end of the yield curve. In the first quarter of 2000, much of that damage was reversed after municipal bonds rallied along with the U.S. Treasury market. The sector also improved due to a diminished supply of municipal bonds. With a strong economy and good balance sheets for municipalities, there was little need to tap the bond market. Buyers had fewer bonds to choose from, and even poorly structured issues began to see renewed demand.

In the fourth quarter of 1999, the Fund's strongest performers were very short-maturity bonds, and the weakest were long discount issues. But, in the first quarter of 2000, long discount bonds were the best performers, and short-term bonds underperformed. The municipal yield curve remained positively sloped, while the Treasury yield curve inverted during the first quarter of 2000. Because of this, some traditional municipal investors found the taxable market more attractive, thus further diminishing the demand for short-term municipal bonds.

PORTFOLIO POSITIONING

Our strategy of investing in undervalued issues and trying to keep portfolio turnover low remains unchanged. Looking ahead, we believe the relationship between supply and demand likely will be the primary driver of performance. Demand has been weak, due to low relative yields on municipal bonds and stiff competition from the stock market for investors' attention. Municipals have performed fairly well this year because of the lack of new issues. Should municipalities make a strong return to the market, prices could decline as yields would be forced upward to attract investors. On the other hand, a stock market correction could fuel demand in the municipal market, which should improve performance.




/s/Martha F. Hodgman
Martha F. Hodgman

                                                              AVERAGE ANNUAL RETURNS (%)-PERIOD ENDED MARCH 31, 2000
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Since
                                                     6 Months     1 Year     3 Years     5 Years       Inception(a)
--------------------------------------------------------------------------------------------------------------------
LOOMIS SAYLES MUNICIPAL BOND FUND (INSTITUTIONAL)        1.91      -1.46        5.02        5.41               6.41
Lipper General Municipal Debt Funds Index(b)             1.37      -1.93        4.59        5.27               6.25
Lehman Brothers Municipal Bond Index(c)                  2.12      -0.08        5.52        6.07               6.79

                           CUMULATIVE PERFORMANCE-MAY 31, 1991 TO MARCH 31, 2000
--------------------------------------------------------------------------------

[CHART]

                   Loomis Sayles      Lipper General     Lehman Brothers
                   Municipal Bond     Municipal Debt     Municipal
                   Fund               Funds Index        Bond Index
 5/31/91               $10,000           $10,000            $10,000
 6/30/91               $10,011           $ 9,971            $ 9,990
 7/31/91               $10,131           $10,097            $10,112
 8/31/91               $10,300           $10,228            $10,245
 9/30/91               $10,418           $10,366            $10,379
10/31/91               $10,528           $10,463            $10,472
11/30/91               $10,521           $10,476            $10,501
12/31/91               $10,780           $10,727            $10,726
 1/31/92               $10,764           $10,721            $10,751
 2/29/92               $10,797           $10,736            $10,755
 3/31/92               $10,777           $10,741            $10,759
 4/30/92               $10,877           $10,843            $10,854
 5/31/92               $11,058           $10,993            $10,982
 6/30/92               $11,237           $11,200            $11,165
 7/31/92               $11,707           $11,593            $11,501
 8/31/92               $11,500           $11,407            $11,389
 9/30/92               $11,541           $11,453            $11,463
10/31/92               $11,315           $11,251            $11,351
11/30/92               $11,668           $11,537            $11,554
12/31/92               $11,791           $11,682            $11,672
 1/31/93               $11,922           $11,820            $11,808
 2/28/93               $12,367           $12,293            $12,235
 3/31/93               $12,176           $12,152            $12,105
 4/30/93               $12,344           $12,280            $12,227
 5/31/93               $12,413           $12,345            $12,296
 6/30/93               $12,625           $12,563            $12,502
 7/31/93               $12,594           $12,556            $12,518
 8/31/93               $12,895           $12,838            $12,779
 9/30/93               $13,065           $12,986            $12,924
10/31/93               $13,080           $13,007            $12,949
11/30/93               $12,915           $12,876            $12,835
12/31/93               $13,149           $13,134            $13,106
 1/31/94               $13,311           $13,279            $13,256
 2/28/94               $12,971           $12,954            $12,912
 3/31/94               $12,422           $12,412            $12,386
 4/30/94               $12,493           $12,453            $12,492
 5/31/94               $12,647           $12,563            $12,600
 6/30/94               $12,581           $12,484            $12,523
 7/31/94               $12,829           $12,699            $12,752
 8/31/94               $12,833           $12,739            $12,796
 9/30/94               $12,614           $12,542            $12,609
10/31/94               $12,359           $12,302            $12,385
11/30/94               $12,139           $12,049            $12,161
12/31/94               $12,441           $12,342            $12,428
 1/31/95               $12,804           $12,717            $12,784
 2/28/95               $13,180           $13,096            $13,155
 3/31/95               $13,256           $13,217            $13,397
 4/30/95               $13,260           $13,217            $13,322
 5/31/95               $13,664           $13,639            $13,747
 6/30/95               $13,499           $13,486            $13,627
 7/31/95               $13,614           $13,574            $13,756
 8/31/95               $13,742           $13,729            $13,931
 9/30/95               $13,834           $13,815            $14,019
10/31/95               $14,049           $14,034            $14,223
11/30/95               $14,340           $14,314            $14,459
12/31/95               $14,499           $14,478            $14,598
 1/31/96               $14,616           $14,548            $14,708
 2/29/96               $14,469           $14,442            $14,609
 3/31/96               $14,232           $14,221            $14,422
 4/30/96               $14,160           $14,161            $14,381
 5/31/96               $14,164           $14,170            $14,376
 6/30/96               $14,283           $14,301            $14,532
 7/31/96               $14,455           $14,424            $14,664
 8/31/96               $14,421           $14,417            $14,661
 9/30/96               $14,603           $14,637            $14,865
10/31/96               $14,777           $14,800            $15,033
11/30/96               $15,070           $15,049            $15,309
12/31/96               $14,983           $14,996            $15,244
 1/31/97               $14,992           $14,994            $15,273
 2/28/97               $15,121           $15,126            $15,413
 3/31/97               $14,902           $14,939            $15,208
 4/30/97               $15,032           $15,067            $15,335
 5/31/97               $15,283           $15,284            $15,566
 6/30/97               $15,442           $15,465            $15,732
 7/31/97               $15,950           $15,929            $16,167
 8/31/97               $15,726           $15,747            $16,016
 9/30/97               $15,956           $15,945            $16,206
10/31/97               $16,034           $16,051            $16,310
11/30/97               $16,153           $16,143            $16,406
12/31/97               $16,456           $16,404            $16,645
 1/31/98               $16,618           $16,562            $16,817
 2/28/98               $16,598           $16,562            $16,822
 3/31/98               $16,577           $16,579            $16,837
 4/30/98               $16,455           $16,478            $16,761
 5/31/98               $16,762           $16,746            $17,026
 6/30/98               $16,812           $16,806            $17,094
 7/31/98               $16,848           $16,839            $17,136
 8/31/98               $17,172           $17,101            $17,401
 9/30/98               $17,431           $17,304            $17,618
10/31/98               $17,349           $17,241            $17,618
11/30/98               $17,398           $17,299            $17,679
12/31/98               $17,471           $17,329            $17,724
 1/31/99               $17,715           $17,518            $17,935
 2/28/99               $17,556           $17,420            $17,857
 3/31/99               $17,516           $17,127            $17,881
 4/30/99               $17,583           $17,475            $17,926
 5/31/99               $17,406           $17,351            $17,822
 6/30/99               $17,060           $17,076            $17,565
 7/31/99               $17,173           $17,107            $17,629
 8/31/99               $16,994           $16,903            $17,488
 9/30/99               $16,936           $16,859            $17,495
10/31/99               $16,739           $16,625            $17,306
11/30/99               $16,944           $16,783            $17,490
12/31/99               $16,776           $16,623            $17,359
 1/31/00               $16,638           $16,490            $17,284
 2/29/00               $16,890           $16,723            $17,485
 3/31/00               $17,256           $17,090            $17,867

NOTE: PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA REFLECTS CERTAIN FEE WAIVERS AND REIMBURSEMENTS, AND THAT, WITHOUT SUCH WAIVERS, PERFORMANCE, AND THEREFORE RANKINGS, WOULD BE LOWER.

(a): INCEPTION DATE OF THE LOOMIS SAYLES MUNICIPAL BOND FUND IS MAY 29, 1991. SINCE LIPPER GENERAL MUNICIPAL DEBT FUNDS INDEX AND LEHMAN BROTHERS MUNICIPAL BOND INDEX PERFORMANCE DATA IS NOT AVAILABLE COINCIDENT WITH THIS DATE, COMPARATIVE PERFORMANCE IS PRESENTED FROM MAY 31, 1991.

(b): THE LIPPER GENERAL MUNICIPAL DEBT FUNDS INDEX IS AN EQUALLY WEIGHTED UNMANAGED INDEX OF TYPICALLY THE 30 LARGEST MUTUAL FUNDS WITHIN THE GENERAL MUNICIPAL DEBT FUNDS INVESTMENT OBJECTIVE. RETURNS ARE ADJUSTED FOR THE REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS.

(c): LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX COMPUTED FROM PRICES ON APPROXIMATELY 21,000 BONDS CONSISTING OF ROUGHLY 30% REVENUE BONDS, 30% GOVERNMENT OBLIGATIONS BONDS, 27% INSURED AND 13% PREREFUNDED BONDS. THE INDEX RETURNS HAVE NOT BEEN REDUCED FOR ONGOING MANAGEMENT AND OPERATING EXPENSES APPLICABLE TO MUTUAL FUND INVESTMENTS.


LOOMIS SAYLES FIXED INCOME FUNDS                                              21

FUND AND MANAGER REVIEW


LOOMIS SAYLES SHORT-TERM BOND FUND

[PHOTO]

JOHN HYLL

KEY FUND FACTS

OBJECTIVE High total investment return

STRATEGY Invests in debt securities (including convertibles), although up to 20% may be invested in non-convertible preferred stocks.

FUND INCEPTION DATE 8/3/92

COMMENCEMENT OF OPERATIONS OF CLASS Institutional: 8/3/92, Retail: 1/2/97

EXPENSE RATIO Institutional: 0.37%, Retail: 0.61%

TOTAL NET ASSETS (ALL CLASSES) $36.2 MM


--------------------------------------------------------------------------------

PERFORMANCE

For the six-month period ended March 31, 2000, the Institutional and Retail classes of the Short-Term Bond Fund returned 1.88% and 1.86%, respectively, compared to the 1.89% return for the Fund's benchmark, the Lehman Brothers 1-3 Year Government/Corporate Bond Index. The average short investment grade debt fund, as measured by Lipper Inc., posted a total return of 1.93% for the same period.

PORTFOLIO REVIEW

The five-year U.S. Treasury went from being the worst performer during the fourth quarter of 1999 to a strong performer during the first quarter of 2000. While interest rates continued to rise, securities maturing in five years and beyond rallied in the first quarter of 2000. The catalyst was the U.S. Treasury department, which announced a buyback program of its long-term debt. This triggered an inverted yield curve in which bonds with maturities of five years and longer generally declined in yield. The Fund's yield curve positioning reflected approximately 16% invested in maturities of less than one year and 12% of the Fund invested in maturities greater than five years contributed nicely to performance.

In general, corporate bond returns were mixed during the period, as spreads tightened in the fourth quarter of 1999 and widened in the first quarter of 2000. As spreads widened, we took advantage of cheaper valuations and increased the Fund's allocation to corporate bonds from 48% on December 31, 1999, to 51% on March 31, 2000. The Fund also realized generally positive results from mortgage and agency holdings.

PORTFOLIO POSITIONING

We plan to maintain overweighted positions in corporate and mortgage-backed securities and a longer average maturity relative to the benchmark. Given the very wide yield spreads and inverted yield curve, we believe the Fund is positioned to take advantage of a narrowing of yield spreads and the return to a more normally-shaped yield curve.




/s/John Hyll
John Hyll

                                                              AVERAGE ANNUAL RETURNS (%)-PERIOD ENDED MARCH 31, 2000
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Since
                                                     6 Months     1 Year     3 Years     5 Years       Inception(a)
--------------------------------------------------------------------------------------------------------------------
LOOMIS SAYLES SHORT-TERM BOND FUND (INSTITUTIONAL)       1.88       3.66        5.71        5.87               5.52
LOOMIS SAYLES SHORT-TERM BOND FUND (RETAIL)              1.86       3.40        5.42        5.70               5.40
Lipper Short Investment Grade Debt Funds Index(b)        1.98       3.40        5.30        5.79               5.28
Lehman Brothers 1-3 Year Government/Corporate
  Bond Index(c)                                          1.89       3.72        5.79        6.11               5.42

                        CUMULATIVE PERFORMANCE-AUGUST 31, 1992 TO MARCH 31, 2000
--------------------------------------------------------------------------------

[CHART]

                    Loomis Sayles       Lipper Short         Lehman Brothers
                    Short-Term Bond     Investment Grade     1-3 Year Government/
                    Fund(d)             Debt Funds Index     Corporate Bond Index
 8/31/92                $10,000              $10,000                $10,000
 9/30/92                $10,103              $10,066                $10,095
10/31/92                $10,020              $10,011                $10,034
11/30/92                $ 9,984              $10,024                $10,020
12/31/92                $10,052              $10,100                $10,115
 1/31/93                $10,181              $10,219                $10,223
 2/28/93                $10,334              $10,330                $10,307
 3/31/93                $10,377              $10,380                $10,340
 4/30/93                $10,442              $10,435                $10,405
 5/31/93                $10,443              $10,454                $10,381
 6/30/93                $10,519              $10,544                $10,460
 7/31/93                $10,542              $10,603                $10,484
 8/31/93                $10,639              $10,699                $10,572
 9/30/93                $10,669              $10,734                $10,606
10/31/93                $10,721              $10,788                $10,630
11/30/93                $10,720              $10,793                $10,633
12/31/93                $10,751              $10,863                $10,677
 1/31/94                $10,825              $10,934                $10,745
 2/28/94                $10,759              $10,873                $10,680
 3/31/94                $10,702              $10,790                $10,624
 4/30/94                $10,670              $10,748                $10,584
 5/31/94                $10,686              $10,760                $10,599
 6/30/94                $10,729              $10,769                $10,626
 7/31/94                $10,840              $10,831                $10,723
 8/31/94                $10,894              $10,888                $10,759
 9/30/94                $10,884              $10,873                $10,736
10/31/94                $10,916              $10,891                $10,760
11/30/94                $10,926              $10,872                $10,715
12/31/94                $10,943              $10,846                $10,735
 1/31/95                $11,064              $10,957                $10,883
 2/28/95                $11,221              $11,087                $11,033
 3/31/95                $11,298              $11,148                $11,096
 4/30/95                $11,384              $11,244                $11,195
 5/31/95                $11,575              $11,449                $11,384
 6/30/95                $11,650              $11,520                $11,453
 7/31/95                $11,666              $11,557                $11,499
 8/31/95                $11,752              $11,634                $11,569
 9/30/95                $11,814              $11,690                $11,626
10/31/95                $11,899              $11,800                $11,723
11/30/95                $12,021              $11,900                $11,823
12/31/95                $12,103              $11,982                $11,913
 1/31/96                $12,232              $12,090                $12,015
 2/29/96                $12,149              $12,046                $11,969
 3/31/96                $12,117              $11,992                $11,961
 4/30/96                $12,122              $12,001                $11,973
 5/31/96                $12,093              $12,025                $12,000
 6/30/96                $12,215              $12,111                $12,088
 7/31/96                $12,237              $12,161                $12,135
 8/31/96                $12,259              $12,204                $12,180
 9/30/96                $12,409              $12,321                $12,291
10/31/96                $12,473              $12,453                $12,294
11/30/96                $12,700              $12,557                $12,523
12/31/96                $12,670              $12,582                $12,525
 1/31/97                $12,723              $12,626                $12,586
 2/28/97                $12,763              $12,669                $12,617
 3/31/97                $12,725              $12,656                $12,607
 4/30/97                $12,833              $12,757                $12,711
 5/31/97                $12,928              $12,843                $12,799
 6/30/97                $13,035              $12,932                $12,889
 7/31/97                $13,221              $13,079                $13,032
 8/31/97                $13,208              $13,089                $13,044
 9/30/97                $13,345              $13,191                $13,141
10/31/97                $13,455              $13,272                $13,239
11/30/97                $13,501              $13,305                $13,272
12/31/97                $13,575              $13,385                $13,360
 1/31/98                $13,741              $13,501                $13,489
 2/28/98                $13,736              $13,519                $13,500
 3/31/98                $13,791              $13,575                $13,552
 4/30/98                $13,845              $13,638                $13,619
 5/31/98                $13,929              $13,711                $13,694
 6/30/98                $14,012              $13,773                $13,764
 7/31/98                $14,067              $13,834                $13,828
 8/31/98                $14,224              $13,928                $13,987
 9/30/98                $14,496              $14,075                $14,175
10/31/98                $14,405              $14,056                $14,237
11/30/98                $14,431              $14,093                $14,234
12/31/98                $14,479              $14,153                $14,289
 1/31/99                $14,524              $14,225                $14,350
 2/28/99                $14,359              $14,178                $14,290
 3/31/99                $14,499              $14,288                $14,391
 4/30/99                $14,578              $14,340                $14,440
 5/31/99                $14,523              $14,321                $14,429
 6/30/99                $14,572              $14,348                $14,471
 7/31/99                $14,591              $14,364                $14,513
 8/31/99                $14,626              $14,392                $14,551
 9/30/99                $14,753              $14,488                $14,649
10/31/99                $14,783              $14,519                $14,692
11/30/99                $14,844              $14,567                $14,725
12/31/99                $14,766              $14,598                $14,740
 1/31/00                $14,831              $14,604                $14,740
 2/29/00                $14,961              $14,699                $14,842
 3/31/00                $15,030              $14,775                $14,926

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the fund. Small and mid-cap stocks may be more volatile and subject to wider value fluctuations than larger, more established companies. The secondary market of small and mid-cap stocks may be less liquid, or harder to sell, which could also adversely impact the fund's value

NOTE: PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA REFLECTS CERTAIN FEE WAIVERS AND REIMBURSEMENTS, AND THAT, WITHOUT SUCH WAIVERS, PERFORMANCE, AND THEREFORE RANKINGS, WOULD BE LOWER.

(a): INCEPTION DATE OF THE INSTITUTIONAL CLASS OF SHARES IS AUGUST 3, 1992. SINCE LIPPER SHORT INVESTMENT GRADE DEBT FUNDS INDEX AND LEHMAN BROTHERS 1-3 YEAR GOVERNMENT/CORPORATE BOND INDEX PERFORMANCE DATA IS NOT AVAILABLE COINCIDENT WITH THIS DATE, COMPARATIVE PERFORMANCE IS PRESENTED FROM AUGUST 31, 1992. INCEPTION DATE OF THE RETAIL CLASS OF SHARES IS DECEMBER 31, 1996. PERFORMANCE SHOWN FOR PERIODS PRIOR TO THE INCEPTION DATE OF THE RETAIL CLASS (DECEMBER 31, 1996) REPRESENT THE PERFORMANCE OF THE INSTITUTIONAL CLASS OF SHARES DURING THE PERIOD SHOWN, ADJUSTED TO REFLECT THE CURRENT LEVELS OF MANAGEMENT AND 12B-1 FEES PAYABLE BY THE RESPECTIVE CLASS OF SHARES.

(b): THE LIPPER SHORT INVESTMENT GRADE DEBT FUNDS INDEX IS AN EQUALLY WEIGHTED UNMANAGED INDEX OF TYPICALLY THE 30 LARGEST MUTUAL FUNDS WITHIN THE SHORT INVESTMENT GRADE DEBT FUNDS INVESTMENT OBJECTIVE. RETURNS ARE ADJUSTED FOR THE REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS.

(c): LEHMAN BROTHERS 1-3 YEAR GOVERNMENT/CORPORATE BOND INDEX IS AN UNMANAGED INDEX CONSISTING OF FIXED RATE DEBT ISSUES RATED INVESTMENT GRADE OR HIGHER. ALL ISSUES HAVE AT LEAST ONE YEAR TO THREE YEARS TO MATURITY AND AN OUTSTANDING PAR VALUE OF AT LEAST $100 MILLION FOR U.S. GOVERNMENT ISSUES. THE INDEX RETURNS HAVE NOT BEEN REDUCED FOR ONGOING MANAGEMENT AND OPERATING EXPENSES APPLICABLE TO MUTUAL FUND INVESTMENTS.

(d): CUMULATIVE PERFORMANCE IS SHOWN FOR THE INSTITUTIONAL CLASS OF SHARES. PERFORMANCE OF THE RETAIL CLASS OF SHARES WOULD, DUE TO THE HIGHER FEES PAID BY THE RETAIL CLASS OF SHARES, BE LOWER.


LOOMIS SAYLES FIXED INCOME FUNDS                                              23

FUND AND MANAGER REVIEW


LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND

[PHOTO]

KENT P. NEWMARK

KEY FUND FACTS

OBJECTIVE High total investment return

STRATEGY Invests in securities issued or guaranteed by the U.S. Government or its authorities, agencies or instrumentalities.

FUND INCEPTION DATE 5/21/91

COMMENCEMENT OF OPERATIONS OF CLASS Institutional: 5/21/91

EXPENSE RATIO Institutional: 0.50%

TOTAL NET ASSETS (ALL CLASSES) $13.7 MM


--------------------------------------------------------------------------------

PERFORMANCE

For the six-month period ended March 31, 2000, the Institutional class of the U.S. Government Securities Fund returned 4.41%, compared to the 2.70% return for the Fund's benchmark, the Lehman Brothers Government Bond Index. The average general U.S. government debt fund, as measured by Lipper Analytical Services, posted a total return of 1.86% for the same period.

PORTFOLIO REVIEW

Long-term U.S. Treasury bonds went from poor performers to top performers in the course of the six-month period. During the fourth quarter of 1999, yields on long-term Treasuries rose considerably, finishing the year at 6.48%. Longer Treasuries represented a significant portion of the Fund, and rising yields on these bonds, combined with the Fund's extended duration during the period, contributed to the Fund's fourth-quarter underperformance.

Treasuries staged a strong rally in the first quarter of 2000, after the U.S. Treasury Department made a surprise announcement that it was instituting a buyback program of longer-term debt. At the same time, short-term rates continued to rise as the Federal Reserve Board maintained its tightening course. The result was an inverted yield curve, along with strong Fund performance. We attempted to take advantage of the yield-curve anomaly by selling 30-year Treasuries and purchasing 10-year securities. In addition, as long-term rates declined, the Fund's longer duration aided performance relative to the peer group.

Government mortgage-backed securities, which constituted approximately 30% of the portfolio during the six-month period, outperformed Treasuries in the fourth quarter of 1999 and underperformed widely in the first quarter of 2000.

PORTFOLIO POSITIONING

The Fund ended the period with a duration of 8.44 years, far longer than most Fund competitors. While this positioning was a negative factor throughout 1999, it has served the Fund well so far in 2000. Looking ahead, we will continue to look for opportunities to benefit from moves in the yield curve and supply/demand forces in the U.S. Treasury market.



/s/Kent P. Newmark
Kent P. Newmark

                                                              AVERAGE ANNUAL RETURNS (%)-PERIOD ENDED MARCH 31, 2000
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Since
                                                     6 Months     1 Year     3 Years     5 Years       Inception(a)
--------------------------------------------------------------------------------------------------------------------
LOOMIS SAYLES U.S. GOVERNMENT SECURITIES
  FUND (INSTITUTIONAL)                                   4.41       3.06        8.47        7.99               8.79
Lipper General U.S. Government
  Funds Index(b)                                         1.86       0.86        5.76        6.06               6.19
Lehman Brothers Government Bond Index(c)                 2.70       2.50        7.04        7.16               7.45

                                   [CHART]
                           CUMULATIVE PERFORMANCE-MAY 31, 1991 TO MARCH 31, 2000
--------------------------------------------------------------------------------

                   Loomis Sayles       Lipper General      Lehman Brothers
                   U.S. Government     U.S. Government     Government
                   Securities Fund     Funds Index         Bond Index
 5/31/91               $10,000            $10,000           $10,000
 6/30/91               $ 9,970            $ 9,975           $ 9,986
 7/31/91               $10,120            $10,111           $10,104
 8/31/91               $10,399            $10,334           $10,339
 9/30/91               $10,688            $10,544           $10,555
10/31/91               $10,769            $10,637           $10,648
11/30/91               $10,880            $10,707           $10,755
12/31/91               $11,494            $11,073           $11,121
 1/31/92               $11,099            $10,883           $10,948
 2/29/92               $11,259            $10,942           $10,991
 3/31/92               $11,110            $10,875           $10,926
 4/30/92               $11,057            $10,934           $10,995
 5/31/92               $11,393            $11,129           $11,198
 6/30/92               $11,588            $11,275           $11,359
 7/31/92               $12,034            $11,503           $11,645
 8/31/92               $12,144            $11,598           $11,753
 9/30/92               $12,397            $11,716           $11,920
10/31/92               $12,098            $11,562           $11,748
11/30/92               $12,143            $11,570           $11,730
12/31/92               $12,500            $11,749           $11,925
 1/31/93               $12,788            $11,943           $12,178
 2/28/93               $13,206            $12,121           $12,422
 3/31/93               $13,218            $12,164           $12,464
 4/30/93               $13,322            $12,239           $12,559
 5/31/93               $13,347            $12,247           $12,546
 6/30/93               $13,832            $12,472           $12,824
 7/31/93               $14,042            $12,540           $12,902
 8/31/93               $14,547            $12,752           $13,190
 9/30/93               $14,597            $12,766           $13,241
10/31/93               $14,620            $12,799           $13,291
11/30/93               $14,408            $12,660           $13,145
12/31/93               $14,465            $12,726           $13,196
 1/31/94               $14,836            $12,891           $13,376
 2/28/94               $14,314            $12,649           $13,093
 3/31/94               $13,710            $12,329           $12,799
 4/30/94               $13,487            $12,187           $12,698
 5/31/94               $13,403            $12,141           $12,682
 6/30/94               $13,333            $12,089           $12,653
 7/31/94               $13,732            $12,290           $12,885
 8/31/94               $13,718            $12,292           $12,888
 9/30/94               $13,320            $12,106           $12,706
10/31/94               $13,251            $12,070           $12,696
11/30/94               $13,309            $12,038           $12,673
12/31/94               $13,561            $12,123           $12,750
 1/31/95               $13,914            $12,336           $12,988
 2/28/95               $14,223            $12,612           $13,267
 3/31/95               $14,326            $12,670           $13,350
 4/30/95               $14,519            $12,827           $13,525
 5/31/95               $15,252            $13,292           $14,070
 6/30/95               $15,371            $13,373           $14,178
 7/31/95               $15,306            $13,325           $14,126
 8/31/95               $15,610            $13,481           $14,292
 9/30/95               $15,838            $13,607           $14,430
10/31/95               $16,067            $13,787           $14,650
11/30/95               $16,360            $13,982           $14,878
12/31/95               $16,685            $14,177           $15,089
 1/31/96               $16,700            $14,249           $15,181
 2/29/96               $16,120            $13,957           $14,872
 3/31/96               $15,901            $13,839           $14,748
 4/30/96               $15,699            $13,744           $14,654
 5/31/96               $15,618            $13,693           $14,629
 6/30/96               $15,906            $13,852           $14,818
 7/31/96               $15,945            $13,879           $14,855
 8/31/96               $15,750            $13,842           $14,822
 9/30/96               $16,188            $14,075           $15,068
10/31/96               $16,776            $14,380           $15,399
11/30/96               $17,237            $14,633           $15,667
12/31/96               $16,905            $14,482           $15,507
 1/31/97               $16,854            $14,513           $15,524
 2/28/97               $16,854            $14,544           $15,546
 3/31/97               $16,486            $14,372           $15,381
 4/30/97               $16,893            $14,585           $15,603
 5/31/97               $17,081            $14,706           $15,738
 6/30/97               $17,354            $14,880           $15,914
 7/31/97               $18,161            $15,291           $16,366
 8/31/97               $17,849            $15,131           $16,204
 9/30/97               $18,248            $15,362           $16,448
10/31/97               $18,613            $15,588           $16,732
11/30/97               $18,824            $15,644           $16,818
12/31/97               $19,058            $15,803           $16,994
 1/31/98               $19,343            $16,003           $17,248
 2/28/98               $19,272            $15,972           $17,201
 3/31/98               $19,308            $16,012           $17,250
 4/30/98               $19,432            $16,074           $17,328
 5/31/98               $19,666            $16,224           $17,506
 6/30/98               $19,901            $16,382           $17,705
 7/31/98               $19,929            $16,386           $17,732
 8/31/98               $20,387            $16,707           $18,193
 9/30/98               $20,881            $17,085           $18,684
10/31/98               $20,723            $16,958           $18,620
11/30/98               $20,871            $16,996           $18,626
12/31/98               $20,827            $17,042           $18,668
 1/31/99               $21,015            $17,140           $18,776
 2/28/99               $20,414            $16,770           $18,330
 3/31/99               $20,414            $16,856           $18,402
 4/30/99               $20,520            $16,900           $18,444
 5/31/99               $20,272            $16,714           $18,282
 6/30/99               $20,082            $16,628           $18,245
 7/31/99               $19,976            $16,533           $18,218
 8/31/99               $19,918            $16,488           $18,215
 9/30/99               $20,151            $16,690           $18,386
10/31/99               $20,224            $16,716           $18,395
11/30/99               $20,126            $16,702           $18,370
12/31/99               $19,899            $16,589           $18,251
 1/31/00               $19,999            $16,538           $18,277
 2/29/00               $20,479            $16,748           $18,537
 3/31/00               $21,039            $17,000           $18,862

NOTE: PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA REFLECTS CERTAIN FEE WAIVERS AND REIMBURSEMENTS, AND THAT, WITHOUT SUCH WAIVERS, PERFORMANCE, AND THEREFORE RANKINGS, WOULD BE LOWER.

(a): INCEPTION DATE OF THE LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND IS
     MAY 21, 1991. SINCE LIPPER GENERAL U.S. GOVERNMENT FUNDS INDEX AND LEHMAN BROTHERS GOVERNMENT BOND INDEX PERFORMANCE DATA IS NOT AVAILABLE COINCIDENT WITH THIS DATE, COMPARATIVE PERFORMANCE IS PRESENTED FROM MAY 31, 1991.

(b): THE LIPPER GENERAL U.S. GOVERNMENT FUNDS INDEX IS AN EQUALLY WEIGHTED UNMANAGED INDEX OF TYPICALLY THE 30 LARGEST MUTUAL FUNDS WITHIN THE GENERAL U.S. GOVERNMENT FUNDS INVESTMENT OBJECTIVE. RETURNS ARE ADJUSTED FOR THE REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS.

(c): LEHMAN BROTHERS GOVERNMENT BOND INDEX IS AN UNMANAGED INDEX COMPOSED OF ALL PUBLICLY ISSUED, NONCONVERTIBLE, DOMESTIC DEBT OF THE U.S. GOVERNMENT OR ANY OF ITS AGENCIES, QUASI-FEDERAL CORPORATIONS, OR CORPORATE DEBT GUARANTEED BY THE U.S. GOVERNMENT. THE INDEX RETURNS HAVE NOT BEEN REDUCED FOR ONGOING MANAGEMENT AND OPERATING EXPENSES APPLICABLE TO MUTUAL FUND INVESTMENTS.

LOOMIS SAYLES FIXED INCOME FUNDS

LOOMIS SAYLES BOND FUND
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                           FACE
                                                                         AMOUNT        VALUE +
-----------------------------------------------------------------------------------------------
BONDS AND NOTES-93.1% OF NET ASSETS

NON-CONVERTIBLE BONDS--76.8%
AEROSPACE/DEFENSE--1.5%
  Lockheed Martin Corp., 7.750%, 5/01/26                     USD      2,500,000  $   2,334,150
  Loral Corp., 7.000%, 9/15/23                                        3,020,000      2,589,016
  Raytheon Co., 6.400%, 12/15/18                                     17,000,000     14,055,600
  Raytheon Co., 7.000%, 11/01/28                                      3,450,000      2,970,415
  Raytheon Co., 7.200%, 8/15/27                                       5,000,000      4,427,000
                                                                                 --------------
                                                                                    26,376,181
                                                                                 --------------
AIRLINES--0.2%
  Delta Air Lines, Inc., 8.300%, 12/15/29                             2,500,000      2,276,675
  NWA Trust, 9.360%, 3/10/06                                            632,700        666,680
                                                                                 --------------
                                                                                     2,943,355
                                                                                 --------------
AUTO & RELATED--1.1%
  Dana Corp., 7.000%, 3/01/29                                         3,250,000      2,780,083
  Delphi Automotive Systems Corp., 7.125%, 5/01/29                    3,900,000      3,369,639
  TRW, Inc., 6.650%, 1/15/28                                          3,350,000      2,698,760
  TRW, Inc., 7.750%, 6/01/29                                         10,500,000      9,720,070
                                                                                 --------------
                                                                                    18,568,552
                                                                                 --------------
BANKS/SAVINGS & LOANS--0.4%
  First Union Institutional Trust, 7.850%, 1/01/27                    2,000,000      1,857,440
  Keycorp Capital II, 6.875%, 3/17/29                                 5,000,000      4,315,000
                                                                                 --------------
                                                                                     6,172,440
                                                                                 --------------
BROADCASTING--0.2%
CBS, Inc., 7.125%, 11/01/23                                           1,435,000      1,296,035
  Fox Family Worldwide, Inc., Zero Coupon Bond,
   11/01/07 (step to 10.250% on 11/01/02)#                            4,975,000      3,034,750
                                                                                 --------------
                                                                                     4,330,785
                                                                                 --------------
BUILDING MATERIALS--0.3%
  Owens Corning, 7.500%, 8/01/18                                      5,925,000      4,958,159
                                                                                 --------------
CANADIAN--18.7%
  Canadian Government, Zero Coupon Bond, 6/01/22             CAD     11,050,000      2,200,479
  Canadian Government, Zero Coupon Bond, 6/01/25                    301,510,000     52,782,695
  Clearnet Communications, Inc., Zero Coupon Bond,
   8/13/07 (step to 11.750% on 8/13/02)#                             38,000,000     18,662,761
  Clearnet Communications, Inc., Zero Coupon Bond,
   5/15/08 (step to 10.400% on 5/15/03)#                              4,160,000      1,777,839
  Clearnet Communications, Inc., Zero Coupon Bond,
   2/15/09 (step to 10.750% on 2/15/04)#                              2,400,000        942,960
  Hydro Quebec, Zero Coupon Bond, 8/15/20                            35,000,000      6,526,900
  Microcell Telecommunications, Inc., Zero Coupon
   Bond, 10/15/07 (step to 11.125% on 10/15/02)#                      5,000,000      2,369,464
  Milit-Air, Inc., 5.750%, 6/30/19                                    6,950,000      4,533,704

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                           FACE
                                                                         AMOUNT        VALUE +
-----------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

CANADIAN--CONTINUED
  New Brunswick FM Project, Zero Coupon Bond,
   11/30/27 (step to 6.470% on 5/30/03) 144A#                CAD     10,000,000  $   5,540,100
  Ontario Hydro, Zero Coupon Bond, 11/27/20                           1,507,000        291,937
  Ontario Hydro, Zero Coupon Bond, 10/15/21                         114,125,000     21,026,690
  Province of Alberta, 5.394%, 6/14/13                               15,559,500     10,201,755
  Province of Alberta, 5.400%, 6/15/10                                5,000,000      3,299,018
  Province of Alberta, 5.930%, 9/16/16                               26,224,650     17,744,367
  Province of British Columbia, Zero Coupon Bond, 8/23/13            25,000,000      7,445,632
  Province of British Columbia, Zero Coupon Bond, 6/09/14            10,000,000      2,831,018
  Province of British Columbia, Zero Coupon Bond, 9/05/20            54,528,000     10,606,039
  Province of British Columbia, Zero Coupon Bond, 6/09/22            96,208,000     16,778,622
  Province of British Columbia, Zero Coupon Bond, 8/19/22            31,387,000      5,407,672
  Province of British Columbia, Zero Coupon Bond, 9/08/23            37,950,000      6,126,934
  Province of British Columbia, Zero Coupon Bond, 8/23/24           122,250,000     18,606,943
  Province of British Columbia, Zero Coupon Bond, 11/19/27           41,600,000      5,223,979
  Province of Manitoba, Zero Coupon Bond, 7/22/13                     2,500,000        740,479
  Province of Manitoba, Zero Coupon Bond, 3/05/31                    36,929,000      3,800,957
  Province of Manitoba, 6.500%, 9/22/17                              34,300,000     23,613,390
  Province of Manitoba, 7.750%, 12/22/25                             39,245,000     31,810,700
  Province of Newfoundland, 6.150%, 4/17/28                           2,500,000      1,638,291
  Province of Ontario, Zero Coupon Bond, 7/13/22                     13,000,000      2,313,162
  Province of Ontario, Zero Coupon Bond, 6/02/27                    167,775,000     22,957,102
  Province of Ontario, Zero Coupon Bond, 3/08/29                     18,600,000      2,323,670
  Province of Ontario (Certificate of Deposit),
   Zero Coupon Bond, 12/02/25                                         7,650,000      1,127,554
  Province of Saskatchewan, Zero Coupon Bond, 4/10/14                27,000,000      7,770,491
  Province of Saskatchewan (Certificate of Deposit),
   Zero Coupon Bond, 2/04/22                                          2,350,000        414,342
  Province of Saskatchewan (Certificate of Deposit),
   Zero Coupon Bond, 5/30/25                                         36,780,000      5,270,765
                                                                                 --------------
                                                                                   324,708,411
                                                                                 --------------
CHEMICALS--SPECIALTY--0.2%
  Methanex Corp., 7.750%, 8/15/05                            USD      5,000,000      3,200,000
                                                                                 --------------
COMMUNICATIONS--0.3%
  Century Communications Corp., 8.375%, 11/15/17                      5,000,000      4,100,000
  Charter Communications Holdings, Zero Coupon Bond,
   4/01/11 (step to 9.920% on 4/04/04)                                1,000,000        550,000
                                                                                 --------------
                                                                                     4,650,000
                                                                                 --------------
COMPUTER HARDWARE--1.0%
  Seagate Technology, Inc., 7.370%, 3/01/07                           6,000,000      5,218,020
  Seagate Technology, Inc., 7.450%, 3/01/37                           5,237,000      4,190,281
  Seagate Technology, Inc., 7.875%, 3/01/17                          10,250,000      7,696,315
                                                                                 --------------
                                                                                    17,104,616
                                                                                 --------------

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                           FACE
                                                                         AMOUNT        VALUE +
-----------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

COMPUTER SERVICES--0.3%
Rhythms NetConnections, Inc., Series B, Zero Coupon
   Bond, 5/15/08 (step to 13.50% on 5/15/03)                 USD      9,000,000  $   4,410,000
                                                                                 --------------
ELECTRONIC COMPONENTS--0.9%
  Westinghouse Electric Corp., 7.875%, 9/01/23                       15,350,000     15,021,357
  Zenith Electronics Corp., 8.190%, 11/01/09                          1,161,000        417,960
                                                                                 --------------
                                                                                    15,439,317
                                                                                 --------------
ELECTRONIC COMPONENTS--SEMICONDUCTORS--0.2%
  Micron Technology, Inc., 6.500%, 9/30/05 144A                       3,000,000      2,490,000
  Pioneer Standard Electronics, Inc., 8.500%, 8/01/06                 1,000,000        956,847
                                                                                 --------------
                                                                                     3,446,847
                                                                                 --------------
ENTERTAINMENT--3.8%
  Boston Celtics Ltd., 6.000%, 6/30/38                                1,230,000        654,975
  Time Warner Entertainment Co., 6.875%, 6/15/18                      8,710,000      7,916,519
  Time Warner Entertainment Co., 6.950%, 1/15/28                     38,900,000     34,727,197
  Time Warner Entertainment Co., 7.570%, 2/01/24                     17,170,000     16,511,702
  Time Warner, Inc., 6.625%, 5/15/29                                  7,500,000      6,391,200
                                                                                 --------------
                                                                                    66,201,593
                                                                                 --------------
FINANCIAL SERVICES--2.1%
  Merey Sweeny LP, 8.850%, 12/18/19 144A                              5,000,000      4,921,150
  Security Capital Group, Inc., 7.700%, 6/15/28                      16,725,000     13,813,010
  US West Capital Funding, Inc., 6.500%, 11/15/18                     2,000,000      1,734,000
  US West Capital Funding, Inc., 6.875%, 7/15/28                     18,550,000     16,354,979
                                                                                 --------------
                                                                                    36,823,139
                                                                                 --------------
FOOD & BEVERAGE--1.9%
  Borden, Inc., 7.875%, 2/15/23                                       5,500,000      4,395,820
  ConAgra, Inc., 7.000%, 10/01/28                                    23,375,000     20,475,799
  Pepsi Bottling Group, Inc., 7.000%, 3/01/29                         8,500,000      7,682,113
                                                                                 --------------
                                                                                    32,553,732
                                                                                 --------------
FOREIGN GOVERNMENT/AGENCY--6.4%
  Escom, 11.000%, 6/01/08                                    ZAR     43,250,000      5,525,856
  Republic of Argentina, 6.000%, 3/31/23                     USD      1,000,000        702,550
  Republic of Brazil, 10.125%, 5/15/27                               36,181,000     29,487,515
  Republic of Brazil C Bond, 8.000%, 4/15/14 PIK                     42,401,616     31,750,330
  Republic of Ecuador, 7.1875%, 2/27/15++ ^                           2,386,918        660,890
  Republic of Panama, 4.250%, 7/17/14
   (step to 4.500% on 7/17/00)                                          950,000        760,000
  Republic of Peru, 3.750%, 3/07/17
   (step to 4.000% on 3/07/01)                                        6,000,000      3,675,000
  Republic of South Africa, 12.000%, 2/28/05                 ZAR     20,000,000      2,896,362
  Republic of South Africa, 12.500%, 12/21/06                        42,450,000      6,098,222

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                           FACE
                                                                         AMOUNT        VALUE +
-----------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

FOREIGN GOVERNMENT/AGENCY--CONTINUED
  Republic of South Africa, 13.500%, 9/15/15                 ZAR     64,350,000  $   9,446,550
  Republic of Venezuela, 9.250%, 9/15/27                     USD     31,350,000     20,691,000
                                                                                 --------------
                                                                                   111,694,275
                                                                                 --------------
FOREIGN ISSUER--10.5%
  APP China Group Ltd., 14.000%, 3/15/10                              4,800,000      4,152,000
  Bangko Sentral Pilipinas, 8.600%, 6/15/27                           2,500,000      1,956,675
  Bangkok Bank Public Co. Ltd., 9.025%, 3/15/29 144A                 44,185,000     34,795,687
  Cerro Negro Finance Ltd., 7.900%, 12/01/20 144A                    10,500,000      8,574,510
  Compania de Alimentos Fargo SA, 13.250%, 8/01/08                    3,000,000      2,670,000
  Espirito Santo Centrais Eletricas SA, 10.000%, 7/15/07              7,850,000      6,515,500
  Hyundai Semiconductor, 8.625%, 5/15/07 144A                           500,000        452,241
  Indah Kiat Finance Mauritius Ltd., 10.000%, 7/01/07                   500,000        350,000
  Industrial Finance Corp. of Thailand,
   7.375%, 1/14/07 144A                                               1,500,000      1,419,795
  Korea Electric Power Corp., 7.400%, 4/01/16                        11,486,537     10,450,566
  Multicanal SA, 10.500%, 4/15/18                                     4,000,000      3,360,000
  PDVSA Finance Ltd., 7.400%, 8/15/16                                 3,000,000      2,291,757
  PDVSA Finance Ltd., 7.500%, 11/15/28                                1,000,000        710,650
  Perez Companc SA, 8.125%, 7/15/07 144A                              3,590,000      3,123,300
  Petroleos Mexicanos, 8.625%, 12/01/23 144A                          3,100,000      2,852,000
  Petroleos Mexicanos, 9.250%, 3/30/18                                2,500,000      2,431,250
  Pindo Deli Finance Mauritius Ltd., 10.750%, 10/01/07               12,360,000      8,837,400
  Pindo Deli Finance Mauritius Ltd., 10.875%, 10/01/27               16,250,000      9,587,500
  Pindo Deli Finance Mauritius Ltd., 11.750%, 10/01/17                2,200,000      1,518,000
  Pycsa Panama SA, 10.280%, 12/15/12 144A                             1,958,000      1,174,800
  Quezon Power Philippines Co., 8.860%, 6/15/17                       7,875,000      6,112,969
  Samsung Electronics Co. Ltd., 7.700%, 10/01/27 144A                12,500,000      9,750,000
  Siam Commercial Bank Public Co. Ltd.,
   7.500%, 3/15/06 144A                                               7,000,000      5,880,000
  Tenaga Nasional Berhad, 7.500%, 11/01/25 144A                      10,525,000      8,926,968
  TFM SA de CV, Zero Coupon Bond, 6/15/09
   (step to 11.750% on 6/15/02)#                                      5,650,000      3,955,000
  Thai Farmers Bank Plc, 8.250%, 8/21/16 144A                        18,140,000     14,285,250
  Tjiwi Kimia Mauritius Ltd., 10.000%, 8/01/04                       17,200,000     12,814,000
  Total Access Communication Public Co. Ltd.,
   8.375%, 11/04/06 144A                                             12,575,000     10,563,000
  Transener SA, 9.250%, 4/01/08 144A                                  2,250,000      2,064,375
                                                                                 --------------
                                                                                   181,575,193
                                                                                 --------------
FOREST & PAPER PRODUCTS--0.3%
  Georgia-Pacific Group, 7.375%, 12/01/25                             5,400,000      4,866,156
                                                                                 --------------
GOVERNMENT AGENCIES--5.1%
  Federal Home Loan Mortgage Corp., 5.750%, 12/15/25                  5,276,200      4,718,875
  Federal Home Loan Mortgage Corp., 6.000%, 4/15/28                   5,000,000      4,445,300

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                           FACE
                                                                         AMOUNT        VALUE +
-----------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

GOVERNMENT AGENCIES--CONTINUED
  Federal National Mortgage Association,
   Zero Coupon Bond, 10/29/07                                NZD    103,925,000 $   28,316,556
  Federal National Mortgage Association,
   6.000%, 7/01/29                                           USD      4,842,725      4,409,882
  Federal National Mortgage Association, 6.250%, 5/15/29             23,000,000     20,735,880
  Federal National Mortgage Association, 6.375%, 8/15/07     AUD     10,000,000      5,833,441
  Federal National Mortgage Association, 6.625%, 9/15/09     USD     20,000,000     19,234,400
                                                                                 --------------
                                                                                    87,694,334
                                                                                 --------------
HEALTH CARE--PRODUCTS--0.5%
  Bausch & Lomb, Inc., 7.125%, 8/01/28                               10,200,000      8,629,710
                                                                                 --------------
HEALTH CARE--SERVICES--0.9%
  Columbia/HCA Healthcare Corp., 7.050%, 12/01/27                     6,300,000      4,898,250
  Columbia/HCA Healthcare Corp., 7.190%, 11/15/15                     4,000,000      3,260,000
  Columbia/HCA Healthcare Corp., 7.500%, 12/15/23                     1,965,000      1,591,650
  Columbia/HCA Healthcare Corp., 7.580%, 9/15/25                      1,300,000      1,075,750
  Columbia/HCA Healthcare Corp., 7.690%, 6/15/25                      5,000,000      4,006,250
                                                                                 --------------
                                                                                    14,831,900
                                                                                 --------------
HOME BUILDERS--0.3%
  Pulte Corp., 7.300%, 10/24/05                                       1,000,000        922,230
  Pulte Corp., 7.625%, 10/15/17                                       5,000,000      3,981,250
                                                                                 --------------
                                                                                     4,903,480
                                                                                 --------------
OIL & GAS--2.8%
  Anadarko Petroleum Corp., 6.625%, 1/15/28                           3,000,000      2,533,830
  Chesapeake Energy Corp., 8.500%, 3/15/12                            3,575,000      2,886,812
  Global Marine, Inc., 7.000%, 6/01/28                                1,000,000        861,100
  Hvide Marine, Inc., 12.500%, 6/30/07 144A                           5,425,000      4,882,500
  Pennzoil-Quaker State Co., 7.375%, 4/01/29                          2,421,000      1,754,039
  Pioneer Natural Resources Co., 6.500%, 1/15/08                      1,000,000        861,260
  Pioneer Natural Resources Co., 7.200%, 1/15/28                      2,000,000      1,480,000
  Seagull Energy Corp., 7.500%, 9/15/27                               3,850,000      3,137,750
  Tennessee Gas Pipeline Co., 7.000%, 10/15/28                        8,000,000      7,083,920
  Union Pacific Resources Group, Inc., 7.150%, 5/15/28               11,500,000     10,148,175
  Union Pacific Resources Group, Inc., 7.500%, 10/15/26              10,400,000      9,602,216
  Union Pacific Resources Group, Inc., 7.950%, 4/15/29                3,950,000      3,766,246
                                                                                 --------------
                                                                                    48,997,848
                                                                                 --------------
OIL & GAS DRILLING EQUIPMENT--0.9%
  R & B Falcon Corp., 6.750%, 4/15/05                                 2,500,000      2,162,500
  R & B Falcon Corp., Series B, 7.375%, 4/15/18                      18,000,000     13,770,000
                                                                                 --------------
                                                                                    15,932,500
                                                                                 --------------
OIL & GAS EXPLORATION--0.3%
  Anadarko Petroleum Corp., 7.200%, 3/15/29                           4,935,000      4,426,843
                                                                                 --------------

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                           FACE
                                                                         AMOUNT        VALUE +
-----------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

RAIL--TRANSPORT--0.1%
  Missouri Pacific Railroad Co., 5.000%, 1/01/45             USD      2,876,000  $   1,466,760
                                                                                 --------------
REAL ESTATE INVESTMENT TRUSTS--3.3%
  AMB Property Corp., 7.500%, 6/30/18                                 7,500,000      6,632,475
  CarrAmerica Realty Corp., 6.875%, 3/01/08                           1,500,000      1,355,400
  EOP Operating LP, 7.500%, 4/19/29                                   3,500,000      3,038,455
  First Industrial, 7.500%, 12/01/17                                  6,500,000      5,578,235
  First Industrial, 7.600%, 7/15/28                                  18,750,000     15,857,250
  Highwoods Realty LP, 7.500%, 4/15/18                                3,750,000      3,185,400
  Meditrust Corp., 7.000%, 8/15/07                                    5,000,000      2,925,000
  Security Capital Industrial Trust, 7.625%, 7/01/17                  2,125,000      1,896,138
  Spieker Properties, Inc., 7.500%, 10/01/27                          1,173,000        986,739
  Susa Partnership LP, 7.450%, 7/01/18                                6,500,000      5,566,730
  Susa Partnership LP, 7.500%, 12/01/27                               7,905,000      6,582,968
  Susa Partnership LP, 8.200%, 6/01/17                                  760,000        702,726
  Trinet Corporate Realty Trust, Inc., 7.700%, 7/15/17                5,000,000      3,557,050
                                                                                 --------------
                                                                                    57,864,566
                                                                                 --------------
RETAIL--GENERAL--1.3%
  Dillon Read Structured Finance Corp., 7.430%, 8/15/18               2,000,000      1,694,380
  Dillon Read Structured Finance Corp., 7.600%, 8/15/07                 188,572        176,115
  Dillon Read Structured Finance Corp., 8.550%, 8/15/19                 500,000        431,705
  Dillon Read Structured Finance Corp., Series A,
   6.660%, 8/15/10                                                    2,255,466      2,009,192
  J.C. Penney Co., Inc., 6.875%, 10/15/15                               500,000        350,965
  J.C. Penney Co., Inc., 7.125%, 11/15/23                             3,000,000      2,151,600
  J.C. Penney Co., Inc., 7.950%, 4/01/17                              1,000,000        772,140
  K Mart Corp., 7.950%, 2/01/23                                      14,365,000     12,940,567
  Woolworth Corp., 8.500%, 1/15/22                                    4,475,000      2,808,062
                                                                                 --------------
                                                                                    23,334,726
                                                                                 --------------
STEEL--0.0%
  Geneva Steel Co., 9.500%, 1/15/04 ^                                 3,500,000        665,000
                                                                                 --------------
SUPRANATIONAL--3.0%
International Bank for Reconstruction & Development,
   Zero Coupon Bond, 8/20/07                                 NZD    152,375,000     43,176,797
  International Bank for Reconstruction & Development,
   8.000%, 5/23/07                                                   19,000,000      9,541,897
                                                                                 --------------
                                                                                    52,718,694
                                                                                 --------------
TAXABLE MUNICIPAL--0.1%
  Orange County, California Pension Obligation,
   Zero Coupon Bond, 9/01/16                                 USD      5,000,000      1,478,800
                                                                                 --------------

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                           FACE
                                                                         AMOUNT        VALUE +
-----------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

TELECOMMUNICATIONS--3.8%
  Intermedia Communications, Inc., Zero Coupon Bond,
   3/01/09 (step to 12.250% on 3/01/04)#                     USD     10,000,000  $   6,000,000
  McCaw International Ltd., Zero Coupon Bond,
   4/15/07 (step to 13.000% on 4/15/02)#                              2,250,000      1,620,000
  Nextel Communications, Inc., Zero Coupon Bond,
   10/31/07 (step to 9.750% on 10/31/02)#                             8,880,000      6,082,800
  Nextel International, Inc., Zero Coupon Bond,
   4/15/08 (step to 12.125% on 4/15/03)#                             23,650,000     14,663,000
  Nextlink Communications, Inc., Zero Coupon Bond,
   4/15/08 (step to 9.450% on 4/15/03)#                               5,000,000      2,950,000
  Nextlink Communications, Inc., Zero Coupon Bond,
   6/01/09 (step to 12.250% on 6/01/04)#                              5,000,000      2,825,000
  RCN Corp., Zero Coupon Bond, 10/15/07
   (step to 11.125% on 10/15/02)#                                     8,350,000      5,344,000
  RCN Corp., Zero Coupon Bond, 2/15/08
   (step to 9.800% on 2/15/03)#                                       5,170,000      3,076,150
  RCN Corp., Zero Coupon Bond, 7/01/08
   (step to 11.000% on 7/01/03)#                                     15,650,000      9,155,250
  Teligent, Inc., Zero Coupon Bond, 3/01/08
   (step to 11.500% on 3/01/03)#                                     28,375,000     15,038,750
                                                                                 --------------
                                                                                    66,754,950
                                                                                 --------------
TEXTILE & APPAREL--0.6%
  Burlington Industries, Inc., 7.250%, 8/01/27                        9,000,000      6,075,000
  Fruit of the Loom, Inc., 7.000%, 3/15/11                              500,000        150,000
  Fruit of the Loom, Inc., 7.375%, 11/15/23 ^                         3,000,000      1,170,000
  Kellwood Co., 7.625%, 10/15/17                                      2,500,000      2,210,800
  Phillips Van Heusen Corp., 7.750%, 11/15/23                         1,000,000        772,500
                                                                                 --------------
                                                                                    10,378,300
                                                                                 --------------
TOBACCO--2.3%
  Philip Morris Cos., Inc., 7.750%, 1/15/27                          49,235,000     40,662,202
                                                                                 --------------
TRANSPORTATION--0.0%
  American President Cos. Ltd., 8.000%, 1/15/24                       1,425,000       840,750
                                                                                 --------------
UTILITIES--1.2%
  AES Corp., 8.875%, 11/01/27                                         5,000,000      3,850,000
  Boston Edison Co., 7.800%, 3/15/23                                  1,000,000        937,996
  Commonwealth Edison Co., 4.750%, 12/01/11                             838,000        648,696
  KN Capital Trust, 7.630%, 4/15/28                                  15,750,000     13,947,223
  Texas-New Mexico Power Co., 6.250%, 1/15/09                         1,000,000        847,330
                                                                                 --------------
                                                                                    20,231,245
                                                                                 --------------
  TOTAL NON-CONVERTIBLE BONDS
   (Identified Cost $1,399,412,873)                                              1,331,835,359
                                                                                 --------------

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                           FACE
                                                                         AMOUNT        VALUE +
-----------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

CONVERTIBLE BONDS--16.3%
AUTO & RELATED--0.5%
  Exide Corp., 2.900%, 12/15/05 144A                         USD      5,625,000  $   3,234,375
  Magna International, Inc. Class A, 4.875%, 2/15/05                  6,035,000      5,197,644
                                                                                 --------------
                                                                                     8,432,019
                                                                                 --------------
CANADIAN--0.2%
  Rogers Communications, Inc., 2.000%, 11/26/05                       3,000,000      3,067,500
                                                                                 --------------
COMPUTERS--0.6%
  Cray Research, Inc., 6.125%, 2/01/11                                  635,000        384,175
  Hutchinson Technology, Inc., 6.000%, 3/15/05                        2,400,000      1,857,000
  Maxtor Corp., 5.750%, 3/01/12                                       6,950,000      4,865,000
  Quantum Corp. - DLT & Storage Systems, 7.000%,
   8/01/04                                                              881,000        709,205
  Silicon Graphics, Inc., 5.250%, 9/01/04                             1,275,000        953,063
  Telxon Corp., 5.750%, 1/01/03                                         225,000        191,531
  Western Digital, Zero Coupon Bond, 2/18/18                          4,150,000        798,875
                                                                                 --------------
                                                                                     9,758,849
                                                                                 --------------
DIVERSIFIED OPERATIONS--1.6%
  Ogden Corp., 5.750%, 10/20/02                                       1,750,000      1,460,476
  Thermo Electron Corp., 4.250%, 1/01/03 144A                        28,325,000     25,775,750
                                                                                 --------------
                                                                                    27,236,226
                                                                                 --------------
ELECTRONIC COMPONENTS--0.4%
  EDO Corp., 7.000%, 12/15/11                                           934,000        735,525
  Kent Electronics Corp., 4.500%, 9/01/04                             6,975,000      6,190,313
                                                                                 --------------
                                                                                     6,925,838
                                                                                 --------------
ELECTRONIC COMPONENTS--SEMICONDUCTORS--0.2%
  Cirrus Logic, Inc., 6.000%, 12/15/03                                1,600,000      1,440,000
  Lam Research Corp., 5.000%, 9/01/02                                   453,000        761,606
  Park Electrochemical Corp., 5.500%, 3/01/06                         1,000,000        826,250
  Richardson Electronics Ltd., 7.250%, 12/15/06                         450,000        331,875
                                                                                 --------------
                                                                                     3,359,731
                                                                                 --------------
ELECTRONIC MEASURING INSTRUMENTS--0.0%
  Thermedics, Inc., Zero Coupon Bond, 6/01/03                           950,000        665,000
                                                                                 --------------
ENVIRONMENTAL SERVICES--0.3%
  Thermo TerraTech, Inc., 4.625%, 5/01/03                               400,000        354,000
  Thermo TerraTech, Inc., 4.625%, 5/01/03 144A                        5,020,000      4,442,700
                                                                                 --------------
                                                                                     4,796,700
                                                                                 --------------
FINANCIAL SERVICES--0.6%
  Bell Atlantic Financial Services, 5.750%, 4/01/03                  10,450,000     10,639,667
                                                                                 --------------

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                           FACE
                                                                         AMOUNT        VALUE +
-----------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

FOREIGN ISSUER--2.3%
  APP Finance VII Mauritius Ltd.,
   Zero Coupon Bond, 11/18/12                                USD      7,000,000  $   1,312,500
  APP Finance VII Mauritius Ltd., 3.500%, 4/30/03                     8,125,000      6,398,437
  APP Finance VII Mauritius Ltd., 3.500%, 4/30/03                     8,070,000      6,355,125
  Bangkok Bank Public Co. Ltd., 4.589%, 3/03/04                      14,700,000      7,938,000
  Banpu Public Co., 2.750%, 4/10/03                                   1,080,000      1,155,600
  Burns, Philp, 5.500%, 4/30/04                                       4,480,000      2,688,000
  Empresas ICA Sociedad, 5.000%, 3/15/04                              3,700,000      2,183,000
  Loxley Public Co. Ltd., 2.500%, 4/04/01 ^                           7,700,000      2,233,000
Sappi BVI Finance, 7.500%, 8/01/02                                    2,850,000      2,736,000
  Siam Commercial Bank Public Co. Ltd., 3.250%,
   1/24/04                                                            3,075,000      1,645,125
  Ssangyong Oil Refining Co., Inc., 3.000%, 12/31/04                  1,930,000      1,346,175
  Ssangyong Oil Refining Co., Inc., 3.750%, 12/31/08                    455,000        526,663
  Total Access Communication Public Co. Ltd.,
   2.000%, 5/31/06                                                    3,400,000      3,825,000
                                                                                 --------------
                                                                                    40,342,625
                                                                                 --------------
FREIGHT TRANSPORTATION--0.1%
  Builders Transportation, Inc., 8.000%, 8/15/05 ^                    1,000,000          1,250
  Preston Corp., 7.000%, 5/01/11                                        750,000        562,500
  Worldway Corp., 6.250%, 4/15/11                                     1,288,000      1,043,280
                                                                                 --------------
                                                                                     1,607,030
                                                                                 --------------
HEALTH CARE--BIOTECHNOLOGY--0.1%
  Human Genome Sciences, Inc., 3.750%, 3/15/07 144A                   1,750,000      1,085,000
                                                                                 --------------
HEALTH CARE--DRUGS--0.4%
  Dura Pharmaceuticals, Inc., 3.500%, 7/15/02                         2,540,000      2,047,875
  Glycomed, Inc., 7.500%, 1/01/03                                     1,148,100      1,057,102
  NABI, Inc., 6.500%, 2/01/03                                         3,750,000      3,042,187
                                                                                 --------------
                                                                                     6,147,164
                                                                                 --------------
HEALTH CARE--PRODUCTS--0.1%
  Centocor, Inc., 4.750%, 2/15/05                                     1,750,000      1,938,125
                                                                                 --------------
HEALTH CARE--SERVICES--0.2%
  Healthsouth Corp., 3.250%, 4/01/03                                  3,000,000      2,325,000
  Medical Care International, Inc., 6.750%, 10/01/06                  1,500,000      1,267,500
                                                                                 --------------
                                                                                     3,592,500
                                                                                 --------------
HOME BUILDERS--0.0%
  Schuler Homes, Inc., 6.500%, 1/15/03                                  750,000        615,000
                                                                                 --------------
INSURANCE--4.2%
  Loews Corp., 3.125%, 9/15/07                                       80,700,000     72,125,625
                                                                                 --------------
MACHINERY--0.0%
  Intevac, Inc., 6.500%, 3/01/04                                      1,250,000        637,500
                                                                                 --------------

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                           FACE
                                                                         AMOUNT        VALUE +
-----------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

MANUFACTURING--0.1%
  FMC Corp., 6.750%, 1/16/05                                 USD      1,325,000  $   1,126,250
  Hexcel Corp., 7.000%, 8/01/11                                       1,775,000      1,136,000
                                                                                 --------------
                                                                                     2,262,250
                                                                                 --------------
MULTI-INDUSTRY--0.4%
  Thermo Instrument Systems, Inc., 4.500%, 10/15/03
   144A                                                               7,243,000      6,627,345
                                                                                 --------------
OFFICE EQUIPMENT--0.5%
  Xerox Corp., 0.570%, 4/21/18                                       16,800,000      9,156,000
                                                                                 --------------
OIL & GAS--2.5%
  Baker Hughes, Inc., Zero Coupon Bond, 5/05/08                      45,772,000     34,100,140
  Diamond Offshore Drilling, Inc., 3.750%, 2/15/07                    5,175,000      6,028,875
  Key Energy Group, Inc., 5.000%, 9/15/04                             2,950,000      2,201,438
  Noram Energy Corp., 6.000%, 3/15/12                                   447,500        379,256
                                                                                 --------------
                                                                                    42,709,709
                                                                                 --------------
PUBLISHING--0.1%
  Scholastic Corp., 5.000%, 8/15/05 144A                              2,550,000      2,438,438
                                                                                 --------------
REAL ESTATE INVESTMENT TRUSTS--0.5%
  Federal Realty Investors Trust, 5.250%, 10/28/03                    2,250,000      1,912,500
  Rockefeller Properties, Zero Coupon Bond, 12/31/00                  7,000,000      5,740,000
  Sizeler Property Investors, Inc., 8.000%, 7/15/03                   1,175,000      1,075,125
                                                                                 --------------
                                                                                     8,727,625
                                                                                 --------------
RESTAURANTS--0.1%
  Einstein/Noah Bagel Corp., 7.250%, 6/01/04                          2,880,000      1,152,000
                                                                                 --------------
RETAIL--SPECIALTY--0.0%
  Bell Sports Corp., 4.250%, 11/15/00                                    96,000         84,480
  CML Group, Inc., 5.500%, 1/15/03 ^                                  1,224,000            771
  Jacobson Stores, Inc., 6.750%, 12/15/11                               540,000        368,550
                                                                                 --------------
                                                                                       453,801
                                                                                 --------------
TELECOMMUNICATIONS--0.3%
Broadband Technologies, Inc., 5.000%, 5/15/01                         9,800,000      5,390,000
                                                                                 --------------
TEXTILE & APPAREL--0.0%
  Dixie Yarns, Inc., 7.000%, 5/15/12                                    265,000        180,200
  Fieldcrest Cannon, Inc., 6.000%, 3/15/12                              890,000        204,700
                                                                                 --------------
                                                                                       384,900
                                                                                 --------------
  TOTAL CONVERTIBLE BONDS
   (Identified Cost $289,347,682)                                                  282,274,167
                                                                                 --------------
  TOTAL BONDS AND NOTES
   (Identified Cost $1,688,760,555)                                              1,614,109,526
                                                                                 --------------

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)


                                                                         SHARES        VALUE +
-----------------------------------------------------------------------------------------------
COMMON STOCKS--0.1% OF NET ASSETS

OIL & GAS--0.0%
Hvide Marine, Inc.*                                                      45,939  $     602,949
                                                                                 --------------
RESTAURANTS--0.1%
  Advantica Restaurant Group, Inc. *                                    646,448        969,672
                                                                                 --------------
  TOTAL COMMON STOCKS
   (Identified Cost $12,248,663)                                                     1,572,621
                                                                                 --------------
PREFERRED STOCKS-3.2% OF NET ASSETS

AEROSPACE/DEFENSE--0.2%
  Coltec Capital Trust, 5.250%                                           88,500      3,219,187
                                                                                 --------------
AUTO & RELATED--0.0%
  Federal-Mogul Financing Trust, 7.000%                                  27,500        797,500
                                                                                 --------------
BUILDING MATERIALS--0.2%
Owens Corning, 6.500%                                                    73,500      2,590,875
                                                                                 --------------
CHEMICALS--MAJOR--0.0%
  E.I. du Pont DeNemours & Co., $3.50                                     3,775        200,075
                                                                                 --------------
CONTAINERS--0.0%
  Owens-Illinois, Inc., 4.750%                                           29,500        798,344
                                                                                 --------------
FREIGHT TRANSPORTATION--0.0%
  Arkansas Best Corp., $2.875                                            16,670        625,125
                                                                                 --------------
METALS--0.2%
Bethlehem Steel Corp., $3.50                                             99,050      2,575,300
                                                                                 --------------
OIL & GAS--0.4%
  Chesapeake Energy Corp., 7.000%                                        55,000      2,048,750
  EVI, Inc., Conv., 5.000%                                              109,500      5,297,063
                                                                                 --------------
                                                                                     7,345,813
                                                                                 --------------
OIL & GAS DRILLING EQUIPMENT--0.2%
  R & B Falcon Corp., 13.875% PIK                                         3,112      3,423,192
                                                                                 --------------
REAL ESTATE INVESTMENT TRUSTS--0.8%
  AMB Property Corp., 8.50%                                              18,500        408,156
  Archstone Communities Trust, Series C, 8.625%                           6,900        138,431
  Camden Property Trust, $2.25                                           13,500        299,531
  CarrAmerica Realty Corp., Series B, 8.570%                            101,200      1,922,800
  CarrAmerica Realty Corp., Series C 8.55%                               27,550        525,172
  Developers Diversified Realty Corp., 9.440%                            28,200        613,350
  Developers Diversified Realty Corp., 9.500%                            45,500        989,625
  Duke-Weeks Realty Corp., Series F, 8.000%                               8,103        155,983
  Equity Office Properties Trust, Series C, 8.625%                       29,300        631,781
  Equity Residential Properties Trust, 7.250%                            69,200      1,366,700
  Equity Residential Properties Trust, Series L, 7.625%                  72,068      1,315,241
  First Industrial Realty Trust, Inc., Series D, 7.950%                  30,200        547,375

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)


                                                                         SHARES        VALUE +
-----------------------------------------------------------------------------------------------
PREFERRED STOCKS-CONTINUED

REAL ESTATE INVESTMENT TRUSTS--CONTINUED
  First Industrial Realty Trust, Inc., Series E, 7.900%                 153,000  $   2,811,375
  Highwoods Properties, Inc., Series B, 8.000%                           37,400        647,487
  Highwoods Properties, Inc., Series D, 8.000%                            6,800        120,700
  Liberty Property Trust, Series A, 8.800%                                5,300        106,331
  ProLogis Trust, Series D, 7.92%                                        18,500        344,563
  ProLogis Trust, Series E, 8.75%                                        10,000        216,250
  Public Storage, Inc., Series K, 8.250%                                 18,750        404,297
  Public Storage, Inc., Series L, 8.250%                                 35,000        748,125
  Shurgard Storage Centers, Inc., Series C, 8.700%                        3,400         69,063
  Spieker Properties, Inc., 8.000%                                        6,600        136,538
                                                                                 --------------
                                                                                    14,518,874
                                                                                 --------------
TELECOMMUNICATIONS--1.1%
  Adelphia Business Solutions, Inc., Series B, 12.875% PIK               17,429     16,870,838
  Nextel Communications, Inc., 11.125% PIK                                1,546      1,468,700
                                                                                 --------------
                                                                                    18,339,538
                                                                                 --------------
UTILITIES--0.1%
  Central Maine Power Co., 3.500%                                         2,230         92,266
  Connecticut Light & Power Co., $1.90                                    2,925         62,888
  Entergy Louisiana, Inc., 4.160%                                         2,600        128,700
  Jersey Central Power & Light Co., 4.000%                                2,020        111,100
  MDU Resources Group, Inc., 5.100% 144A                                  3,790        329,730
  Minnesota Power & Light Co., 5.000%                                       200         12,000
  Niagara Mohawk Power Corp., 4.850%                                      5,000        285,000
  Northern States Power Co., $3.60                                        1,100         50,600
  PECO Energy Co., $3.80                                                    300         16,050
  Public Service Co., 4.000%                                                360         19,440
                                                                                 --------------
                                                                                     1,107,774
                                                                                 --------------
  TOTAL PREFERRED STOCKS
   (Identified Cost $53,991,532)                                                    55,541,597
                                                                                 --------------
WARRANTS-0.1% OF NET ASSETS

OIL & GAS--0.0%
  Hvide Marine, Inc., expiring 06/30/07 144A *                           30,619        137,785
  Hvide Marine, Inc., expiring 12/15/03 *                                 4,212          8,424
                                                                                 --------------
                                                                                       146,209
                                                                                 --------------
OIL & GAS DRILLING EQUIPMENT--0.1%
  R & B Falcon Corp., expiring 5/01/09 144A *                             2,800        980,000
                                                                                 --------------
RETAIL--GENERAL--0.0%
  Penn Traffic Co., expiring 6/07/05 *                                        1              1
                                                                                 --------------
  TOTAL WARRANTS
   (Identified Cost $483,928)                                                        1,126,210
                                                                                 --------------

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                           FACE
                                                                         AMOUNT        VALUE +
-----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-1.9% OF NET ASSETS

  Repurchase Agreement with State Street Bank and
   Trust Co., dated 3/31/00 at 4.750% to be repurchased
   at $32,855,000 on 4/03/00 collateralized by
   $27,055,000 U.S. Treasury Bond, 8.000% due
   11/15/21 with a value of $33,500,448                      USD     32,842,000 $   32,842,000
                                                                                --------------
  TOTAL SHORT-TERM INVESTMENT
   (Identified Cost $32,842,000)                                                    32,842,000
                                                                                --------------
TOTAL INVESTMENTS--98.4%
  (IDENTIFIED COST $1,788,326,678) @                                             1,705,191,954
  Cash and Other Assets, Less Liabilities--1.6%                                     28,256,975
                                                                                --------------
NET ASSETS--100%                                                                $1,733,448,929
                                                                                --------------
                                                                                --------------


   + See Note 1.
   # Step Bond: Coupon is zero or below market rate for an initial period and then increases at a specified date and rate.
144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 PIK All or a portion of income may be received as additional securities.
  ++ Floating Rate Bond: Coupon is six month London Interbank Offered Rate
     (LIBOR) plus .8125%.
   ^ Security in default
   * Non-income producing security
   @ At March 31, 2000, the net unrealized depreciation on investments based on cost of $1,788,326,678 for federal income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $76,042,017 and $159,176,741, respectively, resulting in net unrealized depreciation of $83,134,724.

KEY TO ABBREVIATIONS:
AUD: Australian Dollar
CAD: Canadian Dollar
NZD: New Zealand Dollar
USD: United States Dollar
ZAR: South African Rand

                 See accompanying notes to financial statements.

LOOMIS SAYLES FIXED INCOME FUNDS

LOOMIS SAYLES GLOBAL BOND FUND
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                           FACE
                                                                         AMOUNT        VALUE +
-----------------------------------------------------------------------------------------------
BONDS AND NOTES-90.7% OF NET ASSETS

ARGENTINA--1.1%
  Republic of Argentina, 6.000%, 3/31/23                     USD        700,000   $    490,000
                                                                                 --------------
AUSTRALIA--8.7%
  New South Wales Trust, 6.500%, 5/01/06                     AUD      1,900,000      1,134,677
  News America Holdings, Inc., 8.625%, 2/07/14                        1,240,000        751,025
  Queensland Treasury, 6.000%, 7/14/09                                  760,000        435,029
  Queensland Treasury, 8.000%, 9/14/07                                1,600,000      1,039,325
  South Australia Government Finance Authority,
   Zero Coupon Bond, 12/21/15                                         2,750,000        567,317
                                                                                 --------------
                                                                                     3,927,373
                                                                                 --------------
CANADA--4.4%
  Government of Canada, 8.750%, 12/01/05                     CAD        700,000        543,484
  Magna International, Inc. Class A, 4.875%, 2/15/05         USD        600,000        516,750
  Province of Ontario, 5.700%, 12/01/08                      CAD      1,425,000        941,408
                                                                                 --------------
                                                                                     2,001,642
                                                                                 --------------
FINLAND--2.6%
  Republic of Finland, 6.000%, 4/25/08                       EUR      1,177,315      1,173,562
                                                                                 --------------
GERMANY--26.4%
  Bayerische Vereinsbank, 6.000%, 1/23/06                             1,022,583      1,009,445
  Deutsche Ausgleichsbank, 4.000%, 7/04/09                            1,850,000      1,613,722
  Deutsche Finance BV, 7.500%, 2/10/03                                2,300,000      1,188,138
  Deutsche Telekom AG, 5.250%, 5/20/08                                1,369,196      1,255,875
  Eurohypo AG--Europaeische Hypothekenbank
   der Deutschen Bank, 4.000%, 2/01/07                                  950,000        834,029
  Federal Republic of Germany, 4.250%, 2/18/05                          760,000        707,639
  Federal Republic of Germany, 4.500%, 8/19/02                          800,000        764,778
  Federal Republic of Germany, 4.750%, 7/04/28                        2,000,000      1,671,492
  Kreditanstalt Wierdarauf, 6.000%, 2/09/06                           1,062,421      1,054,766
  Mannesmann Finance BV, 4.750%, 5/27/09
   (step to 4.75% on 5/9/00)#                                         1,250,000      1,068,594
  Westdt Landesbank, 5.250%, 10/14/05                                   766,937        732,583
                                                                                 --------------
                                                                                    11,901,061
                                                                                 --------------
IRELAND--6.2%
  Republic of Ireland, 3.500%, 10/18/05                               1,335,000      1,179,819
  Republic of Ireland, 4.600%, 4/18/16                                1,875,000      1,608,450
                                                                                 --------------
                                                                                     2,788,269
                                                                                 --------------
JAPAN--3.1%
  MBL International Finance (Bermuda),
   3.000%, 11/30/02 +++                                      USD        300,000        337,500
  MBL International Finance (Bermuda),
   3.000%, 11/30/02 +++                                                 950,000      1,068,750
                                                                                 --------------
                                                                                     1,406,250
                                                                                 --------------

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                           FACE
                                                                         AMOUNT        VALUE +
-----------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

MALAYSIA--4.5%
  Tenaga Nasional Berhad, 7.500%, 11/01/25 144A              USD      2,375,000  $   2,014,399
                                                                                 --------------
NETHERLANDS--2.0%
  Dutch Government, 5.750%, 9/15/02                          EUR        907,560        888,956
                                                                                 --------------
NEW ZEALAND--4.8%
  Government of New Zealand, 6.000%, 11/15/11                NZD      1,375,000        631,509
  Government of New Zealand, 7.000%, 7/15/09                          1,820,000        903,175
  Government of New Zealand, 8.000%, 11/15/06                         1,200,000        625,871
                                                                                 --------------
                                                                                     2,160,555
                                                                                 --------------
PERU--0.6%
  Republic of Peru, 3.750%, 3/07/17
   (step to 4.000% on 3/07/01)#                              USD        450,000        275,625
                                                                                 --------------
PHILIPPINES--6.0%
  Bangko Sentral Pilipinas, 8.600%, 6/15/27                           1,300,000      1,033,258
  FLI Capital Cayman, 6.250%, 2/01/02                                   900,000        981,000
  MBIA, Inc., Zero Coupon Bond, 12/18/01                                800,000        686,000
                                                                                 --------------
                                                                                     2,700,258
                                                                                 --------------
SOUTH AFRICA--8.0%
  Escom, 11.000%, 6/01/08                                    ZAR      6,000,000        766,593
  Republic of South Africa, 8.500%, 6/23/17                  USD      1,400,000      1,298,500
  Republic of South Africa, 13.500%, 9/15/15                 ZAR      4,600,000        679,371
  Sappi BVI Finance, 7.500%, 8/01/02                         USD        900,000        864,000
                                                                                 --------------
                                                                                     3,608,464
                                                                                 --------------
SOUTH KOREA--0.5%
  Samsung Electronics Co. Ltd., 5.375%, 12/16/01             EUR        500,000        242,068
                                                                                 --------------
SUPRANATIONAL--0.9%
  International Bank for Reconstruction & Development,
   Zero Coupon Bond, 8/20/07                                 NZD      1,500,000        425,038
                                                                                 --------------
THAILAND--6.7%
  Bangkok Bank Public Co. Ltd., 4.589%, 3/03/04              USD      2,800,000      1,512,000
  Loxley Public Co. Ltd., 2.500%, 4/04/01 ^                             700,000        203,000
  Thai Farmers Bank Plc, 8.250%, 8/21/16 144A                         1,650,000      1,299,375
                                                                                 --------------
                                                                                     3,014,375
                                                                                 --------------
UNITED KINGDOM--1.6%
  Dolphin Telecom Plc, Zero Coupon Bond, 6/01/08
   (step to 11.625% on 6/01/03)#                             EUR      1,700,000        725,993
                                                                                 --------------
UNITED STATES--2.6%
  Federal National Mortgage Association, 6.375%, 8/15/07     AUD        525,000        306,256
  Household Finance Corp., 5.125%, 6/24/09                   EUR        430,000        380,263
  United States Treasury Notes, 5.625%, 5/15/08              USD        500,000        480,390
                                                                                 --------------
                                                                                     1,166,909
                                                                                 --------------
  TOTAL BONDS AND NOTES
   (Identified Cost $44,851,343)                                                    40,910,797
                                                                                 --------------

LOOMIS SAYLES FIXED INCOME FUNDS

LOOMIS SAYLES GLOBAL BOND FUND (CONTINUED)

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2000 (UNAUDITED)

                                                                    SHARES          VALUE +
-------------------------------------------------------------------------------------------
PREFERRED STOCKS - 2.2% OF NET ASSETS

JAPAN--2.2%
  Sanwa International Ltd. (Bermuda)                               99,000,000   $   966,476
                                                                                -----------
  TOTAL PREFERRED STOCKS
   (Identified Cost $954,267)                                                       966,476
                                                                                -----------
                                                                      FACE
                                                                    AMOUNT
-------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-5.1% OF NET ASSETS

  Repurchase Agreement with State Street Bank and Trust Co., dated 3/31/00 at 4.750% to be repurchased at $2,301,911 on
   4/03/00 collateralized by $1,900,000 U.S. Treasury Bond,
   8.000% due 11/15/21 with a value of $2,352,647           USD     2,301,000     2,301,000
                                                                                -----------
  TOTAL SHORT-TERM INVESTMENT
   (Identified Cost $2,301,000)                                                   2,301,000
                                                                                -----------
  TOTAL INVESTMENTS--98.0%
   (IDENTIFIED COST $48,106,610) @                                               44,178,273
  Cash and Other Assets, Less Liabilities--2.0%                                     914,660
                                                                                -----------

NET ASSETS--100%                                                                $45,092,933
                                                                                ===========

     +  See Note 1.
     # Step Bond: Coupon is zero or below market rate for an initial period and then increases at a specified date and rate.
   +++  Convertible Bond
  144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
      ^ Security in default
      @ At March 31, 2000, the net unrealized depreciation on investments based on cost of $48,106,610 for federal income tax purposes was as follows: Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $1,622,089 and $5,550,426, respectively, resulting in net unrealized depreciation of $3,928,337.

KEY TO ABBREVIATIONS:
AUD: Australian Dollar
CAD: Canadian Dollar
EUR: Euro
NZD: New Zealand Dollar
USD: United States Dollar
ZAR: South African Rand

LOOMIS SAYLES FIXED INCOME FUNDS

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2000 (UNAUDITED)

                 Ten Largest Sector Holdings at March 31, 2000
                         as a Percentage of Net Assets
             Foreign Government/Agency                      41.7%
             Banking & Finance                              22.6%
             Financial Services                             11.9%
             Utilities                                       4.5%
             Telecommunications                              4.4%
             Government Agencies                             3.0%
             Media & Entertainment                           1.7%
             Auto & Related                                  1.1%
             Supranational                                   0.9%
             Electronic Components                           0.5%

                 See accompanying notes to financial statements.

LOOMIS SAYLES FIXED INCOME FUNDS

LOOMIS SAYLES HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)
                                                                    FACE
                                                                  AMOUNT      VALUE +
-------------------------------------------------------------------------------------
BONDS AND NOTES-85.8% OF NET ASSETS

NON-CONVERTIBLE BONDS--61.1%
CANADIAN--4.2%
  Call-Net Enterprises, Inc., Zero Coupon Bond, 5/15/09
   (step to 10.800% on 5/15/04)#                           USD   250,000  $   101,875
  Clearnet Communications, Inc., Zero Coupon Bond,
   8/13/07 (step to 11.750% on 8/13/02)#                   CAD   300,000      147,338
  Clearnet Communications, Inc., Zero Coupon Bond,
   5/15/08 (step to 10.400% on 5/15/03)#                         300,000      128,209
  Clearnet Communications, Inc., Zero Coupon Bond,
   2/15/09 (step to 10.750% on 2/15/04)#                         350,000      137,515
  Microcell Telecommunications, Inc., Zero Coupon Bond,
   10/15/07 (step to 11.125% on 10/15/02)#                       985,000      466,785
                                                                          -----------
                                                                              981,722
                                                                          -----------
COMPUTER HARDWARE--0.2%
  Seagate Technology, Inc., 7.875%, 3/01/17                USD    50,000       37,543
                                                                          -----------
COMPUTER SERVICES--0.3%
  Rhythms NetConnections, Inc., Series B, Zero Coupon
   Bond, 5/15/08 (step to 13.50% on 5/15/03)#                    150,000       73,500
                                                                          -----------
ELECTRONIC COMPONENTS--0.3%
  Zenith Electronics Corp., 8.190%, 11/01/09                     169,000       60,840
                                                                          -----------
ENTERTAINMENT--0.6%
  Boston Celtics Ltd., 6.000%, 6/30/38                           263,000      140,048
                                                                          -----------
FOOD & BEVERAGE--0.8%
  Borden, Inc., 7.875%, 2/15/23                                  250,000      199,810
                                                                          -----------
FOREIGN GOVERNMENT/AGENCY--12.7%
  City of Buenos Aires, 10.500%, 5/28/04 144A              ARS   150,000      133,500
  Escom, 11.000%, 6/01/08                                  ZAR 1,275,000      162,901
  Ivory Coast, Inc., 2.000%, 3/31/18
   (step to 2.500% on 3/31/05) ^                           USD   500,000       87,500
  Ivory Coast, Inc., 2.000%, 3/31/18
   (step to 3.000% on 3/31/08) ^                                 962,500      196,157
  Republic of Argentina, 8.875%, 3/01/29                         375,000      270,225
  Republic of Argentina, 11.750%, 2/12/07                        200,000      188,093
  Republic of Brazil C Bond, 8.000%, 4/15/14 PIK               1,122,218      840,317
  Republic of Ecuador, 7.1875%, 2/27/15 ++ ^                     174,653       48,358
  Republic of Panama, 4.250%, 7/17/14
   (step to 4.500% on 7/17/00)#                                  250,000      200,000
  Republic of Panama, 8.875%, 9/30/27                            125,000      110,781
  Republic of Peru, 3.750%, 3/07/17
   (step to 4.000% on 3/07/01)#                                  500,000      306,250
  Republic of South Africa, 12.500%, 12/21/06              ZAR 1,000,000      143,657
  Republic of Venezuela, 9.250%, 9/15/27                   USD   425,000      280,500
                                                                          -----------
                                                                            2,968,239
                                                                          -----------


                                                                              43

LOOMIS SAYLES FIXED INCOME FUNDS

LOOMIS SAYLES HIGH YIELD FUND (CONTINUED)
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)
                                                                    FACE
                                                                  AMOUNT      VALUE +
-------------------------------------------------------------------------------------
BONDS AND NOTES- CONTINUED

FOREIGN ISSUER--18.7%
  Bangko Sentral Pilipinas, 8.600%, 6/15/27                USD   350,000  $   278,185
  Bangkok Bank Public Co. Ltd., 9.025%, 3/15/29 144A             500,000      393,750
  Cerro Negro Finance Ltd., 7.900%, 12/01/20 144A                100,000       81,662
  Compania de Alimentos Fargo SA, 13.250%, 8/01/08               100,000       89,000
  Dolphin Telecom Plc, Zero Coupon Bond, 6/01/08
   (step to 11.625% on 6/01/03)#                           EUR   250,000      106,764
  Espirito Santo Centrais Eletricas SA, 10.000%, 7/15/07   USD   350,000      290,500
  Indah Kiat Finance Mauritius Ltd., 10.000%, 7/01/07            300,000      210,000
  Korea Electric Power Corp., 7.400%, 4/01/16                    227,907      207,352
  Multicanal SA, 10.500%, 2/01/07                                125,000      117,500
  Multicanal SA, 10.500%, 4/15/18                                250,000      210,000
  Murrin Murrin Holdings Property Ltd., 9.375%,
   8/31/07                                                        50,000       43,000
  Philippine Long Distance Telephone Co., 8.350%,
   3/06/17                                                       200,000      155,516
  Pindo Deli Finance Mauritius Ltd., 10.750%, 10/01/07           450,000      321,750
  Pindo Deli Finance Mauritius Ltd., 10.875%, 10/01/27           410,000      241,900
  Pycsa Panama SA, 10.280%, 12/15/12 144A                         97,900       58,740
  Quezon Power Philippines Co., 8.860%, 6/15/17                  550,000      426,937
  Siam Commercial Bank Public Co. Ltd., 7.500%,
   3/15/06 144A                                                  100,000       84,000
  Tata Electric Co., 8.500%, 8/19/17 144A                        200,000      176,612
  TFM SA de CV, Zero Coupon Bond, 6/15/09
   (step to 11.750% on 6/15/02)#                                 250,000      175,000
  Tjiwi Kimia Mauritius Ltd., 10.000%, 8/01/04                   400,000      298,000
  Total Access Communication Public Co. Ltd.,
   7.625%, 11/04/01 144A                                         100,000       90,000
  Total Access Communication Public Co. Ltd.,
   8.375%, 11/04/06 144A                                         400,000      336,000
                                                                          -----------
                                                                            4,392,168
                                                                          -----------
HEALTH CARE--SERVICES--2.9%
  Columbia/HCA Healthcare Corp., 7.050%, 12/01/27                 75,000       58,313
  Columbia/HCA Healthcare Corp., 7.690%, 6/15/25                 250,000      200,312
  Columbia/HCA Healthcare Corp., 7.750%, 7/15/36                 500,000      414,525
                                                                          -----------
                                                                              673,150
                                                                          -----------
OIL & GAS--3.3%
  Chesapeake Energy Corp., 8.500%, 3/15/12                       250,000      201,875
  Chesapeake Energy Corp., Series B, 7.875%, 3/15/04             100,000       89,000
  Hvide Marine, Inc., 12.500%, 6/30/07 144A                      125,000      112,500
  Pioneer Natural Resources Co., 7.200%, 1/15/28                 350,000      259,000
  Seagull Energy Corp., 7.500%, 9/15/27                          125,000      101,875
                                                                          -----------
                                                                              764,250
                                                                          -----------
OIL & GAS DRILLING EQUIPMENT--1.6%
  R & B Falcon Corp., Series B, 7.375%, 4/15/18                  500,000      382,500
                                                                          -----------


LOOMIS SAYLES FIXED INCOME FUNDS

LOOMIS SAYLES HIGH YIELD FUND (CONTINUED)
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)
                                                                    FACE
                                                                  AMOUNT      VALUE +
-------------------------------------------------------------------------------------
BONDS AND NOTES - CONTINUED

RAIL--TRANSPORT--0.1%
Missouri Pacific Railroad Co., 4.750%, 1/01/20             USD    30,000  $    18,300
                                                                          -----------
REAL ESTATE INVESTMENT TRUSTS--1.4%
  Meditrust Corp., 7.000%, 8/15/07                               100,000       58,500
  Meditrust Corp., 7.375%, 7/15/00                               100,000       98,000
  Trinet Corporate Realty Trust, Inc., 7.700%, 7/15/17           250,000      177,852
                                                                          -----------
                                                                              334,352
                                                                          -----------
RETAIL--GENERAL--2.2%
  Dillon Read Structured Finance Corp., 7.430%, 8/15/18          300,000      254,157
  Woolworth Corp., 8.500%, 1/15/22                               400,000      251,000
                                                                          -----------
                                                                              505,157
                                                                          -----------
RETAIL--SPECIALTY--0.4%
  Musicland Group, Inc., Series B, 9.875%, 3/15/08               100,000       87,000
                                                                          -----------
STEEL--0.1%
  Geneva Steel Co., 9.500%, 1/15/04 ^                            150,000       28,500
                                                                          -----------
TELECOMMUNICATIONS--8.0%
  Level 3 Communications, Inc., Zero Coupon Bond,
   12/01/08 (step to 10.500% on 12/01/03)#                       250,000      144,375
  Level 3 Communications, Inc., Zero Coupon Bond,
   3/15/10 (step to 12.875% on 3/15/05)#  144A                   350,000      174,125
  Nextel Communications, Inc., Zero Coupon Bond,
   10/31/07 (step to 9.750% on 10/31/02)#                        100,000       68,500
  Nextel Communications, Inc., Zero Coupon Bond,
   2/15/08 (step to 9.950% on 2/15/03)#                          100,000       67,500
  Nextlink Communications, Inc., Zero Coupon Bond,
   4/15/08 (step to 9.450% on 4/15/03)#                          100,000       59,000
  NTL Communications Corp., 11.500%, 11/15/09
   144A                                                    EUR   250,000      137,490
  RCN Corp., Zero Coupon Bond, 10/15/07
   (step to 11.125% on 10/15/02)#                          USD   375,000      240,000
  RCN Corp., Zero Coupon Bond, 2/15/08
   (step to 9.800% on 2/15/03)#                                  550,000      327,250
  RCN Corp., Zero Coupon Bond, 7/01/08
   (step to 11.000% on 7/01/03)#                                 100,000       58,500
  TeleCorp PCS, Inc., Zero Coupon Bond, 4/15/09
   (step to 11.625% on 4/15/04)#                                 500,000      307,500
  Teligent, Inc., Zero Coupon Bond, 3/01/08
   (step to 11.500% on 3/01/03)#                                 400,000      212,000
  Triton Communications LLC, Zero Coupon Bond,
   5/01/08 (step to 11.000% on 5/01/03)#                         100,000       68,750
                                                                          -----------
                                                                            1,864,990
                                                                          -----------
TEXTILE & APPAREL--1.7%
  Fruit of the Loom, Inc., 7.375%, 11/15/23 ^                    250,000       97,500
  Phillips Van Heusen Corp., 7.750%, 11/15/23                    250,000      193,125


                                                                              45

LOOMIS SAYLES FIXED INCOME FUNDS

LOOMIS SAYLES HIGH YIELD FUND (CONTINUED)
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)
                                                                    FACE
                                                                  AMOUNT      VALUE +
-------------------------------------------------------------------------------------
BONDS AND NOTES - CONTINUED

TEXTILE & APPAREL--CONTINUED
Pillowtex Corp., Series B, 9.000%, 12/15/07                USD   350,000  $   120,750
                                                                          -----------
                                                                              411,375
                                                                          -----------
TRANSPORTATION--0.5%
  American President Cos. Ltd., 8.000%, 1/15/24                  200,000      118,000
                                                                          -----------
UTILITIES--1.1%
  AES Corp., 8.875%, 11/01/27                                    350,000      269,500
                                                                          -----------
  TOTAL NON-CONVERTIBLE BONDS
   (Identified Cost $14,885,741)                                           14,310,944
                                                                          -----------
CONVERTIBLE BONDS--24.7%
AUTO & RELATED--1.0%
  Exide Corp., 2.900%, 12/15/05 144A                             425,000      244,375
                                                                          -----------
CANADIAN--0.8%
  Rogers Communications, Inc., 2.000%, 11/26/05                  190,000      194,275
                                                                          -----------
COMPUTERS--4.0%
  Cray Research, Inc., 6.125%, 2/01/11                           113,000       68,365
  HMT Technology Corp., 5.750%, 1/15/04                           75,000       34,500
  Hutchinson Technology, Inc., 6.000%, 3/15/05                   100,000       77,375
  Ingram Micro, Inc., Zero Coupon Bond, 6/09/18                   50,000       17,375
  Maxtor Corp., 5.750%, 3/01/12                                  500,000      350,000
  Quantum Corp.--DLT & Storage Systems,
   7.000%, 8/01/04                                               125,000      100,625
  S3, Inc., 5.750%, 10/01/03                                     200,000      226,750
  Telxon Corp., 5.750%, 1/01/03                                   50,000       42,562
  Western Digital, Zero Coupon Bond, 2/18/18                     150,000       28,875
                                                                          -----------
                                                                              946,427
                                                                          -----------
ELECTRONIC COMPONENTS--1.4%
  EDO Corp., 7.000%, 12/15/11                                     50,000       39,375
  Kent Electronics Corp., 4.500%, 9/01/04                        325,000      288,437
                                                                          -----------
                                                                              327,812
                                                                          -----------
ELECTRONIC COMPONENTS--SEMICONDUCTORS--2.2%
  Cirrus Logic, Inc., 6.000%, 12/15/03                           250,000      225,000
  Park Electrochemical Corp., 5.500%, 3/01/06                    300,000      247,875
  Richardson Electronics Ltd., 7.250%, 12/15/06                   50,000       36,875
                                                                          -----------
                                                                              509,750
                                                                          -----------
FOREIGN ISSUER--3.5%
  APP Finance VII Mauritius Ltd., 3.500%, 4/30/03                125,000       98,437
  APP Finance VII Mauritius Ltd., 3.500%, 4/30/03                200,000      157,500
  Bangkok Bank Public Co. Ltd., 4.589%, 3/03/04                  225,000      121,500
  Burns, Philp, 5.500%, 4/30/04                                   50,000       30,000
  Empresas ICA Sociedad, 5.000%, 3/15/04                          80,000       47,200
  Loxley Public Co. Ltd., 2.500%, 4/04/01 ^                      100,000       29,000



LOOMIS SAYLES FIXED INCOME FUNDS

LOOMIS SAYLES HIGH YIELD FUND (CONTINUED)
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)
                                                                    FACE
                                                                  AMOUNT      VALUE +
-------------------------------------------------------------------------------------
BONDS AND NOTES - CONTINUED

FOREIGN ISSUER--CONTINUED
  Sappi BVI Finance, 7.500%, 8/01/02                       USD   125,000  $   120,000
  Siam Commercial Bank Public Co. Ltd., 3.250%,
   1/24/04                                                       250,000      133,750
  Ssangyong Oil Refining Co., Inc., 3.000%, 12/31/04             125,000       87,188
                                                                          -----------
                                                                              824,575
                                                                          -----------
FREIGHT TRANSPORTATION--0.2%
  Builders Transportation, Inc., 8.000%, 8/15/05 ^                75,000           94
  Worldway Corp., 6.250%, 4/15/11                                 55,000       44,550
                                                                          -----------
                                                                               44,644
                                                                          -----------
HEALTH CARE--BIOTECHNOLOGY--0.3%
  Human Genome Sciences, Inc., 3.750%, 3/15/07 144A              100,000       62,000
                                                                          -----------
HEALTH CARE--DRUGS--2.8%
  Dura Pharmaceuticals, Inc., 3.500%, 7/15/02                    450,000      362,813
  Glycomed, Inc., 7.500%, 1/01/03                                200,000      184,148
  NABI, Inc., 6.500%, 2/01/03                                    125,000      101,406
                                                                          -----------
                                                                              648,367
                                                                          -----------
HEALTH CARE--PRODUCTS--0.5%
  Centocor, Inc., 4.750%, 2/15/05                                100,000      110,750
                                                                          -----------
HEALTH CARE--SERVICES--0.5%
  PhyCor, Inc., 4.500%, 2/15/03                                  150,000       62,063
  Tenet Healthcare Corp., 6.000%, 12/01/05                        75,000       62,250
                                                                          -----------
                                                                              124,313
                                                                          -----------
HOME BUILDERS--0.2%
  Schuler Homes, Inc., 6.500%, 1/15/03                            70,000       57,400
                                                                          -----------
HOTELS--0.3%
  Hilton Hotels Corp., 5.000%, 5/15/06                           100,000       75,750
                                                                          -----------
INDUSTRIAL EQUIPMENT--0.3%
  MascoTech, Inc., 4.500%, 12/15/03                              100,000       73,875
                                                                          -----------
INSURANCE--1.9%
  Loews Corp., 3.125%, 9/15/07                                   500,000      446,875
                                                                          -----------
MACHINERY--0.1%
  Intevac, Inc., 6.500%, 3/01/04                                  25,000       12,750
                                                                          -----------
MANUFACTURING--1.4%
  Hexcel Corp., 7.000%, 8/01/03                                  350,000      239,750
  Hexcel Corp., 7.000%, 8/01/11                                  125,000       80,000
                                                                          -----------
                                                                              319,750
                                                                          -----------
OIL & GAS--2.5%
  Key Energy Group, Inc., 5.000%, 9/15/04                        550,000      410,437
  Pogo Producing Co., 5.500%, 6/15/06                            100,000       86,500


                                                                              47

LOOMIS SAYLES FIXED INCOME FUNDS

LOOMIS SAYLES HIGH YIELD FUND (CONTINUED)
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)
                                                                    FACE
                                                                  AMOUNT      VALUE +
-------------------------------------------------------------------------------------
BONDS AND NOTES - CONTINUED

  OIL & GAS--CONTINUED
Pride International, Inc., Zero Coupon Bond, 4/24/18       USD   200,000  $    76,250
                                                                          -----------
                                                                              573,187
                                                                          -----------
REAL ESTATE INVESTMENT TRUSTS--0.1%
  Sizeler Property Investors, Inc., 8.000%, 7/15/03               15,000       13,725
                                                                          -----------
RESTAURANTS--0.1%
  Einstein/Noah Bagel Corp., 7.250%, 6/01/04                      50,000       20,000
                                                                          -----------
RETAIL--SPECIALTY--0.4%
  CML Group, Inc., 5.500%, 1/15/03 ^                             100,000           63
  Jacobson Stores, Inc., 6.750%, 12/15/11                        150,000      102,375
                                                                          -----------
                                                                              102,438
                                                                          -----------
TELECOMMUNICATIONS--0.2%
  Broadband Technologies, Inc., 5.000%, 5/15/01                  100,000       55,000
                                                                          -----------
  TOTAL CONVERTIBLE BONDS
   (Identified Cost $5,988,330)                                             5,788,038
                                                                          -----------
  TOTAL BONDS AND NOTES
   (Identified Cost $20,874,071)                                           20,098,982
                                                                          -----------

                                                                  SHARES
-------------------------------------------------------------------------------------
COMMON STOCKS-3.8% OF NET ASSETS

FOREIGN ISSUER--1.0%
  Sappi Ltd. ADR                                                  29,500      234,156
                                                                          -----------
OIL & GAS--1.0%
  Chesapeake Energy Corp. *                                       16,000       52,000
  Hvide Marine, Inc. *                                            13,066      171,491
                                                                          -----------
                                                                              223,491
                                                                          -----------
REAL ESTATE INVESTMENT TRUSTS--0.8%
  Associated Estates Realty Corp.                                 15,500      124,969
  Developers Diversified Realty Corp.                              4,825       66,947
                                                                          -----------
                                                                              191,916
                                                                          -----------
RESTAURANTS--0.0%
  Advantica Restaurant Group, Inc. *                               7,197       10,796
                                                                          -----------
UTILITIES--0.5%
  Wisconsin Energy Corp.                                           6,000      119,625
                                                                          -----------
UTILITIES--ELECTRIC--0.5%
  Texas Utilities Co.                                              4,000      118,750
                                                                          -----------
  TOTAL COMMON STOCKS
   (Identified Cost $1,196,935)                                               898,734
                                                                          -----------



LOOMIS SAYLES FIXED INCOME FUNDS

LOOMIS SAYLES HIGH YIELD FUND (CONTINUED)
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                  SHARES      VALUE +
-------------------------------------------------------------------------------------
PREFERRED STOCKS-5.8% OF NET ASSETS

AUTO & RELATED--0.3%
  Federal-Mogul Financing Trust, 7.000%                            2,500  $    72,500
                                                                          -----------
BUILDING MATERIALS--0.6%
  Owens Corning, 6.500%                                            4,000      141,000
                                                                          -----------
CONTAINERS--0.1%
  Owens-Illinois, Inc., 4.750%                                     1,000       27,062
                                                                          -----------
FINANCIAL SERVICES--0.4%
  Hercules Trust I, 6.50% *                                          150       87,150
                                                                          -----------
FOREIGN ISSUER--0.3%
  Philippine Long Distance Telephone Co., $3.50, GDS               1,000       41,625
  Siam Commercial Bank Public Co. Ltd., 5.250% 144A *             20,000       16,003
                                                                          -----------
                                                                               57,628
                                                                          -----------
OIL & GAS--1.2%
  Chesapeake Energy Corp., 7.000%                                  7,250      270,063
                                                                          -----------
OIL & GAS DRILLING EQUIPMENT--0.5%
  R & B Falcon Corp., 13.875% PIK                                    111      122,257
                                                                          -----------
REAL ESTATE INVESTMENT TRUSTS--0.6%
  AMB Property Corp., 8.50%                                        4,700      103,694
  JDN Reality Corp., Series A, 9.375%                              2,000       34,375
                                                                          -----------
                                                                              138,069
                                                                          -----------
TELECOMMUNICATIONS--1.5%
  Adelphia Business Solutions, Inc., Series B, 12.875% PIK           264      255,137
  Nextel Communications, Inc., 11.125% PIK                           111      105,450
                                                                          -----------
                                                                              360,587
                                                                          -----------
UTILITIES--0.3%
  Central Maine Power Co., 3.500%                                  1,460       60,407
  Entergy Gulf States, Inc., 4.400%                                  270       13,770
                                                                          -----------
                                                                               74,177
                                                                          -----------
  TOTAL PREFERRED STOCKS
   (Identified Cost $1,213,056)                                             1,350,493
                                                                          -----------
WARRANTS--0.2% OF NET ASSETS

FINANCIAL SERVICES--0.0%
  Siam Commercial Bank Public Co. Ltd., expiring 5/10/02 *        20,000        5,423
                                                                          -----------
OIL & GAS--0.0%
  Hvide Marine, Inc., expiring 06/30/07 144A *                       706        3,177
                                                                          -----------


                                                                              49

LOOMIS SAYLES FIXED INCOME FUNDS

LOOMIS SAYLES HIGH YIELD FUND (CONTINUED)
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                  SHARES      VALUE +
-------------------------------------------------------------------------------------
WARRANTS-CONTINUED

OIL & GAS DRILLING EQUIPMENT--0.2%
  R & B Falcon Corp., expiring 5/01/09 144A *                        100  $    35,000
                                                                          -----------
  TOTAL WARRANTS
   (Identified Cost $15,986)                                                   43,600
                                                                          -----------

                                                                    FACE
                                                                  AMOUNT
-------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-2.8% OF NET ASSETS

  Repurchase Agreement with State Street Bank and
   Trust Co., dated 3/31/00 at 4.750% to be repurchased
   at $661,262 on 4/03/00 collateralized by $545,000
   U.S. Treasury Bond, 8.000% due 11/15/21 with
   a value of $674,838                                     USD   661,000      661,000
                                                                          -----------
  TOTAL SHORT-TERM INVESTMENT
   (Identified Cost $661,000)                                                 661,000
                                                                          -----------
  TOTAL INVESTMENTS--98.4%
  (IDENTIFIED COST $23,961,048) @                                          23,052,809
  Cash and Other Assets, Less Liabilities--1.6%                               364,215
                                                                          -----------
NET ASSETS--100%                                                          $23,417,024
                                                                          ===========

   + See Note 1.
   # Step Bond: Coupon is zero or below market rate for an initial period and then increases at a specified date and rate.
144A Securities exempt from registration under Rule 144A of the Securities
     Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers
 PIK All or a portion of income may be received as additional securities.
  ++ Floating Rate Bond: Coupon is six month London Interbank Offered Rate
     (LIBOR) plus .8125%.
   ^ Security in default.
   * Non-income producing security.
   @ At March 31, 2000, the net unrealized depreciation on investments based on cost of $23,961,048 for federal income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $1,306,412 and $2,214,651, respectively, resulting in net unrealized depreciation of $908,239.

KEY TO ABBREVIATIONS:
ADR: American Depositary Receipts
ARS: Argentina Peso
CAD: Canadian Dollar
EUR: Euro
GDS: Global Depositary Shares
USD: United States Dollar
ZAR: South African Rand

                 See accompanying notes to financial statements.

LOOMIS SAYLES FIXED INCOME FUNDS

LOOMIS SAYLES INTERMEDIATE MATURITY BOND FUND
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)
                                                                    FACE
                                                                  AMOUNT      VALUE +
-------------------------------------------------------------------------------------
BONDS AND NOTES-97.0% OF NET ASSETS

NON-CONVERTIBLE BONDS-95.4%
AEROSPACE/DEFENSE--3.3%
  Lockheed Martin Corp., 7.700%, 6/15/08                   USD   200,000    $ 194,272
  Raytheon Co., 6.150%, 11/01/08                                 150,000      132,905
  Raytheon Co., 6.550%, 3/15/10                                  150,000      135,000
                                                                          -----------
                                                                              462,177
                                                                          -----------
AUTO & RELATED--4.1%
  Cummins Engine Co., Inc., 6.250%, 3/01/03                      250,000      240,297
  Dana Corp., 6.250%, 3/01/04                                    150,000      143,433
  Delphi Automotive Systems Corp., 6.125%, 5/01/04               100,000       94,220
  TRW, Inc., 6.625%, 6/01/04                                     100,000       94,509
                                                                          -----------
                                                                              572,459
                                                                          -----------
BANKS/SAVINGS & LOANS--2.5%
  Capital One Bank, 5.950%, 2/15/01                              200,000      196,832
  Capital One Bank, 6.375%, 2/15/03                              100,000       95,890
  NationsBank Corp., 7.000%, 9/15/01                              55,000       54,891
                                                                          -----------
                                                                              347,613
                                                                          -----------
BEVERAGES--1.4%
  Whitman Corp., 6.000%, 5/01/04                                 200,000      188,870
                                                                          -----------
BROADCASTING--1.6%
Comcast Cable Communications, 6.200%, 11/15/08                   250,000      225,435
                                                                          -----------
CANADIAN--1.8%
  MacMillan Bloedel Ltd., 6.750%, 2/15/06                        150,000      143,523
  Province of Alberta, 5.400%, 6/15/10                     CAD   150,000       98,971
                                                                          -----------
                                                                              242,494
                                                                          -----------
CHEMICALS--MAJOR--1.1%
  Rohm & Haas Co., 6.950%, 7/15/04                         USD   150,000      148,086
                                                                          -----------
COMPUTER HARDWARE--2.3%
  Dell Computer Corp., 6.550%, 4/15/08                           250,000      232,617
  Sun Microsystems, Inc., 7.350%, 8/15/04                         90,000       89,770
                                                                          -----------
                                                                              322,387
                                                                          -----------
DATA PROCESSING SERVICES--1.4%
  Ceridian Corp., 7.250%, 6/01/04                                200,000      194,960
                                                                          -----------
ENTERTAINMENT--1.1%
  Time Warner Entertainment Co., 7.750%, 6/15/05                 155,000      156,065
                                                                          -----------
FINANCIAL SERVICES--17.5%
  Associates Corporation of North America,
   6.250%, 11/01/08                                              250,000      228,235
  Associates Manufactured Housing, 6.475%, 3/15/28                50,000       49,477
  CIT Group, Inc., 5.800%, 2/26/01                               230,000      227,084
  Duke Capital Corp., 7.250%, 10/01/04                           100,000       98,794
  Finova Capital Corp., 7.250%, 11/08/04                         200,000      194,070


                                                                              51

LOOMIS SAYLES FIXED INCOME FUNDS

LOOMIS SAYLES INTERMEDIATE MATURITY BOND FUND (CONTINUED)
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)
                                                                    FACE
                                                                  AMOUNT      VALUE +
-------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

FINANCIAL SERVICES--CONTINUED
  Ford Motor Credit Co., 5.800%, 1/12/09                   USD   450,000    $ 398,655
  Ford Motor Credit Co. Class B, 7.370%, 7/15/04                 300,000      300,813
  Green Tree Financial Corp., 6.950%, 3/15/27                    196,133      192,631
  Household Finance Corp., 5.875%, 9/25/04                       350,000      328,314
  OSCC Home Equity Loan Trust, 6.025%, 6/15/08                   126,731      122,604
  Vanderbilt Mortgage & Finance, Inc., 6.545%, 4/07/18           300,000      289,011
                                                                          -----------
                                                                            2,429,688
                                                                          -----------
FOREIGN GOVERNMENT/AGENCY--2.7%
  Republic of Brazil C Bond, 8.000%, 4/15/14 PIK                 181,981      136,267
  Republic of South Africa, 8.375%, 10/17/06                     250,000      240,625
                                                                          -----------
                                                                              376,892
                                                                          -----------
FOREIGN ISSUER--10.2%
  Espirito Santo Centrais Eletricas SA, 10.000%, 7/15/07         150,000      124,500
  Gruma SA de CV, 7.625%, 10/15/07                               200,000      177,750
  Korea Development Bank, 6.750%, 12/01/05                       100,000       94,094
  Korea Electric Power Corp., 7.750%, 4/01/13                    150,000      139,913
  PDVSDA Finance Ltd., 6.450%, 2/15/04                           250,000      227,930
  Pemex Finance Ltd., 9.140%, 8/15/04                            100,000      102,048
  Perez Companc SA, 8.125%, 7/15/07 144A                         250,000      217,500
  Tenaga Nasional Berhad, 7.625%, 4/29/07 144A                   125,000      119,116
  Total Access Communication Public Co. Ltd.,
   8.375%, 11/04/06 144A                                         220,000      184,800
  YPF SA, 7.000%, 10/26/02                                        17,892       17,488
                                                                          -----------
                                                                            1,405,139
                                                                          -----------
FOREST & PAPER PRODUCTS--0.7%
  Temple-Inland, Inc., 6.750%, 3/01/09                           100,000       92,999
                                                                          -----------
GOVERNMENT AGENCIES--8.4%
  Federal Home Loan Mortgage Corp., 5.000%, 1/15/04               50,000       46,610
  Federal Home Loan Mortgage Corp., 5.125%, 10/15/08             370,000      321,841
  Federal Home Loan Mortgage Corp., 6.250%, 7/15/04              350,000      339,227
  Federal Home Loan Mortgage Corp., 6.250%, 10/15/07              55,000       53,659
  Federal National Mortgage Association, 5.500%, 4/25/06         216,134      212,892
  Federal National Mortgage Association, 6.000%, 5/25/08         108,649      106,510
  Federal National Mortgage Association, 6.500%, 8/15/16          79,548       79,249
                                                                          -----------
                                                                            1,159,988
                                                                          -----------
HEALTH CARE--PRODUCTS--1.7%
  Bausch & Lomb, Inc., 6.500%, 8/01/05                           250,000      233,688
                                                                          -----------
OIL & GAS--2.9%
  Kinder Morgan, Inc., 6.650%, 3/01/05                           200,000      190,060
  Pioneer Natural Resources Co., 6.500%, 1/15/08                 250,000      215,315
                                                                          -----------
                                                                              405,375
                                                                          -----------



LOOMIS SAYLES FIXED INCOME FUNDS

LOOMIS SAYLES INTERMEDIATE MATURITY BOND FUND (CONTINUED)
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)
                                                                    FACE
                                                                  AMOUNT      VALUE +
-------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

OIL & GAS DRILLING EQUIPMENT--2.2%
  R & B Falcon Corp., 6.750%, 4/15/05                      USD   350,000    $ 302,750

RAIL--TRANSPORT--1.3%
  Burlington Northern Santa Fe Corp., 6.125%, 3/15/09            200,000      180,156

REAL ESTATE INVESTMENT TRUSTS--12.4%
  American Health Properties, Inc., 7.050%, 1/15/02               65,000       62,871
  American Health Properties, Inc., 7.500%, 1/15/07              275,000      242,435
  Excel Realty Trust, Inc., 6.875%, 10/15/04                     165,000      156,727
  First Industrial, 7.000%, 12/01/06                             250,000      229,107
  Highwoods Realty LP, 6.750%, 12/01/03                          350,000      327,698
  Oasis Residential, Inc., 6.750%, 11/15/01                      350,000      342,062
  Trinet Corporate Realty Trust, Inc., 6.750%, 3/01/13           335,000      300,740
  Trinet Corporate Realty Trust, Inc., 7.300%, 5/15/01            55,000       53,332
                                                                          -----------
                                                                            1,714,972
                                                                          -----------
RETAIL--GENERAL--1.2%
  J.C. Penney Co., Inc., 7.600%, 4/01/07                         200,000      170,288
                                                                          -----------
SECURITIES--4.2%
  Bear Stearns Cos., Inc., 6.125%, 2/01/03                       250,000      241,037
  Lehman Brothers Holdings, Inc., 6.125%, 2/01/01                 60,000       59,325
  Lehman Brothers Holdings, Inc., 7.125%, 9/15/03                100,000       98,418
  Morgan Stanley Dean Witter & Co., 5.625%, 1/20/04              200,000      188,618
                                                                          -----------
                                                                              587,398
                                                                          -----------
TELECOMMUNICATIONS--4.7%
  Cox Communications, Inc., 6.500%, 11/15/02                     165,000      160,231
  Intermedia Communications, Inc., 8.600%, 6/01/08               125,000      110,000
  Sprint Capital Corp., 5.875%, 5/01/04                          100,000       94,594
  TCI Communications, Inc., 6.875%, 2/15/06                      290,000      282,782
                                                                          -----------
                                                                              647,607
                                                                          -----------
TEXTILE & APPAREL--1.3%
  Tommy Hilfiger Corp., 6.500%, 6/01/03                          200,000      184,354
                                                                          -----------
TOBACCO--0.5%
  Philip Morris Cos., Inc., 7.250%, 9/15/01                       65,000       64,330
                                                                          -----------
TRUCKING & LEASING--1.5%
  Amerco, 7.490%, 9/18/01                                        200,000      200,896
                                                                          -----------
UTILITIES--1.4%
  Texas Utilities Co., 5.940%, 4/15/00                           200,000      196,138
                                                                          -----------
  TOTAL NON-CONVERTIBLE BONDS
   (Identified Cost $13,643,297)                                           13,213,204
                                                                          -----------


                                                                              53

LOOMIS SAYLES FIXED INCOME FUNDS

LOOMIS SAYLES INTERMEDIATE MATURITY BOND FUND (CONTINUED)
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)
                                                                    FACE
                                                                  AMOUNT      VALUE +
-------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

CONVERTIBLE BONDS--1.6%
AUTO & RELATED--0.8%
  Magna International, Inc. Class A, 4.875%, 2/15/05       USD   125,000    $ 107,187
                                                                          -----------
DIVERSIFIED OPERATIONS--0.8%
  Thermo Electron Corp., 4.250%, 1/01/03 144A                    125,000      113,750
                                                                          -----------
  TOTAL CONVERTIBLE BONDS
   (Identified Cost $221,793)                                                 220,937
                                                                          -----------
  TOTAL BONDS AND NOTES
   (Identified Cost $13,865,090)                                           13,434,141
                                                                          -----------
SHORT-TERM INVESTMENT-2.9% OF NET ASSETS

 Repurchase Agreement with State Street Bank and
  Trust Co., dated 3/31/00 at 4.750% to be repurchased
  at $397,157 on 4/03/00 collateralized by $330,000
  U.S. Treasury Bond, 8.000% due 11/15/21 with a
  value of $408,618                                              397,000      397,000
                                                                          -----------
  TOTAL SHORT-TERM INVESTMENT
   (Identified Cost $397,000)                                                 397,000
                                                                          -----------
TOTAL INVESTMENTS--99.9%
   (IDENTIFIED COST $14,262,090) @                                         13,831,141
   Cash and Other Assets, Less Liabilities--0.1%                               15,998
                                                                          -----------
  NET ASSETS--100%                                                        $13,847,139
                                                                          ===========

   + See Note 1.
 PIK All or a portion of income may be received as additional securities
144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
   @ At March 31, 2000, the net unrealized depreciation on investments based on cost of $14,262,090 for federal income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $80,519 and $511,468, respectively, resulting in net unrealized depreciation of $430,949.

KEY TO ABBREVIATIONS:
CAD: Canadian Dollar
USD: United States Dollar

                 See accompanying notes to financial statements.

LOOMIS SAYLES FIXED INCOME FUNDS

LOOMIS SAYLES INVESTMENT GRADE BOND FUND
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)
                                                                    FACE
                                                                  AMOUNT      VALUE +
-------------------------------------------------------------------------------------
BONDS AND NOTES-94.4% OF NET ASSETS

NON-CONVERTIBLE BONDS-82.2%
AEROSPACE/DEFENSE--4.5%
  Lockheed Martin Corp., 7.750%, 5/01/26                   USD   325,000  $   303,440
  Raytheon Co., 6.400%, 12/15/18                                 700,000      578,760
  Raytheon Co., 7.375%, 7/15/25                                  145,000      125,074
                                                                          -----------
                                                                            1,007,274
                                                                          -----------
AUTO & RELATED--8.2%
  Cummins Engine Co., Inc., 7.125%, 3/01/28                      250,000      219,272
  Delphi Automotive Systems Corp., 7.125%, 5/01/29               800,000      691,208
  Ford Motor Co., 6.375%, 2/01/29                                750,000      632,527
  TRW, Inc., 6.650%, 1/15/28                                     225,000      181,260
  TRW, Inc., 7.750%, 6/01/29                                     100,000       92,572
                                                                          -----------
                                                                            1,816,839
                                                                          -----------
BANKS/SAVINGS & LOANS--1.5%
  Key Bank NA, 6.950%, 2/01/28                                   100,000       90,603
  Keycorp Capital III, 7.750%, 7/15/29                           250,000      230,345
                                                                          -----------
                                                                              320,948
                                                                          -----------
BUILDING & CONSTRUCTION--1.0%
  Lennar Corp., 7.625%, 3/01/09                                  250,000      228,883
                                                                          -----------
BUILDING MATERIALS--0.9%
  Owens Corning, 7.500%, 8/01/18                                 250,000      209,205
                                                                          -----------
CANADIAN--15.8%

Canadian Government, Zero Coupon Bond, 6/01/21             CAD   150,000       30,563
  Canadian Government, Zero Coupon Bond, 6/01/25               5,290,000      926,074
  MacMillan Bloedel Ltd., 7.700%, 2/15/26                  USD   100,000       96,951
  New Brunswick FM Project, Zero Coupon Bond,
   11/30/27 (step to 6.470% on 5/30/03) 144A#              CAD    75,000       41,551
  Ontario Hydro, 8.900%, 8/18/22                                  55,000       49,224
  Province of Alberta, 5.394%, 6/14/13                           235,750      154,572
  Province of Alberta, 5.930%, 9/16/16                            45,450       30,753
  Province of British Columbia, Zero Coupon Bond, 6/09/22        250,000       43,600
  Province of British Columbia, Zero Coupon Bond, 8/19/22        605,000      104,236
  Province of British Columbia, Zero Coupon Bond, 8/23/24      4,850,000      738,189
  Province of Manitoba, Zero Coupon Bond, 3/05/31              1,100,000      113,219
  Province of Manitoba, 6.500%, 9/22/17                           25,000       17,211
  Province of Manitoba, 7.750%, 12/22/25                          55,000       44,581
  Province of Nova Scotia, 6.600%, 6/01/27                       500,000      346,983
  Province of Ontario, Zero Coupon Bond, 6/02/27               4,700,000      643,113
  Province of Saskatchewan (Certificate of Deposit),
   Zero Coupon Bond, 2/04/22                                     650,000      114,605
  Province of Saskatchewan (Certificate of Deposit),
   Zero Coupon Bond, 5/30/25                                     215,000       30,811
                                                                          -----------
                                                                            3,526,236
                                                                          -----------


                                                                              55

LOOMIS SAYLES FIXED INCOME FUNDS

LOOMIS SAYLES INVESTMENT GRADE BOND FUND (CONTINUED)
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)
                                                                    FACE
                                                                  AMOUNT      VALUE +
-------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

COMPUTER HARDWARE--0.9%
  Seagate Technology, Inc., 7.450%, 3/01/37                USD   175,000  $   140,023
  Seagate Technology, Inc., 7.875%, 3/01/17                       75,000       56,314
                                                                          -----------
                                                                              196,337
                                                                          -----------
ENTERTAINMENT--3.2%
  Time Warner, Inc., 6.625%, 5/15/29                             840,000      715,814
                                                                          -----------
FINANCIAL SERVICES--6.0%
  Household Finance Corp., 5.875%, 2/01/09                       625,000      549,100
  Merey Sweeny LP, 8.850%, 12/18/19 144A                         100,000       98,423
  Security Capital Group, Inc., 7.700%, 6/15/28                  225,000      185,825
  US West Capital Funding, Inc., 6.375%, 7/15/08                 250,000      230,975
  US West Capital Funding, Inc., 6.875%, 7/15/28                 300,000      264,501
                                                                          -----------
                                                                            1,328,824
                                                                          -----------
FOOD & BEVERAGE--1.2%
  Pepsi Bottling Group, Inc., 7.000%, 3/01/29                    300,000      271,133
                                                                          -----------
FOREIGN GOVERNMENT/AGENCY--5.4%
  Republic of Brazil, 10.125%, 5/15/27                            10,000        8,150
  Republic of Brazil C Bond, 8.000%, 4/15/14 PIK                 788,586      590,493
  Republic of Peru, 3.750%, 3/07/17
   (step to 4.000% on 3/07/01) #                                 300,000      183,750
  Republic of South Africa, 8.500%, 6/23/17                      200,000      185,500
  Republic of South Africa, 12.500%, 12/21/06              ZAR   400,000       57,462
  Republic of South Africa, 13.000%, 8/31/10                     125,000       18,032
  Republic of South Africa, 13.500%, 9/15/15                     150,000       22,020
  Republic of Venezuela, 9.250%, 9/15/27                   USD   200,000      132,000
                                                                          -----------
                                                                            1,197,407
                                                                          -----------
FOREIGN ISSUER--12.5%
  Bangkok Bank Public Co. Ltd., 9.025%, 3/15/29 144A              50,000       39,375
  Cerro Negro Finance Ltd., 7.900%, 12/01/20 144A                 50,000       40,831
  Embotelladora Andina SA, 7.625%, 10/01/27                      125,000      107,265
  Empresa Nacional de Electricidad SA (Endesa),
   7.875%, 2/01/27                                               500,000      445,685
  Enersis SA, 7.400%, 12/01/16                                   200,000      177,748
  Espirito Santo Centrais Eletricas SA, 10.000%, 7/15/07         150,000      124,500
  Korea Electric Power Corp., 7.750%, 4/01/13                    150,000      139,912
  PDVSA Finance Ltd., 7.400%, 8/15/16                            100,000       76,392
  PDVSA Finance Ltd., 7.500%, 11/15/28                            50,000       35,532
  Pemex Finance Ltd., 10.610%, 8/15/17                           250,000      294,530
  Petrozuata Finance, Inc., 8.220%, 4/01/17 144A                 200,000      156,000
  Pindo Deli Finance Mauritius Ltd., 10.750%, 10/01/07           100,000       71,500
  Pindo Deli Finance Mauritius Ltd., 10.875%, 10/01/27           100,000       59,000
  Quezon Power Philippines Co., 8.860%, 6/15/17                   50,000       38,813
  Samsung Electronics Co. Ltd., 7.700%, 10/01/27 144A            100,000       78,000
  Telekom Malaysia Berhad, 7.875%, 8/01/25 144A                  500,000      453,500
  Tenaga Nasional Berhad, 7.500%, 11/01/25 144A                  400,000      339,267



LOOMIS SAYLES FIXED INCOME FUNDS

LOOMIS SAYLES INVESTMENT GRADE BOND FUND (CONTINUED)
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)
                                                                    FACE
                                                                  AMOUNT      VALUE +
-------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

FOREIGN ISSUER--CONTINUED
  Total Access Communication Public Co. Ltd., 8.375%,
   11/04/06 144A                                           USD    25,000  $    21,000
  Transgas De Occidente SA, 9.790%, 11/01/10 144A                 97,433       84,524
                                                                          -----------
                                                                            2,783,374
                                                                          -----------
FOREST & PAPER PRODUCTS--0.4%
  Westvaco Corp., 7.000%, 8/15/23                                100,000       86,401
                                                                          -----------
GOVERNMENT AGENCIES--2.2%
  Federal National Mortgage Association,
   Zero Coupon Bond, 10/29/07                              NZD   200,000       54,494
  Federal National Mortgage Association,
   6.000%, 7/01/29                                         USD   484,272      440,988
                                                                          -----------
                                                                              495,482
                                                                          -----------
HEALTH CARE--PRODUCTS--0.6%
  Bausch & Lomb, Inc., 7.125%, 8/01/28                           150,000      126,908
                                                                          -----------
HOME BUILDERS--0.1%

  Pulte Corp., 7.625%, 10/15/17                                   25,000       19,906
                                                                          -----------
OIL & GAS--8.7%
  Anadarko Petroleum Corp., 6.625%, 1/15/28                      250,000      211,153
  Ensco International, Inc., 6.750%, 11/15/07                    250,000      233,110
  Ensco International, Inc., 7.200%, 11/15/27                    250,000      218,917
  Global Marine, Inc., 7.000%, 6/01/28                           250,000      215,275
  Kerr-McGee Corp., 7.125%, 10/15/27                             200,000      175,102
  Pennzoil-Quaker State Co., 7.375%, 4/01/29                     250,000      181,128
  Pioneer Natural Resources Co., 7.200%, 1/15/28                  40,000       29,600
  Seagull Energy Corp., 7.500%, 9/15/27                          180,000      146,700
  Union Pacific Resources Group, Inc., 7.150%, 5/15/28           600,000      529,470
                                                                          -----------
                                                                            1,940,455
                                                                          -----------
OIL & GAS DRILLING EQUIPMENT--0.3%
  R & B Falcon Corp., Series B, 7.375%, 4/15/18                  100,000       76,500
                                                                          -----------
RAIL--TRANSPORT--0.7%
  Louisville & Nashville Railroad Co., 2.875%, 4/01/03             4,000        3,471
  Louisville & Nashville Railroad Co., 3.375%, 4/01/03            12,000       10,784
  Missouri Pacific Railroad Co., 4.250%, 1/01/05                  39,000       33,493
  Missouri Pacific Railroad Co., 4.750%, 1/01/20                  46,000       28,060
  Missouri Pacific Railroad Co., 4.750%, 1/01/30                  86,000       52,460
  Missouri Pacific Railroad Co., 5.000%, 1/01/45                  50,000       25,500
                                                                          -----------
                                                                              153,768
                                                                          -----------
REAL ESTATE INVESTMENT TRUSTS--2.6%
  First Industrial, 7.500%, 12/01/17                             100,000       85,819
  First Industrial, 7.600%, 7/15/28                              150,000      126,858
  Highwoods Realty LP, 7.500%, 4/15/18                            50,000       42,472
  Security Capital Industrial Trust, 7.625%, 7/01/17              75,000       66,923
  Susa Partnership LP, 7.500%, 12/01/27                          125,000      104,095
  Trinet Corporate Realty Trust, Inc., 7.700%, 7/15/17           200,000      142,282
                                                                          -----------
                                                                              568,449
                                                                          -----------


                                                                              57

LOOMIS SAYLES FIXED INCOME FUNDS

LOOMIS SAYLES INVESTMENT GRADE BOND FUND (CONTINUED)
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)
                                                                    FACE
                                                                  AMOUNT      VALUE +
-------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

SECURITIES--1.0%
  Lehman Brothers Inc., 6.500%, 4/15/08                    USD   250,000  $   230,875
                                                                          -----------
SUPRANATIONAL--0.9%

  International Bank for Reconstruction & Development,
   Zero Coupon Bond, 8/20/07                               NZD   585,000      165,765
  International Bank for Reconstruction & Development,
   8.000%, 5/23/07                                                45,000       22,599
                                                                          -----------
                                                                              188,364
                                                                          -----------
TELECOMMUNICATIONS--1.6%
  Sprint Capital Corp., 6.375%, 5/01/09                    USD   250,000      230,505
  Sprint Capital Corp., 6.875%, 11/15/28                         150,000      134,516
                                                                          -----------
                                                                              365,021
                                                                          -----------
TEXTILE & APPAREL--0.1%
  Kellwood Co., 7.625%, 10/15/17                                  25,000       22,108
                                                                          -----------
TOBACCO--1.9%
  Philip Morris Cos., Inc., 7.750%, 1/15/27                      500,000      412,940
                                                                          -----------
  TOTAL NON-CON VERTIBLE BONDS
   (Identified Cost $18,541,942)                                           18,289,451
                                                                          -----------
CONVERTIBLE BONDS-12.2%

AUTO & RELATED--0.6%
  Magna International, Inc. Class A, 4.875%, 2/15/05             150,000      129,188
                                                                          -----------
COMPUTERS--0.0%
Maxtor Corp., 5.750%, 3/01/12                                     10,000        7,000
                                                                          -----------
DIVERSIFIED OPERATIONS--2.3%
  Thermo Electron Corp., 4.250%, 1/01/03 144A                    550,000      500,500
                                                                          -----------
ELECTRONIC COMPONENTS--0.2%
  Kent Electronics Corp., 4.500%, 9/01/04                         50,000       44,375
                                                                          -----------
ELECTRONIC MEASURING INSTRUMENTS--0.3%
  Thermedics, Inc., Zero Coupon Bond, 6/01/03                    100,000       70,000
                                                                          -----------
ENVIRONMENTAL SERVICES--0.4%
Thermo TerraTech, Inc., 4.625%, 5/01/03 144A                     110,000       97,350
                                                                          -----------
FINANCIAL SERVICES--0.5%
  Bell Atlantic Financial Services, 5.750%, 4/01/03              100,000      101,815
                                                                          -----------
FOREIGN ISSUER--0.5%
  Burns, Philp, 5.500%, 4/30/04                                   20,000       12,000
  Ssangyong Oil Refining Co., Inc., 3.000%, 12/31/04              30,000       20,925
  Telekom Malaysia Berhad, 4.000%, 10/03/04                       50,000       45,625
  Total Access Communication Public Co. Ltd.,
   2.000%, 5/31/06                                                30,000       33,750
                                                                          -----------
                                                                              112,300
                                                                          -----------



LOOMIS SAYLES FIXED INCOME FUNDS

LOOMIS SAYLES INVESTMENT GRADE BOND FUND (CONTINUED)
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)
                                                                    FACE
                                                                  AMOUNT      VALUE +
-------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

HEALTH CARE--SERVICES--0.5%
Healthsouth Corp., 3.250%, 4/01/03                         USD   150,000  $   116,250
                                                                          -----------
INDUSTRIAL EQUIPMENT--0.3%
  MascoTech, Inc., 4.500%, 12/15/03                               75,000       55,406
                                                                          -----------
INSURANCE--2.4%
  Loews Corp., 3.125%, 9/15/07                                   590,000      527,312
                                                                          -----------
MULTI-INDUSTRY--1.0%
  Thermo Instrument Systems, Inc., 4.500%, 10/15/03 144A         250,000      228,750
                                                                          -----------
OFFICE EQUIPMENT--1.2%
Xerox Corp., 0.570%, 4/21/18                                     500,000      272,500
                                                                          -----------
OIL & GAS--1.8%
  Baker Hughes, Inc., Zero Coupon Bond, 5/05/08                  400,000      298,000
  Diamond Offshore Drilling, Inc., 3.750%, 2/15/07                50,000       58,250
  Noram Energy Corp., 6.000%, 3/15/12                             60,000       50,850
                                                                          -----------
                                                                              407,100
                                                                          -----------
PUBLISHING--0.2%
  Scholastic Corp., 5.000%, 8/15/05 144A                          50,000       47,813
                                                                          -----------
  TOTAL CONVERTIBLE BONDS
   (Identified Cost $2,692,695)                                             2,717,659
                                                                          -----------
  TOTAL BONDS AND NOTES
   (Identified Cost $21,234,637)                                           21,007,110
                                                                          -----------

                                                        SHARES
-------------------------------------------------------------------------------------
PREFERRED STOCKS-2.0% OF NET ASSETS

AEROSPACE/DEFENSE--0.2%
  Coltec Capital Trust, 5.250%                                     1,000       36,375
                                                                          -----------
OIL & GAS--0.6%
EVI, Inc., Conv., 5.000%                                           3,000      145,125
                                                                          -----------
REAL ESTATE INVESTMENT TRUSTS--1.0%
  Camden Property Trust, $2.25                                       250        5,547
  CarrAmerica Realty Corp., Series C 8.550%                          500        9,531
  CarrAmerica Realty Corp., Series D 8.450%                          200        3,800
  Equity Residential Properties Trust, 7.250%                      6,050      119,487
  Equity Residential Properties Trust, Series L, 7.625%            1,200       21,900
  First Industrial Realty Trust, Inc., Series D, 7.950%            1,000       18,125
  First Industrial Realty Trust, Inc., Series E, 7.900%            2,000       36,750
  ProLogis Trust, Series D, 7.920%                                   900       16,763
                                                                          -----------
                                                                              231,903
                                                                          -----------


                                                                              59

LOOMIS SAYLES FIXED INCOME FUNDS

LOOMIS SAYLES INVESTMENT GRADE BOND FUND (CONTINUED)
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)
                                                                  SHARES      VALUE +
-------------------------------------------------------------------------------------
PREFERRED STOCKS-CONTINUED

UTILITIES--0.2%
  Duquesne Light Co., 4.000%                                         810  $    22,275
  New York State Electric & Gas Corp., 3.750%                        100        4,700
Northern States Power Co., $3.60                                     200        9,200
  Pacific Gas & Electric Corp., Series C, 5.00%                      100        1,612
  PG&E Corp., 4.50%                                                  100        1,600
  Southern California Edison Co., 4.780%                             100        1,413
  Wisconsin Power & Light Co., 4.500%                                 10          600
                                                                          -----------
                                                                               41,400
                                                                          -----------
  TOTAL PREFERRED STOCKS
   (Identified Cost $434,128)                                                 454,803
                                                                          -----------
                                                                    FACE
                                                                  AMOUNT
-------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-0.8% OF NET ASSETS

Repurchase Agreement with State Street Bank and Trust Co.,
   dated 3/31/00 at 4.750% to be repurchased at $189,075
   on 4/03/00 collateralized by $160,000 U.S. Treasury
   Bond, 8.000% due 11/15/21 with a value of $198,118      USD   189,000      189,000
                                                                          -----------
  TOTAL SHORT-TERM INVESTMENT
   (Identified Cost $189,000)                                                 189,000
                                                                          -----------
TOTAL INVESTMENTS--97.2%
  (IDENTIFIED COST $21,857,765) @                                          21,650,913
  Cash and Other Assets, Less Liabilities--2.8%                               613,389
                                                                          -----------
NET ASSETS--100%                                                          $22,264,302
                                                                          ===========

   + See Note 1.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

   # Step Bond: Coupon is zero or below market rate for an initial period and then increases at a specified date and rate.

PIK  All or a portion of income may be received as additional securities.

   @ At March 31, 2000 the net unrealized depreciation on investments based on cost of 21,857,765 for federal income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $695,393 and $902,245, respectively, resulting in net unrealized depreciation of $206,852.

KEY TO ABBREVIATIONS:
CAD: Canadian Dollar
NZD: New Zealand Dollar
USD: United States Dollar
ZAR: South African Rand

                 See accompanying notes to financial statements.

LOOMIS SAYLES FIXED INCOME FUNDS

LOOMIS SAYLES MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                                 FACE
                                                                               AMOUNT         VALUE +
------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES-97.3% OF NET ASSETS

ARIZONA--1.9%
  Phoenix Street & Highway User, 6.250%, 7/01/11                             $150,000     $   156,713
                                                                                          ------------
CALIFORNIA--8.2%
  Foothill Eastern Transportation Corridor,
   Zero Coupon Bond, 1/01/23                                                  500,000         133,190
  Foothill Eastern Transportation Corridor, 6.000%, 1/01/16                   250,000         270,487
  Fresno Sewer Revenue, (AMBAC Insured), 6.250%, 9/01/14                      250,000         278,813
                                                                                          ------------
                                                                                              682,490
                                                                                          ------------
FLORIDA--3.3%
  Florida State Board of Education, Capital Outlay, 5.000%, 6/01/19           300,000         274,698
                                                                                          ------------
HAWAII--3.2%
  Hawaii State, (MBIA Insured), 4.750%, 4/01/18                               300,000         264,180
                                                                                          ------------
ILLINOIS--2.2%
  Illinois Development Finance Authority Pollution Control,
   7.250%, 6/01/11                                                             25,000          25,783
  Illinois State Sales Tax Revenue, 6.375%, 6/15/14                           150,000         158,895
                                                                                          ------------
                                                                                              184,678
                                                                                          ------------
KENTUCKY--3.0%
  Kentucky State Property & Building Commission Revenue,
   4.500%, 5/01/03                                                            250,000         247,160
                                                                                          ------------
MASSACHUSETTS--7.0%
  Massachusetts State College Building Authority, (MBIA Insured),
   5.125%, 5/01/19                                                            250,000         232,352
  Massachusetts State Consolidated Loan, Series C, 4.500%, 9/01/04            100,000          98,464
  Massachusetts State Water Pollution, Series A, 5.250%, 8/01/04              250,000         254,435
                                                                                          ------------
                                                                                              585,251
                                                                                          ------------
MICHIGAN--5.6%
  Detroit, Michigan, (MBIA Insured), 5.000%, 4/01/06                          250,000         250,127
  Michigan State Trunk Line, Refunding Series A (MBIA Insured),
   4.750%, 11/01/20                                                           250,000         217,055
                                                                                          ------------
                                                                                              467,182
                                                                                          ------------
NEW JERSEY--8.8%
  New Jersey Building Authority State Building, 5.750%, 6/15/09               250,000         262,172
  New Jersey State Transportation Authority, Series A,
   5.250%, 6/15/08                                                            250,000         253,473
  New Jersey State Turnpike Authority, 6.500%, 1/01/08                        200,000         215,598
                                                                                          ------------
                                                                                              731,243
                                                                                          ------------
NEW YORK--21.7%
  Long Island Power Authority New York, (FSA Insured),
   5.000%, 12/01/18                                                           250,000         229,493
  New York City Housing Development Corp., 5.625%, 5/01/12                    145,000         144,427
  New York City Transitional Finance Authority, 5.000%, 8/15/13               200,000         192,254
  New York State Certificates of Participation, 5.650%, 8/01/02               160,000         162,603
  New York State Dormitory Authority, 5.100%, 2/15/12                         250,000         235,810
  New York State Dormitory Authority, 6.500%, 5/15/05                         250,000         265,470


                                                                              61

LOOMIS SAYLES FIXED INCOME FUNDS

LOOMIS SAYLES MUNICIPAL BOND FUND (CONTINUED)
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                                 FACE
                                                                               AMOUNT         VALUE +
------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES-CONTINUED
NEW YORK--CONTINUED
  New York State Environmental Pollution Control, 5.150%, 6/15/13            $125,000     $   123,063
  New York State, General Obligation, 5.250%, 7/15/10                         200,000         200,384
  Tsasc Inc., 5.125%, 7/15/09                                                 250,000         244,117
                                                                                          ------------
                                                                                            1,797,621
                                                                                          ------------
NORTH CAROLINA--1.3%
  North Carolina Eastern Municipal Power, Refunding Series C,
   5.375%, 1/01/05                                                            110,000         108,655
                                                                                          ------------
PENNSYLVANIA--2.7%
  Philadelphia Pennsylvania, General Obligation (FGIC Insured),
   4.750%, 5/15/16                                                            250,000         223,695
                                                                                          ------------
PUERTO RICO--2.9%
  Puerto Rico Electric Power Authority, 6.125%, 7/01/09                       225,000         241,645
                                                                                          ------------
RHODE ISLAND--3.0%
  Rhode Island Convention Center Authority, (MBIA Insured),
   5.000%, 5/15/10                                                            250,000         246,475
                                                                                          ------------
SOUTH CAROLINA--2.8%
  Georgetown County Pollution Control, Refunding Project Series A,
   5.125%, 2/01/12                                                            250,000         230,140
                                                                                          ------------
TENNESSEE--3.7%
  Metropolitan Nashville Airport, (FGIC Insured), 6.600%, 7/01/15              30,000          31,203
  Shelby County, General Obligation Series A, 4.750%, 5/01/15                 300,000         273,675
                                                                                          ------------
                                                                                              304,878
                                                                                          ------------
TEXAS--4.6%
  San Antonio Electric & Gas Revenue, Refunding Series A,
   5.000%, 2/01/18                                                            250,000         228,975
  University Texas University Revenue, Financing Systems
   Series B, 5.700%, 8/15/20                                                  150,000         149,272
                                                                                          ------------
                                                                                              378,247
                                                                                          ------------
VIRGINIA--6.2%
  Pocahontas Parkway Associates Virginia Toll, 5.000%, 8/15/11                300,000         265,299
  Southeastern Public Service Authority Virginia, (MBIA Insured),
   5.150%, 7/01/09                                                            250,000         250,435
                                                                                          ------------
                                                                                              515,734
                                                                                          ------------
WASHINGTON--2.4%
  Snohomish County, Washington Public Distribution Utility 1,
   Refunding, 5.000%, 12/01/05                                                200,000         200,280
                                                                                          ------------
WISCONSIN--2.8%
  Wisconsin State Transportation Revenue, Unrefunded Series B,
   5.500%, 7/01/22, 5.500%, 7/01/22                                           250,000         236,198
                                                                                          ------------
  TOTAL MUNICIPAL BONDS AND NOTES
   (Identified Cost $8,223,169)                                                             8,077,163
                                                                                          ------------


LOOMIS SAYLES FIXED INCOME FUNDS

LOOMIS SAYLES MUNICIPAL BOND FUND (CONTINUED)
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                                 FACE
                                                                               AMOUNT         VALUE +
------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-1.7% OF NET ASSETS

Repurchase Agreement with State Street Bank and Trust Co.,
  dated 3/31/00 at 4.750% to be repurchased at $139,055 on
  4/03/00 collateralized by $115,000 U.S. Treasury Bond,
  8.500% due 2/15/20 with a value of $145,210                                $139,000     $   139,000
                                                                                          ------------

  TOTAL SHORT-TERM INVESTMENT
   (Identified Cost $139,000)                                                                 139,000
                                                                                          ------------
TOTAL INVESTMENTS--99.0%
  (IDENTIFIED COST $8,362,169) @                                                            8,216,163
  Cash and Other Assets, Less Liabilities--1.0%                                                85,959
                                                                                          ------------
  NET ASSETS--100%                                                                        $ 8,302,122
                                                                                          ============

+ See Note 1.
@ At March 31, 2000, the net unrealized depreciation on investments based on cost of $ 8,362,169 for federal income tax purposes was as follows:
  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $ 138,703 and $284,709, respectively, resulting in net unrealized depreciation of $ 146,006.

KEY TO ABBREVIATIONS:
AMBAC: American Municipal Bond Assurance Corporation
FGIC:  Federal Guaranty Insurance Corporation
FSA:   Financial Security Assurance
MBIA:  Municipal Bond Insurance Association

                 See accompanying notes to financial statements.

LOOMIS SAYLES FIXED INCOME FUNDS

LOOMIS SAYLES SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                                 FACE
                                                                               AMOUNT         VALUE +
-----------------------------------------------------------------------------------------------------
BONDS AND NOTES-95.1% OF NET ASSETS

AIRLINES--1.0%
  Northwest Airlines Corp., 8.375%, 3/15/04                                  $400,000     $   378,996
                                                                                          ------------
BROADCASTING--2.7%
  Adelphia Communications Corp., Series B, 9.250%, 10/01/02                 1,000,000         990,000
                                                                                          ------------
CHEMICALS--2.8%
  ICI Wilmington, Inc., 8.750%, 5/01/01                                     1,000,000       1,010,910
                                                                                          ------------
DIVERSIFIED OPERATIONS--2.7%
  Textron, Inc., 6.750%, 9/15/02                                            1,000,000         984,990
                                                                                          ------------
FINANCIAL SERVICES--6.8%
  Associates Corp. of North America, 5.750%, 11/01/03                         770,000         734,903
  BankBoston Home Equity Loan Trust, 6.140%, 1/25/19                          550,000         509,476
  Fleetwood Credit Grantor Trust, 6.900%, 3/15/12                             198,640         196,502
  Ford Motor Credit Co., 6.125%, 4/28/03                                      710,000         684,433
  Sears Roebuck Acceptance Corp., 6.950%, 5/15/02                             340,000         337,192
                                                                                          ------------
                                                                                            2,462,506
                                                                                          ------------
FOREIGN ISSUER--3.2%
  Alestra SA de RL de CV, 12.125%, 5/15/06                                    600,000         600,000
  PDVSA Finance Ltd., 6.650%, 2/15/06                                         645,000         557,808
                                                                                          ------------
                                                                                            1,157,808
                                                                                          ------------
FOREST & PAPER PRODUCTS--1.0%
  Fort James Corp., 6.625%, 9/15/04                                           360,000         345,474
                                                                                          ------------
GOVERNMENT AGENCIES--18.2%
  Federal Home Loan Mortgage Corp., 5.750%, 6/15/01                         2,100,000       2,075,388
  Federal Home Loan Mortgage Corp., 6.000%, 2/01/13                           370,754         349,317
  Federal Home Loan Mortgage Corp., 6.500%, 5/15/08                           355,264         346,158
  Federal National Mortgage Association, 5.650%, 6/12/00                    2,300,000       2,296,412
  Federal National Mortgage Association, 6.000%, 3/01/13                      922,743         872,084
  Federal National Mortgage Association, 6.000%, 4/01/13                      663,569         627,139
                                                                                          ------------
                                                                                            6,566,498
                                                                                          ------------
MANUFACTURING--2.6%
  FMC Corp., 7.125%, 11/25/02                                                 975,000         954,923
                                                                                          ------------
MORTGAGE RELATED--1.8%
  Residential Funding Mortgage, Inc., 6.750%, 12/25/14                        688,584         662,280
                                                                                          ------------
OIL & GAS--6.8%
  Nabors Industries, Inc., 6.800%, 4/15/04                                  1,000,000         970,040
  Occidental Petroleum Corp., 6.400%, 4/01/03                                 500,000         486,045
  Tosco Corp., 7.625%, 5/15/06                                              1,000,000         990,260
                                                                                          ------------
                                                                                            2,446,345
                                                                                          ------------
OIL & GAS EXPLORATION--0.8%
  Parker & Parsley Petroleum Co., 8.875%, 4/15/05                             275,000         275,619
                                                                                          ------------


LOOMIS SAYLES FIXED INCOME FUNDS

LOOMIS SAYLES SHORT-TERM BOND FUND (CONTINUED)
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                                 FACE
                                                                               AMOUNT         VALUE +
-----------------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

PACKAGING--2.8%
  Stone Container Corp., 12.250%, 4/01/02                                  $1,000,000     $ 1,007,500
                                                                                          ------------
REAL ESTATE INVESTMENT TRUSTS--4.7%
  Host Marriot Corp., Series A, 7.875%, 8/01/05                               600,000         526,500
  Meditrust Corp., 7.375%, 7/15/00                                          1,000,000         980,000
  Oasis Residential, Inc., 7.000%, 11/15/03                                   200,000         191,952
                                                                                          ------------
                                                                                            1,698,452
                                                                                          ------------
RESTAURANTS--1.8%
  Tricon Global Restaurants, Inc., 7.450%, 5/15/05                            680,000         652,854
                                                                                          ------------
RETAIL--GENERAL--1.1%
  Dillard's, Inc., 6.430%, 8/01/04                                            410,000         380,881
                                                                                          ------------
SECURITIES--2.7%
  Morgan Stanley Dean Witter & Co., 7.125%, 1/15/03                         1,000,000         993,430
                                                                                          ------------
TELECOMMUNICATIONS--4.2%
  A T & T Corp., 6.800%, 2/01/01                                            1,000,000         996,380
Sprint Spectrum LP, Zero
  Coupon Bond, 8/15/06
   (step to 12.500% on 8/15/01) #                                             560,000         535,971
                                                                                          ------------
                                                                                            1,532,351
                                                                                          ------------
TEXTILE & APPAREL--0.8%
  Tommy Hilfiger Corp., 6.500%, 6/01/03                                       300,000         276,531
                                                                                          ------------
TRUCKING & LEASING--1.1%
  Amerco, 7.850%, 5/15/03                                                     420,000         402,536
                                                                                          ------------
U.S. GOVERNMENT--22.8%
  U.S. Treasury Notes, 6.250%, 2/28/02                                      4,000,000       3,981,240
  U.S. Treasury Notes, 6.250%, 8/31/02                                      3,570,000       3,550,472
  U.S. Treasury Strips, Zero Coupon Bond, 11/15/01                            800,000         721,184
                                                                                          ------------
                                                                                            8,252,896
                                                                                          ------------
WASTE MANAGEMENT--2.7%
  Waste Management, Inc., 6.000%, 5/15/01                                   1,000,000         962,250
                                                                                          ------------
  TOTAL BONDS AND NOTES
   (Identified Cost $35,114,591)                                                           34,396,030
                                                                                          ------------


                                                                              65

LOOMIS SAYLES FIXED INCOME FUNDS

LOOMIS SAYLES SHORT-TERM BOND FUND (CONTINUED)
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                                 FACE
                                                                               AMOUNT         VALUE +
-----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-10.3% OF NET ASSETS

Repurchase Agreement with State Street Bank and
  Trust Co., dated 3/31/00 at 4.750% to be repurchased
  at $3,744,482 on 4/03/00 collateralized by $3,085,000
  U.S. Treasury Bond, 8.000% due 11/15/21 with a value
  of $3,819,955                                                            $3,743,000     $ 3,743,000
                                                                                          ------------
  TOTAL SHORT-TERM INVESTMENT
   (Identified Cost $3,743,000)                                                             3,743,000
                                                                                          ------------
TOTAL INVESTMENTS--105.4%
  (IDENTIFIED COST $38,857,591) @                                                          38,139,030
  Liabilities, Less Cash and Other Assets--(5.4%)                                          (1,960,439)
                                                                                          ------------
NET ASSETS--100%                                                                          $36,178,591
                                                                                          ============

+  See Note 1.
# Step Bond: Coupon is zero or below market rate for an initial period and then increases at a specified date and rate.
@ At March 31, 2000, the unrealized depreciation on investments based on cost of $38,857,591 for federal income tax purposes was as follows: Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $22,684 and $741,245, respectively, resulting in net unrealized depreciation of $718,561.

                 See accompanying notes to financial statements.

LOOMIS SAYLES FIXED INCOME FUNDS

LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                                 FACE
                                                                               AMOUNT         VALUE +
------------------------------------------------------------------------------------------------------
BONDS AND NOTES-98.4% OF NET ASSETS
GOVERNMENT AGENCIES--32.9%
  Federal National Mortgage Association, 6.250%, 5/15/29                   $  500,000     $   450,780
  Government National Mortgage Association, 6.500%, 5/15/28                 1,911,472       1,803,952
  Government National Mortgage Association, 7.000%, 1/15/28                   831,200         805,483
  Government National Mortgage Association, 7.500%, 9/15/27                 1,452,303       1,441,861
                                                                                          ------------
                                                                                            4,502,076
                                                                                          ------------
U.S. GOVERNMENT--65.5%
  U.S. Treasury Bonds, 6.000%, 2/15/26                                      1,000,000         988,120
  U.S. Treasury Bonds, 7.250%, 5/15/16                                      4,150,000       4,585,750
  U.S. Treasury Bonds, 7.500%, 11/15/24                                     1,200,000       1,408,500
  U.S. Treasury Notes, 6.000%, 8/15/09                                      2,000,000       1,974,680
                                                                                          ------------
                                                                                            8,957,050
                                                                                          ------------
  TOTAL BONDS AND NOTES
   (Identified Cost $13,473,177)                                                           13,459,126
                                                                                          ------------
TOTAL INVESTMENTS--98.4%
  (IDENTIFIED COST $13,473,177) @                                                          13,459,126
  Cash and Other Assets, Less Liabilities--1.6%                                               223,731
                                                                                          ------------
NET ASSETS--100%                                                                          $13,682,857
                                                                                          ============

+ See Note 1.
@ At March 31, 2000, the unrealized depreciation on investments based on cost of $13,473,177 for federal income tax purposes was as follows: Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $201,273 and $215,324, respectively, resulting in net unrealized depreciation of $14,051.

                 See accompanying notes to financial statements.

LOOMIS SAYLES FIXED INCOME FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2000 (UNAUDITED)

                                                                                          GLOBAL
                                                                            BOND            BOND
                                                                            FUND            FUND
-----------------------------------------------------------------------------------------------------------
ASSETS
  Investments at value                                            $1,705,191,954     $44,178,273
  Cash                                                                        97              84
  Receivable for:
    Fund shares sold                                                   6,663,153          76,664
    Securities sold                                                    2,727,619               0
    Dividends and interest                                            26,015,419         910,306
  Due from the adviser (Note 3)                                               37             226
  Other assets (Note 1I)                                                       0               0
                                                                  --------------     -----------
                                                                   1,740,598,279      45,165,553
                                                                  --------------     -----------
LIABILITIES
  Payable for:
    Securities purchased                                               5,097,713               0
    Fund shares redeemed                                               1,344,267             450
    Forward foreign currency exchange contracts (Note 1D)                      0          25,856
    Dividends declared                                                     9,459               0
  Accrued expenses:
    Management fees (Note 3)                                              28,349             739
    Trustees' fees (Note 3A)                                               1,138           1,139
    Administrative fees                                                   62,271           2,025
  Other (Note 3)                                                         606,153          42,411
                                                                  --------------     -----------
                                                                       7,149,350          72,620
                                                                  --------------     -----------
NET ASSETS                                                        $1,733,448,929     $45,092,933
                                                                  ==============     ===========
  Net Assets consist of:
    Capital paid in                                               $1,808,471,855     $48,211,969
    Undistributed (or Distribution in excess of)
     net investment income                                            32,092,156         695,781
    Accumulated net realized gain (loss)                             (23,942,483)        176,020
    Unrealized appreciation (depreciation) on:
     Investments *                                                   (83,134,724)     (3,928,337)
     Foreign currency translations                                       (37,875)        (62,500)
                                                                  --------------     -----------
NET ASSETS                                                        $1,733,448,929     $45,092,933
                                                                  ==============     ===========
INSTITUTIONAL CLASS:
  Net assets                                                      $1,660,667,985     $34,841,257
  Shares of beneficial interest outstanding, no par value            138,234,914       3,063,112
  Net asset value and redemption price per Institutional share**         $ 12.01     $     11.37
RETAIL CLASS:
  Net assets                                                      $   70,274,450     $10,251,676
  Shares of beneficial interest outstanding, no par value              5,855,815         902,156
  Net asset value and redemption price per Retail share                  $ 12.00     $     11.36
ADMIN CLASS:
  Net assets                                                      $    2,506,494              --
  Shares of beneficial interest outstanding, no par value                208,979              --
  Net asset value and redemption price per Admin share            $        11.99              --
J CLASS:
  Net assets                                                                  --              --
  Shares of beneficial interest outstanding, no par value                     --              --
  Net asset value and redemption price per J share                            --              --
  Maximum offering price per share (net asset value/96.50%)                   --              --
Identified cost of investments                                    $1,788,326,678     $48,106,610
                                                                  ==============     ===========

*   NET OF CAPITAL GAIN WITHHOLDING TAXES OF $1,189 FOR THE HIGH YIELD FUND.
**  THE REDEMPTION PRICE PER SHARE FOR THE INSTITUTIONAL CLASS OF THE HIGH YIELD
    FUND FOR SHARES HELD LESS THAN ONE YEAR IS EQUAL TO NET ASSET VALUE LESS 2%
    OF THE AMOUNT REDEEMED. (SEE NOTE 1H).

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            HIGH    INTERMEDIATE      INVESTMENT
                                                                           YIELD   MATURITY BOND      GRADE BOND
                                                                            FUND            FUND            FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments at value                                               $23,052,809     $13,831,141     $21,650,913
  Cash                                                                        95             710             251
  Receivable for:
    Fund shares sold                                                           0               0         193,371
    Securities sold                                                      308,784               0               0
    Dividends and interest                                               423,432         246,759         387,615
  Due from the adviser (Note 3)                                              350             401          70,454
  Other assets (Note 1I)                                                   2,604              60               0
                                                                     -----------     -----------     -----------
                                                                      23,788,074      14,079,071      22,302,604
                                                                     -----------     -----------     -----------
LIABILITIES
  Payable for:
    Securities purchased                                                 294,144         197,536               0
    Fund shares redeemed                                                  21,478               0           4,044
    Forward foreign currency exchange contracts (Note 1D)                      0               0               0
    Dividends declared                                                         0               0               0
  Accrued expenses:
    Management fees (Note 3)                                                 385             151             241
    Trustees' fees (Note 3A)                                               1,139           1,135           1,116
    Administrative fees                                                      738             961           1,449
  Other (Note 3)                                                          53,166          32,149          31,452
                                                                     -----------     -----------     -----------
                                                                         371,050         231,932          38,302
                                                                     -----------     -----------     -----------
NET ASSETS                                                           $23,417,024     $13,847,139     $22,264,302
                                                                     ===========     ===========     ===========
  Net Assets consist of:
    Capital paid in                                                  $24,121,908     $14,325,583     $22,483,001
    Undistributed (or Distribution in excess of)
     net investment income                                               567,962         201,779         126,597
    Accumulated net realized gain (loss)                                (362,997)       (249,317)       (138,359)
    Unrealized appreciation (depreciation) on:
     Investments *                                                      (909,428)       (430,949)       (206,852)
     Foreign currency translations                                          (421)             43             (85)
                                                                     -----------     -----------     -----------
NET ASSETS                                                           $23,417,024     $13,847,139     $22,264,302
                                                                     ===========     ===========     ===========
INSTITUTIONAL CLASS:
  Net assets                                                         $23,417,024     $11,870,613     $ 2,592,602
  Shares of beneficial interest outstanding, no par value              2,581,577       1,246,784         256,269
  Net asset value and redemption price per Institutional share**     $      9.07     $      9.52     $     10.12
RETAIL CLASS:
  Net assets                                                                  --     $ 1,976,526     $ 2,857,002
  Shares of beneficial interest outstanding, no par value                     --         207,840         282,526
  Net asset value and redemption price per Retail share                       --     $      9.51     $     10.11
ADMIN CLASS:
  Net assets                                                                  --              --              --
  Shares of beneficial interest outstanding, no par value                     --              --              --
  Net asset value and redemption price per Admin share                        --              --              --
J CLASS:
  Net assets                                                                  --              --     $16,814,698
  Shares of beneficial interest outstanding, no par value                     --              --       1,663,450
  Net asset value and redemption price per J share                            --              --     $     10.11
  Maximum offering price per share (net asset value/96.50%)                   --              --     $     10.48
Identified cost of investments                                       $23,961,048     $14,262,090     $21,857,765
                                                                     ===========     ===========     ===========


                                                                                                            U.S.
                                                                       MUNICIPAL      SHORT-TERM      GOVERNMENT
                                                                            BOND            BOND      SECURITIES
                                                                            FUND            FUND            FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments at value                                                $8,216,163     $38,139,030     $13,459,126
  Cash                                                                       776              95          53,556
  Receivable for:
    Fund shares sold                                                           0              77               0
    Securities sold                                                            0               0               0
    Dividends and interest                                               121,385         594,202         207,021
  Due from the adviser (Note 3)                                              294             243             275
  Other assets (Note 1I)                                                       0               0               0
                                                                      ----------     -----------     -----------
                                                                       8,338,618      38,733,647      13,719,978
                                                                      ----------     -----------     -----------
LIABILITIES
  Payable for:
    Securities purchased                                                       0       2,503,176               0
    Fund shares redeemed                                                       0               0              35
    Forward foreign currency exchange contracts (Note 1D)                      0               0               0
    Dividends declared                                                     9,719          17,152               0
  Accrued expenses:
    Management fees (Note 3)                                                  68             245             112
    Trustees' fees (Note 3A)                                               1,135           1,149           1,152
    Administrative fees                                                      911           2,261             953
  Other (Note 3)                                                          24,663          31,073          34,869
                                                                      ----------     -----------     -----------
                                                                          36,496       2,555,056          37,121
                                                                      ----------     -----------     -----------
NET ASSETS                                                            $8,302,122     $36,178,591     $13,682,857
                                                                      ==========     ===========     ===========
  Net Assets consist of:
    Capital paid in                                                   $8,505,587     $37,620,996     $14,284,003
    Undistributed (or Distribution in excess of)
     net investment income                                                12,106           8,047         229,872
    Accumulated net realized gain (loss)                                 (69,565)       (731,891)       (816,967)
    Unrealized appreciation (depreciation) on:
     Investments *                                                      (146,006)       (718,561)        (14,051)
     Foreign currency translations                                             0               0               0
                                                                      ----------     -----------     -----------
NET ASSETS                                                            $8,302,122     $36,178,591     $13,682,857
                                                                      ==========     ===========     ===========
INSTITUTIONAL CLASS:
  Net assets                                                          $8,302,122     $35,584,686     $13,682,857
  Shares of beneficial interest outstanding, no par value                763,469       3,794,979       1,300,705
  Net asset value and redemption price per Institutional share**      $    10.87     $      9.38     $     10.52
RETAIL CLASS:
  Net assets                                                                  --     $   593,905              --
  Shares of beneficial interest outstanding, no par value                     --          63,349              --
  Net asset value and redemption price per Retail share                       --     $      9.38              --
ADMIN CLASS:
  Net assets                                                                  --              --              --
  Shares of beneficial interest outstanding, no par value                     --              --              --
  Net asset value and redemption price per Admin share                        --              --              --
J CLASS:
  Net assets                                                                  --              --              --
  Shares of beneficial interest outstanding, no par value                     --              --              --
  Net asset value and redemption price per J share                            --              --              --
  Maximum offering price per share (net asset value/96.50%)                   --              --              --
Identified cost of investments                                        $8,362,169     $38,857,591     $13,473,177
                                                                      ==========     ===========     ===========

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOOMIS SAYLES FIXED INCOME FUNDS

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2000 (UNAUDITED)

                                                                                          GLOBAL
                                                                            BOND            BOND
                                                                            FUND            FUND
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends*                                                        $  1,937,416     $         0
  Interest                                                            70,111,036       1,566,684
                                                                    ------------     -----------
                                                                      72,048,452       1,566,684
                                                                    ------------     -----------
  Expenses
    Management fees (Note 3)                                           4,865,663         127,041
    12b-1 fees (Retail Class)                                             77,071          10,423
    12b-1 fees (Admin Class)                                               2,784               0
    12b-1 fees (J Class)                                                       0               0
    Trustees' fees and expenses (Note 3A)                                  2,022           2,022
    Administrative fees                                                  339,958          12,375
    Custodian and accounting fees                                        223,432          37,541
    Transfer agent fees (Institutional Class) (Note 3)                   441,991          14,420
    Transfer agent fees (Retail Class) (Note 3)                           27,606          10,163
    Transfer agent fees (Admin Class)                                      9,653               0
    Transfer agent fees (J Class) (Note 3)                                     0               0
    Audit and tax services fees                                           27,121          15,659
    Registration fees                                                     56,273          10,881
    Amortization of organization expenses (Note 1I):
     Institutional Class                                                       0               0
    Other expenses                                                       105,543           8,804
                                                                    ------------     -----------
    Total expenses                                                     6,179,117         249,329
    Less expenses waived and reimbursed by the
     investment adviser (Note 3)                                         (16,638)        (48,345)
                                                                    ------------     -----------
    Net expenses                                                       6,162,479         200,984
                                                                    ------------     -----------
  Net investment income                                               65,885,973       1,365,700
                                                                    ------------     -----------
NET REALIZED GAIN (LOSS) ON:
  Investments                                                        (21,450,898)        242,812
  Foreign currency transactions                                          (16,784)        (56,833)
                                                                    ------------     -----------
  Total net realized gain (loss)                                     (21,467,682)        185,979
                                                                    ------------     -----------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments**                                                       66,551,087      (1,985,844)
  Foreign currency translations                                          (46,919)        (21,039)
                                                                    ------------     -----------
  Total net change in unrealized appreciation (depreciation)          66,504,168      (2,006,883)
                                                                    ------------     -----------
  Total net realized gain (loss) and change
    in unrealized appreciation (depreciation)                         45,036,486      (1,820,904)
                                                                    ------------     -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS               $110,922,459      $ (455,204)
                                                                    ============     ===========


*   NET OF FOREIGN WITHHOLDING TAXES OF $309 FOR THE HIGH YIELD FUND.
**  NET OF CHANGE IN CAPITAL GAIN WITHHOLDING TAXES OF $535 FOR THE HIGH YIELD
    FUND.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                            HIGH    INTERMEDIATE      INVESTMENT
                                                                           YIELD   MATURITY BOND      GRADE BOND
                                                                            FUND            FUND            FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends*                                                          $   69,392        $      0      $   14,761
  Interest                                                             1,188,001         435,909         845,103
                                                                      ----------        --------      ----------
                                                                       1,257,393         435,909         859,864
                                                                      ----------        --------      ----------
  Expenses
    Management fees (Note 3)                                              66,216          23,796          42,974
    12b-1 fees (Retail Class)                                                  0           2,330           3,385
    12b-1 fees (Admin Class)                                                   0               0               0
    12b-1 fees (J Class)                                                       0               0          61,328
    Trustees' fees and expenses (Note 3A)                                  2,021           2,022           2,021
    Administrative fees                                                    5,891           4,865          15,121
    Custodian and accounting fees                                         27,583          30,675          38,148
    Transfer agent fees (Institutional Class) (Note 3)                    14,822          12,522          12,248
    Transfer agent fees (Retail Class) (Note 3)                                0           9,649           9,658
    Transfer agent fees (Admin Class)                                          0               0               0
    Transfer agent fees (J Class) (Note 3)                                     0               0           3,704
    Audit and tax services fees                                           13,518           9,177           9,177
    Registration fees                                                      8,869           9,001           9,245
    Amortization of organization expenses (Note 1I):
     Institutional Class                                                     853               0               0
    Other expenses                                                         9,485           7,055          83,669
                                                                      ----------        --------      ----------
    Total expenses                                                       149,258         111,092         290,678
    Less expenses waived and reimbursed by the
     investment adviser (Note 3)                                         (66,488)        (76,043)       (166,875)
                                                                      ----------        --------      ----------
    Net expenses                                                          82,770          35,049         123,803
                                                                      ----------        --------      ----------
  Net investment income                                                1,174,623         400,860         736,061
                                                                      ----------        --------      ----------
NET REALIZED GAIN (LOSS) ON:
  Investments                                                           (172,841)        (16,037)        (42,810)
  Foreign currency transactions                                               (5)              0              59
                                                                      ----------        --------      ----------
  Total net realized gain (loss)                                        (172,846)        (16,037)        (42,751)
                                                                      ----------        --------      ----------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments**                                                        1,414,157          17,934         393,558
  Foreign currency translations                                             (531)             27            (214)
                                                                      ----------        --------      ----------
  Total net change in unrealized appreciation (depreciation)           1,413,626          17,961         393,344
                                                                      ----------        --------      ----------
  Total net realized gain (loss) and change
    in unrealized appreciation (depreciation)                          1,240,780           1,924         350,593
                                                                      ----------        --------      ----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                 $2,415,403        $402,784      $1,086,654
                                                                      ==========        ========      ==========


                                                                                                            U.S.
                                                                       MUNICIPAL      SHORT-TERM      GOVERNMENT
                                                                            BOND            BOND      SECURITIES
                                                                            FUND            FUND            FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends*                                                            $      0      $        0        $      0
  Interest                                                               230,294       1,083,550         521,141
                                                                        --------      ----------        --------
                                                                         230,294       1,083,550         521,141
                                                                        --------      ----------        --------
  Expenses
    Management fees (Note 3)                                              13,264          39,589          23,014
    12b-1 fees (Retail Class)                                                  0             868               0
    12b-1 fees (Admin Class)                                                   0               0               0
    12b-1 fees (J Class)                                                       0               0               0
    Trustees' fees and expenses (Note 3A)                                  2,021           2,022           2,021
    Administrative fees                                                    2,164           9,512           3,147
    Custodian and accounting fees                                         22,638          27,512          19,073
    Transfer agent fees (Institutional Class) (Note 3)                    12,723          14,517          14,377
    Transfer agent fees (Retail Class) (Note 3)                                0           9,526               0
    Transfer agent fees (Admin Class)                                          0               0               0
    Transfer agent fees (J Class) (Note 3)                                     0               0               0
    Audit and tax services fees                                            8,515           9,675           9,293
    Registration fees                                                      6,834          10,279           6,959
    Amortization of organization expenses (Note 1I):
     Institutional Class                                                       0               0               0
    Other expenses                                                         6,884           7,315           9,149
                                                                        --------      ----------        --------
    Total expenses                                                        75,043         130,815          87,033
    Less expenses waived and reimbursed by the
     investment adviser (Note 3)                                         (52,936)        (71,255)        (48,677)
                                                                        --------      ----------        --------
    Net expenses                                                          22,107          59,560          38,356
                                                                        --------      ----------        --------
  Net investment income                                                  208,187       1,023,990         482,785
                                                                        --------      ----------        --------
NET REALIZED GAIN (LOSS) ON:
  Investments                                                            (67,072)       (187,182)       (384,165)
  Foreign currency transactions                                                0               0               0
                                                                        --------      ----------        --------
  Total net realized gain (loss)                                         (67,072)       (187,182)       (384,165)
                                                                        --------      ----------        --------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments**                                                           10,919        (255,592)        519,145
  Foreign currency translations                                                0               0               0
                                                                        --------      ----------        --------
  Total net change in unrealized appreciation (depreciation)              10,919        (255,592)        519,145
                                                                        --------      ----------        --------
  Total net realized gain (loss) and change
    in unrealized appreciation (depreciation)                            (56,153)       (442,774)        134,980
                                                                        --------      ----------        --------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                   $152,034      $  581,216        $617,765
                                                                        ========      ==========        ========

*   NET OF FOREIGN WITHHOLDING TAXES OF $309 FOR THE HIGH YIELD FUND.
** NET OF CHANGE IN CAPITAL GAIN WITHHOLDING TAXES OF $535 FOR THE HIGH YIELD FUND.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOOMIS SAYLES FIXED INCOME FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
BOND FUND

                                                     SIX MONTHS
                                                          ENDED             YEAR
                                                      MARCH 31,            ENDED
                                                           2000    SEPTEMBER 30,
                                                    (UNAUDITED)             1999
---------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                          $   65,885,973   $  128,881,830
  Net realized gain (loss)                          (21,467,682)      18,870,044
  Change in unrealized appreciation
    (depreciation)                                   66,504,168      (35,325,692)
                                                 --------------   --------------
    Increase (decrease) in net assets from
     operations                                     110,922,459      112,426,182
                                                 --------------   --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  INSTITUTIONAL CLASS
    Net investment income                           (63,125,228)    (122,784,914)
    Net realized gain on investments                          0      (61,875,293)
  Retail Class
    Net investment income                            (2,305,994)      (4,275,392)
    Net realized gain on investments                          0       (2,285,658)
  Admin Class
    Net Investment Income                               (79,152)         (90,938)
    Net realized gain on investments                          0          (52,035)
                                                 --------------   --------------
                                                    (65,510,374)    (191,364,230)
                                                 --------------   --------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
  Increase (decrease) in net assets derived
    from capital share transactions                  89,165,129      167,959,892
                                                 --------------   --------------
  Total increase (decrease) in net assets           134,577,214       89,021,844

NET ASSETS
  Beginning of the period                         1,598,871,715    1,509,849,871
                                                 --------------   --------------
  End of the period                              $1,733,448,929   $1,598,871,715
                                                 ==============   ==============
UNDISTRIBUTED NET INVESTMENT INCOME
  End of the period                              $   32,092,156   $   31,716,557
                                                 ==============   ==============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOOMIS SAYLES FIXED INCOME FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
GLOBAL BOND FUND

                                                     SIX MONTHS
                                                          ENDED             YEAR
                                                      MARCH 31,            ENDED
                                                           2000    SEPTEMBER 30,
                                                    (UNAUDITED)             1999
---------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                             $ 1,365,700      $ 2,515,205
  Net realized gain (loss)                              185,979          883,182
  Change in unrealized appreciation
    (depreciation)                                   (2,006,883)       1,728,984
                                                    -----------      -----------
    Increase (decrease) in net assets from
     operations                                        (455,204)       5,127,371
                                                    -----------      -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  INSTITUTIONAL CLASS
    Net investment income                            (1,914,609)      (1,752,877)
    Net realized gain on investments                 (1,173,369)        (736,862)
  Retail Class
    Net investment income                              (425,871)        (288,728)
    Net realized gain on investments                   (265,483)        (127,023)
                                                    -----------      -----------
                                                     (3,779,332)      (2,905,490)
                                                    -----------      -----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
  Increase (decrease) in net assets derived from
    capital share transactions                        8,068,036        2,802,005
                                                    -----------      -----------
  Total increase (decrease) in net assets             3,833,500        5,023,886

NET ASSETS
  Beginning of the period                            41,259,433       36,235,547
                                                    -----------      -----------
  End of the period                                 $45,092,933      $41,259,433
                                                    ===========      ===========
UNDISTRIBUTED NET INVESTMENT INCOME
  End of the period                                 $   695,781      $ 1,670,561
                                                    ===========      ===========

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOOMIS SAYLES FIXED INCOME FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
HIGH YIELD FUND

                                                     SIX MONTHS
                                                          ENDED             YEAR
                                                      MARCH 31,            ENDED
                                                           2000    SEPTEMBER 30,
                                                    (UNAUDITED)             1999
---------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                             $ 1,174,623      $ 2,102,109
  Net realized gain (loss)                             (172,846)        (187,724)
  Change in unrealized appreciation
    (depreciation)                                    1,413,626        1,138,430
                                                    -----------      -----------
    Increase (decrease) in net assets from
     operations                                       2,415,403        3,052,815
                                                    -----------      -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  INSTITUTIONAL CLASS
    Net Investment income                            (1,205,588)      (1,560,761)
    Net realized gain on investments                     (2,459)        (238,840)
  Retail Class
    Net investment income                                     0         (270,450)
    Net realized gain on investments                          0         (125,847)
                                                    -----------      -----------
                                                     (1,208,047)      (2,195,898)
                                                    -----------      -----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
  Increase (decrease) in net assets derived
    from capital share transactions                   2,059,570        8,611,790
                                                    -----------      -----------
  Redemption Fees (Note 1H)                                 518           36,460
                                                    -----------      -----------
  Total increase (decrease) in net assets             3,267,444        9,505,167

NET ASSETS
  Beginning of the period                            20,149,580       10,644,413
                                                    -----------      -----------
  End of the period                                 $23,417,024      $20,149,580
                                                    ===========      ===========
UNDISTRIBUTED NET INVESTMENT INCOME
  End of the period                                 $   567,962      $   598,927
                                                    ===========      ===========

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOOMIS SAYLES FIXED INCOME FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
INTERMEDIATE MATURITY BOND FUND

                                                     SIX MONTHS
                                                          ENDED             YEAR
                                                      MARCH 31,            ENDED
                                                           2000    SEPTEMBER 30,
                                                    (UNAUDITED)             1999
---------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                             $   400,860      $   696,954
  Net realized gain (loss)                              (16,037)        (219,936)
  Change in unrealized appreciation
    (depreciation)                                       17,961         (188,090)
                                                    -----------      -----------
    Increase (decrease) in net assets from
     operations                                         402,784          288,928
                                                    -----------      -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  INSTITUTIONAL CLASS
    Net investment income                              (316,846)        (636,123)
    Net realized gain on investments                          0          (77,718)
  RETAIL CLASS
    Net investment income                               (61,493)         (60,288)
    Net realized gain on investments                          0           (6,918)
                                                    -----------      -----------
                                                       (378,339)        (781,047)
                                                    -----------      -----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
  Increase (decrease) in net assets derived
    from capital share transactions                   3,064,965        1,985,972
                                                    -----------      -----------
  Total increase (decrease) in net assets             3,089,410        1,493,853

NET ASSETS
  Beginning of the period                            10,757,729        9,263,876
                                                    -----------      -----------
  End of the period                                 $13,847,139      $10,757,729
                                                    ===========      ===========
UNDISTRIBUTED NET INVESTMENT INCOME
  End of the period                                 $   201,779      $   179,258
                                                    ===========      ===========

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOOMIS SAYLES FIXED INCOME FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
INVESTMENT GRADE BOND FUND

                                                     SIX MONTHS
                                                          ENDED             YEAR
                                                      MARCH 31,            ENDED
                                                           2000    SEPTEMBER 30,
                                                    (UNAUDITED)             1999
---------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                             $   736,061      $   651,731
  Net realized gain (loss)                              (42,751)         (29,646)
  Change in unrealized appreciation
    (depreciation)                                      393,344         (410,003)
                                                    -----------      -----------
    Increase (decrease) in net assets from
     operations                                       1,086,654          212,082
                                                    -----------      -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  INSTITUTIONAL CLASS
    Net investment income                               (88,910)        (194,834)
    Net realized gain on investments                          0          (69,604)
  RETAIL CLASS
    Net investment income                               (95,287)        (158,241)
    Net realized gain on investments                          0          (64,811)
  J Class
    Net investment income                              (539,290)        (258,512)
                                                    -----------      -----------
                                                       (723,487)        (746,002)
                                                    -----------      -----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
  Increase (decrease) in net assets derived
     from capital share transactions                    606,074       17,308,327
                                                    -----------      -----------
  Total increase (decrease) in net assets               969,241       16,774,407

NET ASSETS
  Beginning of the period                            21,295,061        4,520,654
                                                    -----------      -----------
  End of the period                                 $22,264,302      $21,295,061
                                                    ===========      ===========
UNDISTRIBUTED NET INVESTMENT INCOME
  End of the period                                 $   126,597      $   114,023
                                                    ===========      ===========

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOOMIS SAYLES FIXED INCOME FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
MUNICIPAL BOND FUND

                                                     SIX MONTHS
                                                          ENDED             YEAR
                                                      MARCH 31,            ENDED
                                                           2000    SEPTEMBER 30,
                                                    (UNAUDITED)             1999
---------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                             $   208,187      $   464,723
  Net realized gain (loss)                              (67,072)          31,069
  Change in unrealized appreciation
    (depreciation)                                       10,919         (784,422)
                                                    -----------      -----------
    Increase (decrease) in net assets from
     operations                                         152,034         (288,630)
                                                    -----------      -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  INSTITUTIONAL CLASS
    Net investment income                              (208,187)        (464,723)
    Net realized gain on investments                     (8,414)        (163,734)
                                                    -----------      -----------
                                                       (216,601)        (628,457)
                                                    -----------      -----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
  Increase (decrease) in net assets derived
    from capital share transactions                  (1,455,836)         683,252
                                                    -----------      -----------
  Total increase (decrease) in net assets            (1,520,403)        (233,835)

NET ASSETS
  Beginning of the period                             9,822,525       10,056,360
                                                    -----------      -----------
  End of the period                                 $ 8,302,122      $ 9,822,525
                                                    ===========      ===========
UNDISTRIBUTED NET INVESTMENT INCOME
  End of the period                                 $    12,106      $    12,106
                                                    ===========      ===========

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOOMIS SAYLES FIXED INCOME FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
SHORT-TERM BOND FUND

                                                     SIX MONTHS
                                                          ENDED             YEAR
                                                      MARCH 31,            ENDED
                                                           2000    SEPTEMBER 30,
                                                    (UNAUDITED)             1999
---------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                             $ 1,023,990      $ 1,772,846
  Net realized gain (loss)                             (187,182)        (142,500)
  Change in unrealized appreciation
    (depreciation)                                     (255,592)      (1,150,808)
                                                    -----------      -----------
    Increase (decrease) in net assets from
     operations                                         581,216          479,538
                                                    -----------      -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  INSTITUTIONAL CLASS
    Net investment income                            (1,002,457)      (1,735,033)
  RETAIL CLASS
    Net investment income                               (21,533)         (37,813)
                                                    -----------      -----------
                                                     (1,023,990)      (1,772,846)
                                                    -----------      -----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
  Increase (decrease) in net assets derived
    from capital share transactions                   8,985,791          867,559
                                                    -----------      -----------
  Total increase (decrease) in net assets             8,543,017         (425,749)

NET ASSETS
  Beginning of the period                            27,635,574       28,061,323
                                                    -----------      -----------
  End of the period                                 $36,178,591      $27,635,574
                                                    ===========      ===========
UNDISTRIBUTED NET INVESTMENT INCOME
  End of the period                                 $     8,047      $     8,047
                                                    ===========      ===========

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOOMIS SAYLES FIXED INCOME FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
U.S. GOVERNMENT SECURITIES FUND

                                                     SIX MONTHS
                                                          ENDED             YEAR
                                                      MARCH 31,            ENDED
                                                           2000    SEPTEMBER 30,
                                                    (UNAUDITED)             1999
---------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                             $   482,785      $ 1,137,504
  Net realized gain (loss)                             (384,165)         (28,225)
  Change in unrealized appreciation
    (depreciation)                                      519,145       (1,901,732)
                                                    -----------      -----------
    Increase (decrease) in net assets from
     operations                                         617,765         (792,453)
                                                    -----------      -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  INSTITUTIONAL CLASS
    Net investment income                              (467,089)      (1,273,767)
                                                    -----------      -----------
                                                       (467,089)      (1,273,767)
                                                    -----------      -----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
  Increase (decrease) in net assets derived
    from capital share transactions                  (2,609,275)     (11,038,231)
                                                    -----------      -----------
  Total increase (decrease) in net assets            (2,458,599)     (13,104,451)

NET ASSETS
  Beginning of the period                            16,141,456       29,245,907
                                                    -----------      -----------
  End of the period                                 $13,682,857      $16,141,456
                                                    ===========      ===========
UNDISTRIBUTED NET INVESTMENT INCOME
  End of the period                                 $   229,872      $   214,176
                                                    ===========      ===========

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOOMIS SAYLES FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS
BOND FUND

                                                                      INSTITUTIONAL CLASS
                                                     ----------------------------------------------------------------
                                                       SIX MONTHS                        NINE MONTHS
                                                         ENDED           YEAR ENDED         ENDED        YEAR ENDED
                                                     MARCH 31, 2000     SEPTEMBER 30,    SEPTEMBER 30,   DECEMBER 31,
                                                     ----------------------------------------------------------------
                                                      (UNAUDITED)           1999            1998            1997
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $    11.70       $    12.30       $    12.83       $    12.38
                                                     ----------       ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS-
  Net investment income (loss)                             0.47             0.98             0.69             0.86
  Net realized and unrealized gain
    (loss) on investments                                  0.32            (0.06)           (0.78)            0.67
                                                     ----------       ----------       ----------       ----------
    Total from investment operations                       0.79             0.92            (0.09)            1.53
                                                     ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS-
  Dividends from net investment income                    (0.48)           (1.00)           (0.44)           (0.86)
  Distributions from net realized capital gains            0.00            (0.52)            0.00            (0.22)
                                                     ----------       ----------       ----------       ----------
    Total distributions                                   (0.48)           (1.52)           (0.44)           (1.08)
                                                     ----------       ----------       ----------       ----------

Net asset value, end of period                       $    12.01       $    11.70       $    12.30       $    12.83
                                                     ----------       ----------       ----------       ----------
                                                     ----------       ----------       ----------       ----------

Total return (%)(a)                                         7.0              7.6             (0.9)            12.7
Net assets, end of period (000)                      $1,660,668       $1,541,834       $1,455,312       $1,261,910
Ratios to average net assets:
  Net expenses (%)(b)(c)                                   0.75             0.75             0.75             0.75
  Gross expenses (%)(c)                                    0.75             0.75             0.76             0.77
  Net investment income (loss) (%)(c)                      8.13             8.15             7.34             7.36
Portfolio turnover (%)                                       15               33               24               41

* FROM COMMENCEMENT OF CLASS OPERATIONS ON JANUARY 2, 1997 THROUGH DECEMBER 31, 1997.
** FROM COMMENCEMENT OF CLASS OPERATIONS ON JANUARY 2, 1998 THROUGH SEPTEMBER 30, 1998.
(a) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER EXPENSES. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(b) THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT THE FUND'S RATIO OF EXPENSES WOULD HAVE BEEN HIGHER.
(c)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(d) PER SHARE NET INVESTMENT INCOME HAS BEEN DETERMINED ON THE BASIS OF THE WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

                                                         INSTITUTIONAL
                                                             CLASS                                    RETAIL CLASS
                                                   ----------------------  ---------------------------------------------------------
                                                                            SIX MONTHS                    NINE MONTHS
                                                         YEAR ENDED           ENDED        YEAR ENDED       ENDED       PERIOD ENDED
                                                         DECEMBER 31,     MARCH 31, 2000  SEPTEMBER 30,   SEPTEMBER 30, DECEMBER 31,
                                                   ---------------------  --------------  -------------   ------------- -----------
                                                    1996          1995     (UNAUDITED)       1999            1998          1997*
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  12.29     $  10.05     $ 11.69       $ 12.29        $ 12.82        $ 12.38
                                                   --------     --------     -------       -------        -------        -------
INCOME FROM INVESTMENT OPERATIONS--
   Net investment income (loss)                        0.86         0.82        0.45          0.96           0.66           0.84(d)
   Net realized and unrealized gain
      (loss) on investments                            0.35         2.32        0.33         (0.08)         (0.77)          0.65
                                                   --------     --------     -------       -------        -------        -------
      Total from investment operations                 1.21         3.14        0.78          0.88          (0.11)          1.49
                                                   --------     --------     -------       -------        -------        -------
LESS DISTRIBUTIONS--
   Dividends from net investment income               (0.86)       (0.82)      (0.47)        (0.96)         (0.42)         (0.83)
   Distributions from net realized capital gains      (0.26)       (0.08)       0.00         (0.52)          0.00          (0.22)
                                                   --------     --------     -------       -------        -------        -------
      Total distributions                            (1.12)        (0.90)      (0.47)        (1.48)        (0.42)          (1.05)
                                                   --------     --------     -------       -------        -------        -------

Net asset value, end of period                     $  12.38     $  12.29     $ 12.00       $ 11.69        $ 12.29        $ 12.82
                                                   ========     ========     =======       =======        =======        =======

Total return (%)(a)                                    10.3         32.0         6.9           7.3           (1.1)          12.4
Net assets, end of period (000)                    $541,244     $255,710     $70,274       $55,490        $53,908        $33,240
Ratios to average net assets:
   Net expenses (%)(b)(c)                              0.75         0.79        1.00          1.00           1.00           1.00
   Gross expenses (%)(c)                               0.75         0.79        1.03          1.04           1.06           1.20
   Net investment income (loss) (%)(c)                 7.93         8.34        7.90          7.90           7.13           7.09
Portfolio turnover (%)                                   42           35          15            33             24             41

                                                                        ADMIN CLASS
                                                  ----------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED           YEAR ENDED       PERIOD ENDED
                                                   MARCH 31, 2000     SEPTEMBER 30,    SEPTEMBER 30,
                                                  ---------------   --------------    -------------
                                                   (UNAUDITED)           1999            1998**
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $11.69             $12.28          $12.83
                                                     ------             ------          ------
INCOME FROM INVESTMENT OPERATIONS--
   Net investment income (loss)                        0.41               0.92(d)         0.47
   Net realized and unrealized gain
      (loss) on investments                            0.34              (0.06)          (0.62)
                                                     ------             ------          ------
      Total from investment operations                 0.75               0.86           (0.15)
                                                     ------             ------          ------
LESS DISTRIBUTIONS--
   Dividends from net investment income               (0.45)             (0.93)          (0.40)
   Distributions from net realized capital gains       0.00              (0.52)           0.00
                                                     ------             ------          ------
      Total distributions                             (0.45)             (1.45)          (0.40)
                                                     ------             ------          ------

Net asset value, end of period                       $11.99             $11.69          $12.28
                                                     ======             ======          ======

Total return (%)(a)                                     6.7                7.1            (1.3)
Net assets, end of period (000)                      $2,506             $1,548          $  630
Ratios to average net assets:
   Net expenses (%)(b)(c)                              1.25               1.25            1.25
   Gross expenses (%)(c)                               1.81               2.38            6.32
   Net investment income (loss) (%)(c)                 7.64               7.66            7.45
Portfolio turnover (%)                                   15                 33              24

LOOMIS SAYLES FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS
GLOBAL BOND FUND

                                                                                  INSTITUTIONAL CLASS
                                                                  -------------------------------------------------
                                                                   SIX MONTHS                         NINE MONTHS
                                                                      ENDED          YEAR ENDED          ENDED
                                                                  MARCH 31, 2000    SEPTEMBER 30,    SEPTEMBER 30,
                                                                  --------------    -------------    ------------
                                                                    (UNAUDITED)        1999             1998
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $ 12.60           $ 11.93          $ 11.83
                                                                    -------           -------          -------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                         0.35              0.79             0.53
  Net realized and unrealized gain (loss)
     on investments                                                   (0.48)             0.87            (0.43)
                                                                    -------           -------          -------
     Total from investment operations                                 (0.13)             1.66             0.10
                                                                    -------           -------          -------
LESS DISTRIBUTIONS--
  Dividends from net investment income                                (0.67)            (0.70)            0.00
  Distributions in excess of net investment income                     0.00              0.00             0.00
  Distributions from net realized capital gains                       (0.43)            (0.29)            0.00
                                                                    -------           -------          -------
     Total distributions                                              (1.10)            (0.99)            0.00
                                                                    -------           -------          -------

Net asset value, end of period                                      $ 11.37           $ 12.60          $ 11.93
                                                                    =======           =======          =======

Total return (%)(a)                                                    (1.2)             14.2              0.9
Net assets, end of period (000)                                     $34,841           $34,154          $29,860
Ratios to average net assets:
  Net expenses (%)(b)(c)                                               0.90              0.90             0.90
  Gross expenses (%)(c)                                                1.10              1.10             1.18
  Net investment income (loss) (%)(c)                                  6.50              6.32             6.00
Portfolio turnover (%)                                                    7                42               28


* FROM COMMENCEMENT OF CLASS OPERATIONS ON JANUARY 2, 1997 THROUGH DECEMBER 31, 1997.
(a) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER EXPENSES. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(b) THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT THE FUND'S RATIO OF EXPENSES WOULD HAVE BEEN HIGHER.
(c)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(d) PER SHARE NET INVESTMENT INCOME HAS BEEN DETERMINED ON THE BASIS OF THE WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

                                                                           INSTITUTIONAL CLASS
                                                             ------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                             ------------------------------------------
                                                               1997              1996             1995
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $ 12.35          $ 11.39          $  9.82
                                                             -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                  0.71             0.44             1.04
  Net realized and unrealized gain (loss)
     on investments                                            (0.42)            1.27             1.31
                                                             -------          -------          -------
     Total from investment operations                           0.29             1.71             2.35
                                                             -------          -------          -------
LESS DISTRIBUTIONS--
  Dividends from net investment income                         (0.69)           (0.75)           (0.78)
  Distributions in excess of net investment income             (0.12)            0.00             0.00
  Distributions from net realized capital gains                 0.00             0.00             0.00
                                                             -------          -------          -------
     Total distributions                                       (0.81)           (0.75)           (0.78)
                                                             -------          -------          -------

Net asset value, end of period                               $ 11.83          $ 12.35          $ 11.39
                                                             =======          =======          =======

Total return (%)(a)                                              2.3             15.0             23.9
Net assets, end of period (000)                              $28,401          $26,513          $10,304
Ratios to average net assets:
  Net expenses (%)(b)(c)                                        0.90             1.50             1.50
  Gross expenses (%)(c)                                         1.22             1.77             1.69
  Net investment income (loss) (%)(c)                           5.88             6.37             8.17
Portfolio turnover (%)                                            75              131              148

                                                                                           RETAIL CLASS
                                                                ----------------------------------------------------------------
                                                                 SIX MONTHS                         NINE MONTHS
                                                                    ENDED           YEAR ENDED          ENDED       PERIOD ENDED
                                                               MARCH 31, 2000     SEPTEMBER 30,    SEPTEMBER 30,   DECEMBER 31,
                                                               --------------     -------------    -------------   -------------
                                                                 (UNAUDITED)          1999             1998            1997*
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $ 12.57            $11.91           $11.83          $12.35
                                                                 -------            ------           ------          ------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                      0.30              0.76(d)          0.44            0.63(d)
  Net realized and unrealized gain (loss)
     on investments                                                (0.44)             0.86            (0.36)          (0.37)
                                                                 -------            ------           ------          ------
     Total from investment operations                              (0.14)             1.62             0.08            0.26
                                                                 -------            ------           ------          ------
LESS DISTRIBUTIONS--
  Dividends from net investment income                             (0.64)            (0.67)            0.00           (0.69)
  Distributions in excess of net investment income                  0.00              0.00             0.00           (0.09)
  Distributions from net realized capital gains                    (0.43)            (0.29)            0.00            0.00
                                                                 -------            ------           ------          ------
     Total distributions                                           (1.07)            (0.96)            0.00           (0.78)
                                                                 -------            ------           ------          ------

Net asset value, end of period                                   $ 11.36            $12.57           $11.91          $11.83
                                                                 =======            ======           ======          ======

Total return (%)(a)                                                 (1.3)             13.8              0.7             2.0
Net assets, end of period (000)                                  $10,252            $7,106           $6,376          $4,694
Ratios to average net assets:
  Net expenses (%)(b)(c)                                            1.15              1.15             1.15            1.15
  Gross expenses (%)(c)                                             1.51              1.61             1.78            2.44
  Net investment income (loss) (%)(c)                               6.26              6.08             5.77            5.60
Portfolio turnover (%)                                                 7                42               28              75

LOOMIS SAYLES FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS
HIGH YIELD FUND

                                                        INSTITUTIONAL CLASS
                                                   -----------------------------
                                                    SIX MONTHS
                                                      ENDED         YEAR ENDED
                                                   MARCH 31, 2000  SEPTEMBER 30,
                                                   --------------  -------------
                                                   (UNAUDITED)         1999
--------------------------------------------------------------------------------
Net asset value, beginning of period                  $  8.61      $  8.17
                                                      -------      -------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                           0.47         0.91
  Net realized and unrealized gain (loss)
    on investments                                       0.49         0.68
                                                      -------      -------
    Total from investment operations                     0.96         1.59
                                                      -------      -------

LESS DISTRIBUTIONS--
  Dividends from net investment income                  (0.50)       (0.96)
  Distributions from net realized capital gains          0.00(e)     (0.21)
                                                      -------      -------
    Total distributions                                 (0.50)       (1.17)
                                                      -------      -------
  Redemption fees                                        0.00(e)      0.02
                                                      -------      -------


Net asset value, end of period                        $  9.07      $  8.61
                                                      =======      =======

Total return (%)(a)                                      11.7         21.0
Net assets, end of period (000)                       $23,417      $20,150
Ratios to average net assets:
  Net expenses (%)(b)(c)                                 0.75         0.75
  Gross expenses (%)(c)                                  1.35         1.81
  Net investment income (loss) (%)(c)                   10.64        11.61
Portfolio turnover (%)                                     20           24


*    COMMENCEMENT OF FUND OPERATIONS ON SEPTEMBER 11, 1996.
(a) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER EXPENSES. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(b) THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT THE FUND'S RATIO OF EXPENSES WOULD HAVE BEEN HIGHER.
(c)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(d) PER SHARE NET INVESTMENT INCOME HAS BEEN DETERMINED ON THE BASIS OF THE WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
(e)  AMOUNT IS LESS THAN $0.01 PER SHARE.

                                                              INSTITUTIONAL CLASS
                                                 -----------------------------------------------
                                                  NINE MONTHS
                                                   ENDED          YEAR ENDED       PERIOD ENDED
                                                 SEPTEMBER 30,   DECEMBER 31,      DECEMBER 31,
                                                 -------------   ------------      ------------
                                                   1998              1997              1996*
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $10.12            $10.11            $10.00
                                                    ------            ------            ------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                        0.78(d)           0.83              0.20
  Net realized and unrealized gain (loss)
    on investments                                   (2.28)             0.27              0.11
                                                    ------            ------            ------
    Total from investment operations                 (1.50)             1.10               0.31
                                                    ------            ------            ------

LESS DISTRIBUTIONS--
  Dividends from net investment income               (0.46)            (0.86)            (0.20)
  Distributions from net realized capital gains       0.00             (0.26)             0.00
                                                    ------            ------            ------
    Total distributions                              (0.46)            (1.12)            (0.20)
                                                    ------            ------            ------
  Redemption fees                                     0.01              0.03              0.00
                                                    ------            ------            ------


Net asset value, end of period                      $ 8.17            $10.12            $10.11
                                                    ======            ======            ======

Total return (%)(a)                                  (15.6)             11.4               3.1
Net assets, end of period (000)                     $6,624            $5,266            $1,939
Ratios to average net assets:
  Net expenses (%)(b)(c)                              0.75              0.75              0.75
  Gross expenses (%)(c)                               2.42              3.81             12.06
  Net investment income (loss) (%)(c)                10.54              8.96              8.85
Portfolio turnover (%)                                  33                68                 0

LOOMIS SAYLES FIXED INCOME FUNDS
FINANCIAL HIGHLIGHTS
INTERMEDIATE MATURITY BOND FUND

                                                                       INSTITUTIONAL CLASS
                                                              -----------------------------------
                                                                SIX MONTHS
                                                                  ENDED              YEAR ENDED
                                                              MARCH 31, 2000        SEPTEMBER 30,
                                                              --------------        -------------
                                                               (UNAUDITED)             1999
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $  9.56             $10.06
                                                                  -------             ------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                       0.31               0.67
  Net realized and unrealized gain (loss) on investments            (0.02)             (0.38)
                                                                  -------             ------
     Total from investment operations                                0.29               0.29
                                                                  -------            -------
LESS DISTRIBUTIONS--
  Dividends from net investment income                              (0.33)             (0.70)
  Distributions in excess of net investment income                   0.00               0.00
  Distributions from net realized capital gains                      0.00              (0.09)
                                                                  -------             ------
     Total distributions                                            (0.33)             (0.79)
                                                                  -------             ------

Net asset value, end of period                                    $  9.52             $ 9.56
                                                                  =======             ======

Total return (%)(a)                                                   3.1                3.0
Net assets, end of period (000)                                   $11,871             $8,978
Ratios to average net assets:
  Net expenses (%)(b)(c)                                             0.55               0.55
  Gross expenses (%)(c)                                              1.70               1.92
  Net investment income (loss) (%)(c)                                6.78               6.98
Portfolio turnover (%)                                                 14                 16

*    FROM COMMENCEMENT OF FUND OPERATIONS ON JANUARY 2, 1997 THROUGH DECEMBER
     31, 1997.
(a)  TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REDUCED ITS
     ADVISORY FEES AND/OR BORNE OTHER EXPENSES. PERIODS LESS THAN ONE YEAR ARE
     NOT ANNUALIZED.
(b)  THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING
     THE PERIOD. WITHOUT THIS REIMBURSEMENT THE FUND'S RATIO OF EXPENSES WOULD
     HAVE BEEN HIGHER.
(c)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(d)  PER SHARE NET INVESTMENT INCOME HAS BEEN DETERMINED ON THE BASIS OF THE
     WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.


                                                                   INSTITUTIONAL CLASS
                                                            ------------------------------
                                                              NINE MONTHS
                                                                 ENDED        PERIOD ENDED
                                                             SEPTEMBER 30,    DECEMBER 31,
                                                             -------------    ------------
                                                                1998             1997*
------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $10.03           $10.00
                                                              ------           ------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                  0.51(d)          0.64(d)
  Net realized and unrealized gain (loss) on investments       (0.16)            0.00
                                                              ------           ------
     Total from investment operations                           0.35             0.64
                                                              ------           ------
LESS DISTRIBUTIONS--
  Dividends from net investment income                         (0.32)           (0.56)
  Distributions in excess of net investment income              0.00            (0.03)
  Distributions from net realized capital gains                 0.00            (0.02)
                                                              ------           ------
     Total distributions                                       (0.32)           (0.61)
                                                              ------           ------

Net asset value, end of period                                $10.06           $10.03
                                                              ======           ======

Total return (%)(a)                                              3.5              6.4
Net assets, end of period (000)                               $8,601           $6,305
Ratios to average net assets:
  Net expenses (%)(b)(c)                                        0.55             0.55
  Gross expenses (%)(c)                                         2.27             3.66
  Net investment income (loss) (%)(c)                           6.71             6.38
Portfolio turnover (%)                                            32              119

                                                                                         RETAIL CLASS
                                                             ----------------------------------------------------------------
                                                               SIX MONTHS                       NINE MONTHS
                                                                  ENDED         YEAR ENDED          ENDED        PERIOD ENDED
                                                              MARCH 31, 2000   SEPTEMBER 30,    SEPTEMBER 30,    DECEMBER 31,
                                                             ---------------   -------------    -------------   ------------
                                                              (UNAUDITED)         1999             1998             1997*
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 9.55            $10.06           $10.03          $10.00
                                                               ------            ------           ------          ------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                   0.31              0.64             0.49(d)         0.64(d)
  Net realized and unrealized gain (loss) on investments        (0.03)            (0.38)           (0.15)          (0.02)
                                                               ------            ------           ------          ------
     Total from investment operations                            0.28              0.26             0.34            0.62
                                                               ------            ------           ------          ------
LESS DISTRIBUTIONS--
  Dividends from net investment income                          (0.32)            (0.68)           (0.31)          (0.54)
  Distributions in excess of net investment income               0.00              0.00             0.00           (0.03)
  Distributions from net realized capital gains                  0.00             (0.09)            0.00           (0.02)
                                                               ------            ------           ------          ------
     Total distributions                                        (0.32)            (0.77)           (0.31)          (0.59)
                                                               ------            ------           ------          ------

Net asset value, end of period                                 $ 9.51            $ 9.55           $10.06          $10.03
                                                               ======            ======           ======          =======

Total return (%)(a)                                               3.0               2.6              3.4             6.2
Net assets, end of period (000)                                $1,977            $1,780           $  663          $  423
Ratios to average net assets:
  Net expenses (%)(b)(c)                                         0.80              0.80             0.80            0.80
  Gross expenses (%)(c)                                          2.75              3.86             5.64           14.56
  Net investment income (loss) (%)(c)                            6.52              6.76             6.47            6.13
Portfolio turnover (%)                                             14                16               32             119

LOOMIS SAYLES FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS
INVESTMENT GRADE BOND FUND

                                                                                   INSTITUTIONAL CLASS
                                                            -------------------------------------------------------------
                                                              SIX MONTHS                      NINE MONTHS
                                                                 ENDED         YEAR ENDED         ENDED      PERIOD ENDED
                                                            MARCH 31, 2000    SEPTEMBER 30,   SEPTEMBER 30,  DECEMBER 31,
                                                            --------------    ------------    ------------   ------------
                                                             (UNAUDITED)         1999            1998           1997*
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 9.96           $10.28          $10.59         $10.00
                                                                ------           ------          ------         ------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                    0.36             0.76            0.52           0.65
  Net realized and unrealized gain (loss)
     on investments                                               0.16            (0.12)          (0.50)          0.77
                                                                ------           ------          ------         ------
     Total from investment operations                             0.52             0.64            0.02           1.42
                                                                ------           ------          ------         ------
LESS DISTRIBUTIONS--
  Dividends from net investment income                           (0.36)           (0.70)          (0.33)         (0.63)
  Distributions in excess of net investment income                0.00             0.00            0.00          (0.08)
  Distributions from net realized capital gains                   0.00            (0.26)           0.00          (0.12)
                                                                ------           ------          ------         ------
     Total distributions                                         (0.36)           (0.96)          (0.33)         (0.83)
                                                                ------           ------          ------         ------
Net asset value, end of period                                  $10.12           $ 9.96          $10.28         $10.59
                                                                ======           ======          ======         ======

Total return (%)(a)                                                5.4              6.5             0.0           14.5
Net assets, end of period (000)                                 $2,593           $2,427          $2,778         $2,445
Ratios to average net assets:
  Net expenses (%)(b)(c)                                          0.55             0.55            0.55           0.55
  Gross expenses (%)(c)                                           2.75             2.87            4.19           7.59
  Net investment income (loss) (%)(c)                             7.45             6.83            6.68           6.74
Portfolio turnover (%)                                              12               42              48            112


*    FROM COMMENCEMENT OF FUND OPERATIONS ON JANUARY 2, 1997 THROUGH DECEMBER
     31, 1997.
**   FROM COMMENCEMENT OF CLASS OPERATIONS ON MAY 24, 1999 THROUGH SEPTEMBER 30,
     1999.
(a)  TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REDUCED ITS
     ADVISORY FEES AND/OR BORNE OTHER EXPENSES. PERIODS LESS THAN ONE YEAR ARE
     NOT ANNUALIZED.
(b)  THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING
     THE PERIOD. WITHOUT THIS REIMBURSEMENT THE FUND'S RATIO OF EXPENSES WOULD
     HAVE BEEN HIGHER.
(c)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(d)  PER SHARE NET INVESTMENT INCOME HAS BEEN DETERMINED ON THE BASIS OF THE
     WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
(e)  TOTAL RETURN DOES NOT INCLUDE THE EFFECT OF ANY FRONT END SALES CHARGES FOR
     THE J CLASS.


                                                                                      RETAIL CLASS
                                                            -------------------------------------------------------------
                                                             SIX MONTHS                       NINE MONTHS
                                                                 ENDED         YEAR ENDED         ENDED      PERIOD ENDED
                                                            MARCH 31, 2000    SEPTEMBER 30,   SEPTEMBER 30,  DECEMBER 31,
                                                            --------------    -------------   -------------  ------------
                                                              (UNAUDITED)       1999             1998           1997*
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 9.95         $10.27          $10.59          $10.00
                                                                ------         ------          ------          ------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                    0.35           0.64            0.48            0.62(d)
  Net realized and unrealized gain (loss)
     on investments                                               0.16          (0.03)          (0.49)           0.78
                                                                ------         ------          ------          ------
     Total from investment operations                             0.51           0.61           (0.01)           1.40
                                                                ------         ------          ------          ------
LESS DISTRIBUTIONS--
  Dividends from net investment income                           (0.35)         (0.67)          (0.31)          (0.62)
  Distributions in excess of net investment income                0.00           0.00            0.00           (0.07)
  Distributions from net realized capital gains                   0.00          (0.26)           0.00           (0.12)
                                                                ------         ------          ------          ------
     Total distributions                                         (0.35)         (0.93)          (0.31)          (0.81)
                                                                ------         ------          ------          ------
Net asset value, end of period                                  $10.11         $ 9.95          $10.27          $10.59
                                                                ======         ======          ======          ======

Total return (%)(a)                                                5.3            6.2            (0.2)           14.3
Net assets, end of period (000)                                 $2,857         $2,561          $1,743          $  862
Ratios to average net assets:
  Net expenses (%)(b)(c)                                          0.80           0.80            0.80            0.80
  Gross expenses (%)(c)                                           2.85           3.20            5.25           10.95
  Net investment income (loss) (%)(c)                             7.21           6.60            6.43            6.51
Portfolio turnover (%)                                              12             42              48             112

                                                                  J CLASS
                                                       -------------------------------
                                                        SIX MONTHS
                                                            ENDED        PERIOD ENDED
                                                       MARCH 31, 2000    SEPTEMBER 30,
                                                       --------------    -------------
                                                        (UNAUDITED)         1999**
--------------------------------------------------------------------------------------
Net asset value, beginning of period                        $ 9.95          $ 10.29
                                                            ------          -------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                0.33             0.21
  Net realized and unrealized gain (loss)
     on investments                                           0.16            (0.36)
                                                            ------          -------
     Total from investment operations                         0.49            (0.15)
                                                            ------          -------
LESS DISTRIBUTIONS--
  Dividends from net investment income                       (0.33)           (0.19)
  Distributions in excess of net investment income            0.00             0.00
  Distributions from net realized capital gains               0.00             0.00
                                                            ------          -------
     Total distributions                                     (0.33)           (0.19)
                                                            ------          -------
Net asset value, end of period                             $ 10.11          $  9.95
                                                           =======          =======

Total return (%)(a)                                            5.0(e)          (1.5)(e)
Net assets, end of period (000)                            $16,815          $16,307
Ratios to average net assets:
  Net expenses (%)(b)(c)                                      1.30             1.30
  Gross expenses (%)(c)                                       2.67             2.16
  Net investment income (loss) (%)(c)                         6.70             6.11
Portfolio turnover (%)                                          12               42

LOOMIS SAYLES FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS
MUNICIPAL BOND FUND

                                                                                 INSTITUTIONAL CLASS
                                                                  --------------------------------------------------
                                                                     SIX MONTHS                        NINE MONTHS
                                                                       ENDED          YEAR ENDED          ENDED
                                                                  MARCH 31, 2000     SEPTEMBER 30,     SEPTEMBER 30,
                                                                  --------------     -------------     -------------
                                                                    (UNAUDITED)          1999             1998
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $10.93            $11.96          $ 11.70
                                                                     ------            ------          -------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                         0.26              0.52             0.40
  Net realized and unrealized gain (loss)
     on investments                                                   (0.06)            (0.84)            0.27
                                                                     ------            ------          -------
     Total from investment operations                                  0.20             (0.32)            0.67
                                                                     ------            ------          -------
LESS DISTRIBUTIONS--
  Dividends from net investment income                                (0.25)            (0.52)           (0.40)
  Distributions from net realized capital gains                       (0.01)            (0.19)           (0.01)
                                                                     ------            ------          -------
     Total distributions                                              (0.26)            (0.71)           (0.41)
                                                                     ------            ------          -------

Net asset value, end of period                                       $10.87            $10.93          $ 11.96
                                                                     ======            ======          =======

Total return (%)(a)                                                     1.9              (2.8)             5.9
Net assets, end of period (000)                                      $8,302            $9,823          $10,056
Ratios to average net assets:
  Net expenses (%)(b)(c)                                               0.50              0.54             0.60
  Gross expenses (%)(c)                                                1.70              1.63             1.70
  Net investment income (loss) (%)(c)                                  4.71              4.54             4.62
Portfolio turnover (%)                                                   15                38               30

(a)  TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REDUCED ITS
     ADVISORY FEES AND/OR BORNE OTHER EXPENSES. PERIODS LESS THAN ONE YEAR ARE
     NOT ANNUALIZED.
(b)  THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING
     THE PERIOD. WITHOUT THIS REIMBURSEMENT THE FUND'S RATIO OF EXPENSES WOULD
     HAVE BEEN HIGHER.
(c)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

                                                                             INSTITUTIONAL CLASS
                                                                --------------------------------------------


                                                                            YEAR ENDED DECEMBER 31,
                                                                --------------------------------------------
                                                                  1997              1996             1995
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $11.29           $11.53           $10.41
                                                                  ------           ------           ------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                      0.56             0.52             0.52
  Net realized and unrealized gain (loss)
     on investments                                                 0.51            (0.15)            1.16
                                                                  ------           ------           ------
     Total from investment operations                               1.07             0.37             1.68
                                                                  ------           ------           ------
LESS DISTRIBUTIONS--
  Dividends from net investment income                             (0.56)           (0.52)           (0.52)
  Distributions from net realized capital gains                    (0.10)           (0.09)           (0.04)
                                                                  ------           ------           ------
     Total distributions                                           (0.66)           (0.61)           (0.56)
                                                                  ------           ------           ------

Net asset value, end of period                                    $11.70           $11.29           $11.53
                                                                  ======           ======           ======

Total return (%)(a)                                                  9.8              3.3             16.5
Net assets, end of period (000)                                   $8,752           $8,701           $7,961
Ratios to average net assets:
  Net expenses (%)(b)(c)                                            0.60             1.00             1.00
  Gross expenses (%)(c)                                             1.80             2.31             2.02
  Net investment income (loss) (%)(c)                               4.90             4.61             4.72
Portfolio turnover (%)                                                50               38               41

LOOMIS SAYLES FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS
SHORT-TERM BOND FUND

                                                        INSTITUTIONAL CLASS
                                             ------------------------------------------
                                              SIX MONTHS                  NINE MONTHS
                                                 ENDED       YEAR ENDED      ENDED
                                             MARCH 31, 2000 SEPTEMBER 30, SEPTEMBER 30,
                                             -------------- ------------- -------------
                                               (UNAUDITED)      1999         1998
---------------------------------------------------------------------------------------
Net asset value, beginning of period             $  9.51      $ 9.96       $  9.75
                                                  ------       ------       ------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                      0.30         0.62         0.44
  Net realized and unrealized gain (loss)
    on investments                                 (0.12)       (0.45)        0.21
                                                  ------       ------       ------
    Total from investment operations                0.18         0.17         0.65
                                                  ------       ------       ------
LESS DISTRIBUTIONS--
  Dividends from net investment income             (0.31)       (0.62)       (0.44)
                                                  ------       ------       ------

Net asset value, end of period                   $  9.38      $  9.51      $  9.96
                                                  ======       ======       ======

Total return (%)(a)                                  1.9          1.8          6.8
Net assets, end of period (000)                  $35,585      $26,849      $27,288
Ratios to average net assets:
  Net expenses (%)(b)(c)                            0.37         0.27         0.50
  Gross expenses (%)(c)                             0.76         0.87         0.83
  Net investment income (loss) (%)(c)               6.47         6.38         5.94
Portfolio turnover (%)                                39           81           47

*    FROM COMMENCEMENT OF CLASS OPERATIONS ON JANUARY 2, 1997 THROUGH DECEMBER
     31, 1997.
(a)  TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REDUCED ITS
     ADVISORY FEES AND/OR BORNE OTHER EXPENSES. PERIODS LESS THAN ONE YEAR ARE
     NOT ANNUALIZED.
(b)  THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING
     THE PERIOD. WITHOUT THIS REIMBURSEMENT THE FUND'S RATIO OF EXPENSES WOULD
     HAVE BEEN HIGHER.
(c)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.


                                                 INSTITUTIONAL CLASS                          RETAIL CLASS
                                            ---------------------------  -------------------------------------------------------
                                                                           SIX MONTHS                 NINE MONTHS
                                                                             ENDED       YEAR ENDED      ENDED     PERIOD ENDED
                                              YEAR ENDED DECEMBER 31,    MARCH 31, 2000 SEPTEMBER 30, SEPTEMBER 30, DECEMBER 31,
                                            --------------------------  -------------- ------------- ------------- ------------
                                            1997       1996       1995    (UNAUDITED)      1999          1998          1997*
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $  9.70    $  9.81    $  9.46      $ 9.50       $ 9.96        $ 9.75        $ 9.70
                                          ------     -------    -------      ------       ------        ------        ------

INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)               0.61       0.55       0.63        0.29         0.59          0.42          0.59
  Net realized and unrealized gain (loss)
    on investments                           0.06      (0.11)      0.35       (0.12)       (0.46)         0.21          0.06
                                           ------     -------    ------       ------       ------        -----          ----
    Total from investment operations         0.67       0.44       0.98        0.17         0.13          0.63          0.65
                                           ------     -------    ------       -----        -----         -----          ----

LESS DISTRIBUTIONS--
  Dividends from net investment income      (0.62)     (0.55)     (0.63)      (0.29)       (0.59)        (0.42)        (0.60)
                                            ------     ------     ------      ------       ------        ------        ------

Net asset value, end of period            $  9.75    $  9.70    $  9.81      $ 9.38       $ 9.50        $ 9.96        $ 9.75
                                          =======    =======    =======      ======       ======        ======        ======

Total return (%)(a)                           7.1        4.7       10.6         1.9          1.4           6.6           6.9
Net assets, end of period (000)           $18,792    $18,229    $26,039      $  594       $  786        $  773        $  285
Ratios to average net assets:
  Net expenses (%)(b)(c)                     0.50       1.00       1.00        0.61         0.52          0.75          0.75
  Gross expenses (%)(c)                      1.19       1.17       1.03        3.67         4.21          6.00         17.77
  Net investment income (loss) (%)(c)        6.34       5.69       6.46        6.20         6.14          5.66          6.04
Portfolio turnover (%)                         91        120        214          39           81            47            91

LOOMIS SAYLES FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS
U.S. GOVERNMENT SECURITIES FUND

                                                         INSTITUTIONAL CLASS
                                             ------------------------------------------
                                                SIX MONTHS                NINE MONTHS
                                                  ENDED      YEAR ENDED      ENDED
                                             MARCH 31, 2000 SEPTEMBER 30, SEPTEMBER 30,
                                             -------------- ------------- -------------
                                                (UNAUDITED)     1999         1998
---------------------------------------------------------------------------------------
Net asset value, beginning of period             $ 10.38      $ 11.41      $ 10.70
                                                 -------      -------      -------

INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                      0.34         0.65         0.43
  Net realized and unrealized gain (loss)
    on investments                                  0.10        (1.03)        0.58
                                                 -------      -------      -------
    Total from investment operations                0.44        (0.38)        1.01
                                                 -------      -------      -------

LESS DISTRIBUTIONS--
  Dividends from net investment income             (0.30)       (0.65)       (0.30)
                                                 -------      -------      -------

Net asset value, end of period                   $ 10.52      $ 10.38      $ 11.41
                                                 =======      =======      =======

Total return (%)(a)                                  4.4         (3.5)         9.6
Net assets, end of period (000)                  $13,683      $16,141      $29,246
Ratios to average net assets:
  Net expenses (%)(b)(c)                            0.50         0.52         0.60
  Gross expenses (%)(c)                             1.13         1.03         0.97
  Net investment income (loss) (%)(c)               6.29         5.75         5.61
Portfolio turnover (%)                                32           75           84

(a)  TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REDUCED ITS
     ADVISORY FEES AND/OR BORNE OTHER EXPENSES. PERIODS LESS THAN ONE YEAR ARE
     NOT ANNUALIZED.
(b)  THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING
     THE PERIOD. WITHOUT THIS REIMBURSEMENT THE FUND'S RATIO OF EXPENSES WOULD
     HAVE BEEN HIGHER.
(c)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.



                                                                INSTITUTIONAL CLASS
                                                         ---------------------------------


                                                              YEAR ENDED DECEMBER 31,
                                                         ---------------------------------
                                                           1997         1996         1995
------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 10.08      $ 10.64       $ 9.22
                                                         -------      -------       ------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                              0.63         0.68         0.66
  Net realized and unrealized gain (loss)
    on investments                                          0.61        (0.57)        1.42
                                                         -------      -------       ------
    Total from investment operations                        1.24         0.11         2.08
                                                         -------      -------       ------

LESS DISTRIBUTIONS--
  Dividends from net investment income                     (0.62)       (0.67)       (0.66)
                                                         -------      -------       ------

Net asset value, end of period                           $ 10.70      $ 10.08      $ 10.64
                                                         =======      =======      =======

Total return (%)(a)                                         12.7          1.3         23.0
Net assets, end of period (000)                          $17,668      $14,192      $19,499
Ratios to average net assets:

  Net expenses (%)(b)(c)                                    0.60         1.00         1.00
  Gross expenses (%)(c)                                     1.23         1.19         1.22
  Net investment income (loss) (%)(c)                       6.29         6.23         6.47
Portfolio turnover (%)                                       156          137          169

LOOMIS SAYLES FIXED INCOME FUNDS

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
MARCH 31, 2000 (UNAUDITED)

1. The Loomis Sayles Funds is comprised of predominantly no-load mutual funds (the "Funds").

Each Fund is a series of Loomis Sayles Funds (the "Trust"). The Trust is a diversified, open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act") and organized as a Massachusetts business trust on February 20, 1991. The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest in multiple series.

Each Fund is separately managed and has its own investment objective and policies. Loomis, Sayles & Company, L.P. ("Loomis Sayles") is the investment adviser of each Fund.

The Trust consists of the following Funds:

FIXED INCOME FUNDS                              EQUITY FUNDS
------------------                              ------------
Loomis Sayles Bond Fund                         Loomis Sayles Aggressive Growth Fund
Loomis Sayles Global Bond Fund                  Loomis Sayles Core Value Fund
Loomis Sayles High Yield Fund                   Loomis Sayles Emerging Markets Fund
Loomis Sayles Intermediate Maturity Bond Fund   Loomis Sayles Global Technology Fund
Loomis Sayles Investment Grade Bond Fund        Loomis Sayles Growth Fund
Loomis Sayles Municipal Bond Fund               Loomis Sayles International Equity Fund
Loomis Sayles Short-Term Bond Fund              Loomis Sayles Mid-Cap Value Fund
Loomis Sayles U.S. Government Securities Fund   Loomis Sayles Small Cap Growth Fund
                                                Loomis Sayles Small Cap Value Fund
                                                Loomis Sayles Worldwide Fund

The Fixed Income Funds (excluding the High Yield Fund, the Municipal Bond and U.S. Government Securities Funds, which only offer Institutional Class shares) offer Institutional and Retail Class shares. The Bond Fund offers Admin Class shares and the Investment Grade Bond Fund offers J Class shares. Each class of shares has an equal pro rata interest in the assets of the relevant fund and general voting privileges. Institutional, Retail, Admin and J Classes differ with respect to distribution and certain other class-specific expenses and expense reductions. Retail Class and Admin Class shares are subject to distribution fees at an annual rate of 0.25% of the respective Class' average net assets, pursuant to distribution plans adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Admin Class shares are subject to a service fee at an annual rate of 0.25% of the Fund's average net assets attributable to the Admin Class. The J Class shares are subject to a service fee at an annual rate of 0.25% and a distribution fee at the annual rate of 0.50% of the respective Class' average net assets, pursuant to a service and distribution plan adopted under Rule 12b-1. Retail, Admin and J Class shares have exclusive voting rights with respect to their distribution plans.

Purchases of the J Class shares are subject to a maximum sales charge of 3.50% (the "public offering price").

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that

LOOMIS SAYLES FIXED INCOME FUNDS

--------------------------------------------------------------------------------
MARCH 31, 2000 (UNAUDITED)

affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fixed Income Funds:

A. SECURITY VALUATION -- Long-term debt securities for which quotations are readily available are valued by a pricing service, as approved by the Board of Trustees, which generally uses the most recent bid prices in the principal market in which such securities are normally traded. Municipal debt securities are valued by a pricing service, as approved by the Board of Trustees, which generally uses a computerized matrix system or dealer supplied quotations that consider market transactions for comparable securities. Equity securities for which quotations are readily available are valued at their last sale price on the exchange where primarily traded or, if there is no reported sale during the day, at the closing bid price. Short-term securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Other securities for which quotations are not readily available (including restricted securities, if any) are valued primarily using dealer supplied quotations or at their fair values as determined in good faith under the general supervision of the Board of Trustees.

B. REPURCHASE AGREEMENTS -- The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Funds take possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Funds to resell, the obligation at an agreed-upon price and time. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Funds' holding period. The Funds, through their custodian, receive delivery of the underlying securities collateralizing repurchase agreements. It is the Funds' policy that the market value of the collateral be at least equal to 102% of the repurchase price. These securities are marked-to-market daily. Loomis Sayles is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters into insolvency proceedings, realization of the collateral by the Funds may be delayed or limited.

C. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS -- The books and records of each of the Funds (including those Funds that invest in foreign securities) are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars is translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not isolated from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

LOOMIS SAYLES FIXED INCOME FUNDS

--------------------------------------------------------------------------------
MARCH 31, 2000 (UNAUDITED)

Net realized and unrealized gains and losses on foreign currency transactions represent foreign exchange gains and losses from the sale of holdings of foreign currencies, foreign currency gains and losses between trade dates and settlement dates on investment securities transactions, sales and maturities of forward foreign currency exchange contracts, and the difference between the amounts of daily interest accruals on the books of the Funds and the amounts actually received resulting from changes in exchange rates on the payable date.

Certain funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency exchange contracts is determined using contractual currency exchange rates established at the time of each trade.

Each Fund (except the Municipal Bond and U.S. Government Securities Funds) may purchase securities of foreign issuers. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments and their markets may be less liquid and the prices of such securities may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts to protect securities against changes in future foreign exchange rates. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date.

The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward currency exchange rate and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency translations in the Funds' Statements of Assets and Liabilities. Realized gain or loss is recognized when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and recorded as realized gain (loss) on foreign currency transactions in the Funds' Statements of Operations.

LOOMIS SAYLES FIXED INCOME FUNDS

--------------------------------------------------------------------------------
MARCH 31, 2000 (UNAUDITED)

Risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of the counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At March 31, 2000, the Global Bond Fund had the following open forward foreign currency exchange contracts:

                                   LOCAL     AGGREGATE               UNREALIZED
                      DELIVERY    CURRENCY     FACE       TOTAL     APPRECIATION
                        DATE       AMOUNT     AMOUNT      VALUE    (DEPRECIATION)
                      -------   ----------   ---------   --------  --------------
Japanese Yen (sell)   6/15/00   23,460,000   $220,158    $231,443    $(11,285)
Japanese Yen (sell)   6/15/00   17,145,000    160,429     169,143      (8,714)
Japanese Yen (sell)   6/15/00    8,865,000     82,642      87,457      (4,815)
Japanese Yen (sell)   6/15/00    5,880,000     54,129      58,009      (3,880)
Japanese Yen (sell)   6/15/00   45,000,000    446,783     443,945       2,838
                                                                     --------
                                                                     $(25,856)
                                                                     ========

E. SECURITY TRANSACTIONS, RELATED INVESTMENT INCOME AND EXPENSES -- Security transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income is increased by the accretion of discount. Discounts on zero coupon bonds, original issue discount bonds, step bonds and payment in kind bonds are accreted according to the effective interest method. Interest income on the Municipal Bond Fund is decreased by the amortization of premium. Premiums are amortized using the yield to maturity method. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed are apportioned among the Funds based on relative net assets.

Investment income, realized and unrealized gains and losses, and the common expenses of the fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution and certain other class specific fees and expense reductions.

F. FEDERAL INCOME TAXES -- Each Fund is a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its net investment income and any net realized capital gains. Accordingly, no provision for federal income tax or excise tax has been made.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Municipal Bond Fund and Short-Term Bond Fund declare dividends daily to shareholders of record at the time and pay dividends monthly. The Investment Grade Bond Fund declares and pays its net investment income to shareholders monthly. The Bond, High Yield, Intermediate Maturity Bond, and U.S. Government Securities Funds declare and pay

LOOMIS SAYLES FIXED INCOME FUNDS

--------------------------------------------------------------------------------
MARCH 31, 2000 (UNAUDITED)

their net investment income quarterly. The Global Bond Fund declares and pays its net investment income to shareholders annually. Distributions from net realized capital gains are declared and paid on an annual basis by all of the Funds. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in reclassifications to the Fund's capital accounts to reflect income and gains available for distribution, are primarily due to differing book and tax treatments for litigation proceeds, foreign currency transactions, capital loss carryforwards, non-deductible organization costs, deferred losses due to wash sales, excise tax regulations and net operating losses. Some of these classifications may include temporary book and tax basis differences that will reverse in subsequent periods. Dividends from net investment income are determined on a class level. Capital gains are determined on a Fund level.

H. REDEMPTION FEES -- Shares held in the High Yield Fund less than one year are subject to a redemption fee equal to 2% of the amount redeemed. For the six months ended March 31, 2000, the redemption fees amounted to $518 for the Institutional Class.

I. ORGANIZATION EXPENSE AND DEFERRED REGISTRATION COSTS -- Organization costs incurred by the High Yield Fund are being amortized over 60 months.

2. PURCHASES AND SALES OF SECURITIES -- (excluding short-term investments) for each Fund for the period ended March 31, 2000 were as follows:

                                                           PURCHASES
                                             ---------------------------------
                                             U.S. GOVERNMENT          OTHER
                                             ---------------          -----
Bond Fund .................................      $46,278,668      $237,484,588
Global Bond Fund ..........................                0         6,772,989
High Yield Fund ...........................                0         5,201,704
Intermediate Maturity Bond Fund ...........          962,120         3,940,887
Investment Grade Bond Fund ................                0         3,235,947
Municipal Bond Fund .......................          440,679           875,946
Short-Term Bond Fund ......................       13,904,750         6,068,529
U.S. Government Securities Fund ...........        4,831,794                 0

                                                           SALES
                                             ---------------------------------
                                             U.S. GOVERNMENT          OTHER
                                             ---------------          -----
Bond Fund .................................      $98,965,562      $140,366,468
Global Bond Fund ..........................                0         2,885,258
High Yield Fund ...........................                0         4,116,076
Intermediate Maturity Bond Fund ...........        1,393,032           272,058
Investment Grade Bond Fund ................        1,724,652           891,391
Municipal Bond Fund .......................           99,336         2,254,376
Short-Term Bond Fund ......................        8,507,843         2,707,414
U.S. Government Securities Fund ...........        7,055,974                 0

LOOMIS SAYLES FIXED INCOME FUNDS

--------------------------------------------------------------------------------

MARCH 31, 2000 (UNAUDITED)

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES -- During the period ended March 31, 2000, the Funds incurred management fees payable to Loomis Sayles. Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles' general partner is indirectly owned by Nvest, L.P., a publicly-traded limited partnership whose general partner is indirectly owned by Metropolitan Life Insurance Company. Metropolitan Life Insurance Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. Separate management agreements for each Fund in effect during the period ended March 31, 2000 provided for fees at the following annual percentage rate of each Fund's average daily net assets indicated below. Loomis Sayles has contractually agreed, until February 1, 2001, to reduce its advisory fees and/or bear other expenses, to the extent necessary to limit the total operating expenses of each Fund to the following percentage rate of the Fund's average daily net assets:


                                                       MAXIMUM EXPENSE RATIOS
                                             ------------------------------------------
                               MANAGEMENT    INSTITUTIONAL    RETAIL     ADMIN      J
FUND                              FEES           CLASS         CLASS     CLASS    CLASS
----                           ----------    -------------    ------    ------    -----
Bond Fund ..................      0.60%          0.75%         1.00%     1.25%       --
Global Bond Fund ...........      0.60%          0.90%         1.15%       --        --
High Yield Fund ............      0.60%          0.75%           --        --        --
Intermediate Maturity
   Bond Fund ...............      0.40%          0.55%         0.80%       --        --
Investment Grade
   Bond Fund ...............      0.40%          0.55%         0.80%       --       1.30%
Municipal Bond
   Fund (1) ................      0.30%          0.50%           --        --        --
Short-Term Bond
   Fund (2) ................      0.25%          0.50%         0.75%       --        --
U.S. Government
   Securities Fund .........      0.30%          0.50%           --        --        --


(1) Since February 1, 1999, and continuing through February 1, 2001, the Municipal Bond Fund reduced its management fees from 0.40%.

(2) Effective January 1, 2000, the Short-Term Bond Fund increased its management fees and the Fund's expense limitation for the Institutional and Retail Classes. From October 27, 1998 through December 31, 1999, Loomis Sayles waived the management fee, and the expense limitations were 0.25% and 0.50% for the Institutional and Retail Classes, respectively.

The Institutional Class, Retail Class and J Class of shares of the Funds may pay Loomis Sayles Distributors, L.P. (the "Distributor"), a subsidiary of the investment adviser, sub-accounting and/or servicing fees with respect to omnibus Fund shareholder accounts in amounts that will not cause the Funds' respective classes to exceed their voluntary expense limitations and that do not exceed the amounts that the Funds' transfer agent would charge if the beneficial owners of the omnibus accounts held Fund shares

LOOMIS SAYLES FIXED INCOME FUNDS

--------------------------------------------------------------------------------

MARCH 31, 2000 (UNAUDITED)

directly. As of March 31, 2000, the following amount was paid under this arrangement: Bond Fund Institutional Share class $265,656.

A. TRUSTEES FEES AND EXPENSES -- The Trust does not pay any compensation directly to its officers or trustees who are directors, officers or employees of Loomis Sayles, The New England or their affiliates. Each independent trustee is compensated by the Trust on behalf of each Fund at the rate of $1,250 per Fund per year, plus travel expenses for each meeting attended.

B. SHAREHOLDERS -- At March 31, 2000, Loomis Sayles Distributors, LP held 19,327 shares of the U.S. Government Securities Fund. In addition, Loomis Sayles Funded Pension Plan and the Loomis Sayles & Company, L.P. Employees' Defined Contribution Retirement Plans held shares of beneficial interest in the Funds as follows:


                                                                      DEFINED
                                                  PENSION          CONTRIBUTION
                                                   PLAN                PLANS
                                                 ---------         ------------
Bond Fund.....................................   1,050,834           1,036,141
Global Bond Fund..............................     730,224             273,875
High Yield Fund...............................     393,107             623,321
Intermediate Maturity Bond Fund...............     555,499             212,717
Investment Grade Bond Fund....................           0             135,509
Short-Term Bond Fund..........................       3,370             363,698
U.S. Government Securities Fund...............     177,186             230,481


4. CREDIT RISK -- The Bond Fund may invest up to 35%, the High Yield Fund will normally invest at least 65%, the Global Bond and Short-Term Bond Funds each may invest up to 20%, the Intermediate Maturity Bond and the Investment Grade Bond Funds each may invest up to 10%, and the Municipal Bond Fund may invest up to 25% of its assets in securities offering high current income, which generally will be in the lower rating categories of recognized rating agencies. These securities are regarded as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations and will generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities.

5. LINE OF CREDIT -- The Trust has entered into an agreement which enables each Fund to borrow under a $25 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.455%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, is accrued by the Trust and apportioned among the Funds based on each Fund's average daily unused portion of the line of credit. During the six months ended March 31, 2000, the Funds had no borrowings under the agreement.

LOOMIS SAYLES FIXED INCOME FUNDS

--------------------------------------------------------------------------------

MARCH 31, 2000 (UNAUDITED)

6. CAPITAL SHARE TRANSACTIONS -- The tables below summarize the transactions in Fund shares for the periods indicated:

                                                    LOOMIS SAYLES BOND FUND
                                ---------------------------------------------------------------
                                       SIX MONTHS ENDED                YEAR ENDED
                                        MARCH 31, 2000             SEPTEMBER 30, 1999
                                ----------------------------    -------------------------------
INSTITUTIONAL CLASS SHARES         SHARES        AMOUNT           SHARES            AMOUNT
--------------------------      -----------   --------------    -----------     ---------------
Issued from the sale
   of shares .................   31,994,308   $  372,391,950     45,186,642     $   546,081,627
Issued in connection with
   the reinvestment of
   distributions .............    4,728,685       54,098,177     11,973,285         144,036,419
Redeemed .....................  (30,258,594)    (351,084,915)   (43,681,014)       (527,470,996)
                                -----------   --------------    -----------     ---------------
Net change ...................    6,464,399   $   75,405,212     13,478,913     $   162,647,050
                                ===========   ==============    ===========     ===============


RETAIL CLASS SHARES                SHARES        AMOUNT           SHARES            AMOUNT
-------------------             -----------   --------------    -----------     ---------------
Issued from the sale
   of shares .................    2,025,228   $   23,555,115      2,061,328     $    24,858,182
Issued in connection with
   the reinvestment of
   distributions .............      183,566        2,100,530        503,055           6,047,054
Redeemed .....................   (1,098,511)     (12,774,828)    (2,205,035)        (26,569,909)
                                -----------   --------------    -----------     ---------------
Net change ...................    1,110,283   $   12,880,817        359,348     $     4,335,327
                                ===========   ==============    ===========     ===============


ADMIN CLASS SHARES                 SHARES        AMOUNT           SHARES            AMOUNT
------------------              -----------   --------------    -----------     ---------------
Issued from the sale
   of shares .................      107,944   $    1,251,859        192,735$          2,291,952
Issued in connection with
   the reinvestment of
   distributions .............        6,910           79,150         11,891             142,967
Redeemed .....................      (38,328)        (451,909)      (123,431)         (1,457,404)
                                -----------   --------------    -----------     ---------------
Net change ...................       76,526   $      879,100         81,195     $       977,515
                                ===========   ==============    ===========     ===============

LOOMIS SAYLES FIXED INCOME FUNDS

--------------------------------------------------------------------------------

MARCH 31, 2000 (UNAUDITED)

                                                LOOMIS SAYLES GLOBAL BOND FUND
                                ---------------------------------------------------------------
                                       SIX MONTHS ENDED                YEAR ENDED
                                        MARCH 31, 2000             SEPTEMBER 30, 1999
                                ----------------------------    -------------------------------
INSTITUTIONAL CLASS SHARES         SHARES        AMOUNT           SHARES            AMOUNT
--------------------------      -----------   --------------    -----------     ---------------
Issued from the sale
   of shares .................      340,938   $    3,959,493        374,228     $     4,678,699
Issued in connection with
   the reinvestment of
   distributions .............      246,308        2,903,411        192,759           2,349,727
Redeemed .....................     (235,020)      (2,727,765)      (358,078)         (4,539,678)
                                -----------   --------------    -----------     ---------------
Net change ...................      352,226   $    4,135,139        208,909     $     2,488,748
                                ===========   ==============    ===========     ===============


RETAIL CLASS SHARES                SHARES        AMOUNT           SHARES            AMOUNT
-------------------             -----------   --------------    -----------     ---------------
Issued from the sale
   of shares .................      413,554   $    4,818,052        288,336     $     3,620,204
Issued in connection with
   the reinvestment of
   distributions .............       54,410          640,845         32,073             390,975
Redeemed .....................     (130,954)      (1,526,000)      (290,413)         (3,697,922)
                                -----------   --------------    -----------     ---------------
Net change ...................      337,010   $    3,932,897         29,996     $       313,257
                                ===========   ==============    ===========     ===============


                                               LOOMIS SAYLES HIGH YIELD FUND
                                ---------------------------------------------------------------
                                       SIX MONTHS ENDED                YEAR ENDED
                                        MARCH 31, 2000             SEPTEMBER 30, 1999
                                ----------------------------    -------------------------------
INSTITUTIONAL CLASS SHARES         SHARES        AMOUNT           SHARES            AMOUNT
--------------------------      -----------   --------------    -----------     ---------------
Issued from the sale
   of shares .................      600,113   $    5,257,547      1,586,791     $    13,266,474
Issued in connection with
   the reinvestment of
   distributions .............      124,031        1,052,185        195,150           1,638,247
Redeemed .....................     (483,302)      (4,250,162)      (252,091)         (2,173,082)
                                -----------   --------------    -----------     ---------------
Net change ...................      240,842   $    2,059,570      1,529,850     $    12,731,639
                                ===========   ==============    ===========     ===============

LOOMIS SAYLES FIXED INCOME FUNDS

--------------------------------------------------------------------------------

MARCH 31, 2000 (UNAUDITED)


                                           LOOMIS SAYLES INTERMEDIATE MATURITY FUND
                                ---------------------------------------------------------------
                                       SIX MONTHS ENDED                YEAR ENDED
                                        MARCH 31, 2000             SEPTEMBER 30, 1999
                                ----------------------------    -------------------------------
INSTITUTIONAL CLASS SHARES         SHARES        AMOUNT           SHARES            AMOUNT
--------------------------      -----------   --------------    -----------     ---------------
Issued from the sale of
   shares....................       340,096   $    3,177,482        113,016     $     1,094,638
Issued in connection with
   the reinvestment of
   distributions.............        31,604          295,808         67,894             658,132
Redeemed.....................       (64,543)        (609,425)       (95,859)           (927,086)
                                -----------   --------------    -----------     ---------------
Net change...................       307,157   $    2,863,865         85,051     $       825,684
                                ===========   ==============    ===========     ===============


RETAIL CLASS SHARES                SHARES        AMOUNT           SHARES            AMOUNT
-------------------             -----------   --------------    -----------     ---------------
Issued from the sale of shares       27,798   $      261,399        122,742     $     1,181,866
Issued in connection with
   the reinvestment of
   distributions..............        5,223           48,864          6,033              58,346
Redeemed......................      (11,610)        (109,163)        (8,249)            (79,924)
                                -----------   --------------    -----------     ---------------
Net change....................       21,411   $      201,100        120,526     $     1,160,288
                                ===========   ==============    ===========     ===============


                                          LOOMIS SAYLES INVESTMENT GRADE BOND FUND
                                ---------------------------------------------------------------
                                       SIX MONTHS ENDED                YEAR ENDED
                                        MARCH 31, 2000             SEPTEMBER 30, 1999
                                ----------------------------    -------------------------------
INSTITUTIONAL CLASS SHARES         SHARES        AMOUNT           SHARES            AMOUNT
--------------------------      -----------   --------------    -----------     ---------------
Issued from the sale of
   shares.....................       41,197   $    407,636         132,615      $     1,341,490
Issued in connection with
   the reinvestment of
   distributions..............        6,276         61,757          21,477              216,240
Redeemed......................      (34,881)      (345,542)       (180,728)          (1,824,504)
                                -----------   --------------    -----------     ---------------
Net change....................       12,592   $    123,851         (26,636)     $      (266,774)
                                ===========   ==============    ===========     ===============


RETAIL CLASS SHARES                SHARES        AMOUNT           SHARES            AMOUNT
-------------------             -----------   --------------    -----------     ---------------
Issued from the sale of
   shares....................        38,277   $      377,702        185,638     $     1,869,371
Issued in connection with
   the reinvestment of
   distributions.............         4,687           46,140         17,707             178,049
Redeemed.....................       (17,948)        (179,014)      (115,588)         (1,161,421)
                                -----------   --------------    -----------     ---------------
Net change...................        25,016   $      244,828         87,757     $       885,999
                                ===========   ==============    ===========     ===============


J CLASS SHARES                     SHARES        AMOUNT           SHARES*           AMOUNT
--------------                  -----------   --------------    -----------     ---------------
Issued from the sale of
   shares....................       205,500   $    2,031,056      1,788,840     $    18,214,195
Issued in connection with
   the reinvestment of
   distributions.............             0                0              0                   0
Redeemed.....................      (181,390)      (1,793,661)      (149,500)         (1,525,093)
                                -----------   --------------    -----------     ---------------
Net change...................        24,110   $      237,395      1,639,340     $    16,689,102
                                ===========   ==============    ===========     ===============

*FROM MAY 24, 1999 (COMMENCEMENT OF CLASS OPERATIONS).

LOOMIS SAYLES FIXED INCOME FUNDS

--------------------------------------------------------------------------------

MARCH 31, 2000 (UNAUDITED)

                                              LOOMIS SAYLES MUNICIPAL BOND FUND
                                ---------------------------------------------------------------
                                       SIX MONTHS ENDED                YEAR ENDED
                                        MARCH 31, 2000             SEPTEMBER 30, 1999
                                ----------------------------    -------------------------------
INSTITUTIONAL CLASS SHARES         SHARES        AMOUNT           SHARES            AMOUNT
--------------------------      -----------   --------------    -----------     ---------------
Issued from the sale of
   shares....................        33,308   $      357,720        112,105     $     1,290,401
Issued in connection with
   the reinvestment of
   distributions.............        14,024          150,590         38,193             440,141
Redeemed.....................      (182,789)      (1,964,146)       (92,039)         (1,047,290)
                                -----------   --------------    -----------     ---------------
Net change...................      (135,457)  $   (1,455,836)        58,259     $       683,252
                                ===========   ==============    ===========     ===============


                                                LOOMIS SAYLES SHORT-TERM BOND FUND
                                ---------------------------------------------------------------
                                       SIX MONTHS ENDED                YEAR ENDED
                                        MARCH 31, 2000             SEPTEMBER 30, 1999
                                ----------------------------    -------------------------------
INSTITUTIONAL CLASS SHARES         SHARES        AMOUNT           SHARES            AMOUNT
--------------------------      -----------   --------------    -----------     ---------------
Issued from the sale of
   shares....................     2,017,505   $   19,004,047      1,171,829     $    11,357,676
Issued in connection with
   the reinvestment of
   distributions.............        92,919          874,040        160,415           1,547,434
Redeemed.....................    (1,140,180)     (10,710,214)    (1,247,202)        (12,080,617)
                                -----------   --------------    -----------     ---------------
Net change...................       970,244   $    9,167,873         85,042     $       824,493
                                ===========   ==============    ===========     ===============


RETAIL CLASS SHARES                SHARES        AMOUNT           SHARES            AMOUNT
-------------------             -----------   --------------    -----------     ---------------
Issued from the sale of
   shares....................         4,903   $       46,041         61,280     $       594,618
Issued in connection with
   the reinvestment of
   distributions.............         2,175           20,473          3,749              36,056
Redeemed.....................       (26,465)        (248,596)       (59,909)           (587,608)
                                -----------   --------------    -----------     ---------------
Net change...................       (19,387)  $     (182,082)         5,120     $        43,066
                                ===========   ==============    ===========     ===============

                                         LOOMIS SAYLES U.S GOVERNMENT SECURITIES FUND
                                ---------------------------------------------------------------
                                       SIX MONTHS ENDED                YEAR ENDED
                                        MARCH 31, 2000             SEPTEMBER 30, 1999
                                ----------------------------    -------------------------------
INSTITUTIONAL CLASS SHARES         SHARES        AMOUNT           SHARES            AMOUNT
--------------------------      -----------   --------------    -----------     ---------------
Issued from the sale of
   shares....................       200,712   $    2,041,109        688,401     $     7,460,731
Issued in connection with
   the reinvestment of
   distributions.............        42,371          430,073        108,431           1,186,786
Redeemed.....................      (497,556)      (5,080,457)    (1,804,315)        (19,685,748)
                                -----------   --------------    -----------     ---------------
Net change...................      (254,473)  $   (2,609,275)    (1,007,483)    $   (11,038,231)
                                ===========   ==============    ===========     ===============




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